UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Randall W. Merk
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 30 — November 30, 2009

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETFTM
Portfolio Holdings as of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.8%	Common Stock	44,684,264	44,832,227
—%	Other Investment Company	21,143	21,143
99.8%	Total Investments	44,705,407	44,853,370
0.2%	Other Assets and Liabilities, Net		76,737
100.0%	Net Assets		44,930,107

	Number	Value
Security	of Shares	($)
Common Stock 99.8% of net assets
Automobiles & Components 0.6%
BorgWarner, Inc.	455	13,746
Cooper Tire & Rubber Co.	350	6,272
Dana Holding Corp. *	945	6,880
Federal-Mogul Corp. *	490	6,615
Ford Motor Co. *	12,705	112,947
Gentex Corp.	525	8,726
Harley-Davidson, Inc.	910	26,517
Johnson Controls, Inc.	2,275	61,539
The Goodyear Tire & Rubber Co. *	1,120	15,355
Thor Industries, Inc.	175	4,979
TRW Automotive Holdings Corp. *	350	7,616
WABCO Holdings, Inc.	245	5,789
		276,981

Banks 3.1%
Associated Banc-Corp	455	5,160
Astoria Financial Corp.	560	5,813
BancorpSouth, Inc.	280	6,496
Bank of Hawaii Corp.	175	7,997
BB&T Corp.	2,625	65,362
Beneficial Mutual Bancorp, Inc. *	595	5,534
BOK Financial Corp.	140	6,507
CapitalSource, Inc.	1,645	6,037
Capitol Federal Financial	175	5,107
City National Corp.	175	6,905
Comerica, Inc.	595	16,940
Commerce Bancshares, Inc.	255	10,229
Cullen/Frost Bankers, Inc.	210	10,084
CVB Financial Corp.	700	5,425
East West Bancorp, Inc.	560	8,170
F.N.B Corp.	770	5,013
Fannie Mae *	5,425	4,774
Fifth Third Bancorp	3,080	31,046
First Citizens BancShares, Inc., Class A	35	5,511
First Financial Bancorp	420	5,582
First Financial Bankshares, Inc.	105	5,437
First Horizon National Corp. *	840	11,382
First Niagara Financial Group, Inc.	700	9,233
FirstMerit Corp.	315	6,599
Freddie Mac *	4,795	4,939
Fulton Financial Corp.	665	5,732
Glacier Bancorp, Inc.	420	5,494
Hancock Holding Co.	140	5,796
Hudson City Bancorp, Inc.	1,820	24,188
Huntington Bancshares, Inc.	2,625	10,027
IBERIABANK Corp.	140	7,942
International Bancshares Corp.	350	5,869
Investors Bancorp, Inc. *	525	5,786
Kearny Financial Corp.	560	5,516
KeyCorp	3,500	20,510
M&T Bank Corp.	280	18,362
Marshall & Ilsley Corp.	1,435	8,251
MB Financial, Inc.	315	5,875
National Penn Bancshares, Inc.	875	4,830
NBT Bancorp, Inc.	245	5,045
New York Community Bancorp, Inc.	1,295	15,139
NewAlliance Bancshares, Inc.	490	5,772
Northwest Bancorp, Inc.	245	5,669
Ocwen Financial Corp. *	490	4,567
Old National Bancorp	525	6,111
Park National Corp.	105	6,280
People’s United Financial, Inc.	630	10,263
PNC Financial Services Group, Inc.	1,750	99,767
Popular, Inc.	2,450	5,807
Prosperity Bancshares, Inc.	175	6,970
Regions Financial Corp.	4,690	27,483
Signature Bank *	175	5,422
SunTrust Banks, Inc.	1,890	44,661
SVB Financial Group *	140	5,300
Synovus Financial Corp.	2,485	4,846
TCF Financial Corp.	455	5,979
TFS Financial Corp.	490	5,478
Trustmark Corp.	280	5,365
U.S. Bancorp	7,385	178,200
UMB Financial Corp.	140	5,502
Umpqua Holdings Corp.	560	6,586
United Bankshares, Inc.	280	4,788
Valley National Bancorp	525	6,940
Washington Federal, Inc.	420	8,001
Webster Financial Corp.	455	5,792
Wells Fargo & Co.	17,220	482,849
Westamerica Bancorp	105	5,586
Whitney Holding Corp.	700	5,635
Wilmington Trust Corp.	420	5,153
Wintrust Financial Corp.	175	4,545
Zions Bancorp	525	6,904
		1,397,865

Capital Goods 7.6%
3M Co.	2,450	189,728
A.O. Smith Corp.	140	5,869
A123 Systems, Inc. *	280	4,522
AAR Corp. *	140	2,612
Actuant Corp., Class A	315	5,144
Acuity Brands, Inc.	175	5,649
Aecom Technology Corp. *	350	8,890
AGCO Corp. *	350	10,608
Alliant Techsystems, Inc. *	140	12,001
American Superconductor Corp. *	175	5,810
AMETEK, Inc.	385	14,076
Applied Industrial Technologies, Inc.	280	5,810
Armstrong World Industries, Inc. *	140	5,800
Baldor Electric Co.	210	5,408

1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Barnes Group, Inc.	315	4,886
BE Aerospace, Inc. *	420	8,093
Belden, Inc.	210	4,645
Brady Corp., Class A	175	5,194
Briggs & Stratton Corp.	280	5,281
Bucyrus International, Inc.	280	14,501
Carlisle Cos., Inc.	245	7,867
Caterpillar, Inc.	2,450	143,055
CLARCOR, Inc.	175	5,577
Crane Co.	175	4,891
Cubic Corp.	140	4,875
Cummins, Inc.	700	31,430
Curtiss-Wright Corp.	175	4,981
Danaher Corp.	910	64,537
Deere & Co.	1,610	86,151
DigitalGlobe, Inc. *	245	5,637
Donaldson Co., Inc.	245	10,412
Dover Corp.	700	28,616
DynCorp International, Inc., Class A *	315	4,404
Eaton Corp.	630	40,257
EMCOR Group, Inc. *	245	5,831
Emerson Electric Co.	2,905	120,296
EnerSys *	245	5,576
ESCO Technologies, Inc. *	140	4,676
Esterline Technologies Corp. *	140	5,655
Fastenal Co.	525	19,467
First Solar, Inc. *	175	20,844
Flowserve Corp.	210	20,887
Fluor Corp.	700	29,736
Gardner Denver, Inc.	210	7,860
GATX Corp.	210	6,063
General Cable Corp. *	210	6,166
General Dynamics Corp.	1,260	83,034
General Electric Co.	41,020	657,140
Goodrich Corp.	490	29,077
Graco, Inc.	210	5,916
GrafTech International Ltd. *	490	7,208
Granite Construction, Inc.	210	6,294
Harsco Corp.	315	9,774
HEICO Corp., Class A	175	5,595
Hexcel Corp. *	490	5,170
Honeywell International, Inc.	2,660	102,330
Hubbell, Inc., Class B	210	9,536
IDEX Corp.	315	9,333
II-VI, Inc. *	210	5,981
Illinois Tool Works, Inc.	1,645	80,013
ITT Corp.	665	34,394
Jacobs Engineering Group, Inc. *	490	17,145
Joy Global, Inc.	420	22,487
Kaydon Corp.	175	6,223
KBR, Inc.	630	11,737
Kennametal, Inc.	315	7,088
L-3 Communications Holdings, Inc.	420	32,915
Lennox International, Inc.	210	7,795
Lincoln Electric Holdings, Inc.	140	7,193
Lockheed Martin Corp.	1,190	91,904
Masco Corp.	1,470	19,963
MasTec, Inc. *	455	5,806
McDermott International, Inc. *	910	19,055
Moog, Inc., Class A *	210	5,546
MSC Industrial Direct Co., Inc., Class A	175	8,032
Mueller Industries, Inc.	210	4,937
Navistar International Corp. *	210	6,932
Nordson Corp.	105	5,629
Northrop Grumman Corp.	1,120	61,376
Oshkosh Corp.	350	13,905
Otter Tail Corp.	245	5,642
Owens Corning, Inc. *	315	7,443
PACCAR, Inc.	1,330	49,316
Pall Corp.	455	14,483
Parker Hannifin Corp.	595	32,106
Pentair, Inc.	385	11,588
Precision Castparts Corp.	560	58,061
Quanta Services, Inc. *	770	14,437
Raytheon Co.	1,470	75,749
Regal-Beloit Corp.	140	6,644
Robbins & Myers, Inc.	245	5,633
Rockwell Automation, Inc.	490	21,310
Rockwell Collins, Inc.	595	31,809
Roper Industries, Inc.	350	18,214
Seaboard Corp.	35	50,890
Simpson Manufacturing Co., Inc.	210	5,221
Snap-on, Inc.	210	7,591
Spirit AeroSystems Holdings, Inc., Class A *	385	7,019
SPX Corp.	210	11,191
SunPower Corp., Class A *	350	7,234
Teledyne Technologies, Inc. *	175	5,866
Terex Corp. *	455	8,568
Textron, Inc.	1,085	21,754
The Boeing Co.	2,485	130,239
The Manitowoc Co., Inc.	595	5,843
The Middleby Corp. *	105	4,709
The Shaw Group, Inc. *	315	8,987
The Stanley Works	280	13,600
The Timken Co.	315	7,771
The Toro Co.	140	5,578
Thomas & Betts Corp. *	210	7,665
TransDigm Group, Inc.	140	6,069
Trinity Industries, Inc.	315	5,944
Triumph Group, Inc.	105	5,039
Tutor Perini Corp. *	280	4,654
United Technologies Corp.	3,360	225,926
URS Corp. *	315	13,088
USG Corp. *	420	5,809
Valmont Industries, Inc.	70	5,365
W.W. Grainger, Inc.	245	23,936
Wabtec Corp.	175	6,738
Watsco, Inc.	105	5,267
Watts Water Technologies, Inc., Class A	175	5,364
WESCO International, Inc. *	210	5,481
Woodward Governor Co.	210	4,885
		3,412,463

Commercial & Professional Services 1.0%
ABM Industries, Inc.	280	5,160
Avery Dennison Corp.	420	15,775
Cintas Corp.	490	13,764
Clean Harbors, Inc. *	105	5,620
Copart, Inc. *	245	7,943
Corrections Corp. of America *	420	10,496
CoStar Group, Inc. *	140	5,562
Covanta Holding Corp. *	525	8,962
Deluxe Corp.	420	5,418
EnergySolutions, Inc.	665	5,706
EnerNOC, Inc. *	175	4,630
Equifax, Inc.	490	14,038

2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FTI Consulting, Inc. *	210	9,715
Healthcare Services Group, Inc.	280	5,513
Herman Miller, Inc.	350	5,316
HNI Corp.	210	5,307
IHS, Inc., Class A *	175	8,799
Iron Mountain, Inc. *	700	16,800
Korn/Ferry International *	350	5,677
Manpower, Inc.	280	13,793
Mine Safety Appliances Co.	210	5,195
Monster Worldwide, Inc. *	525	7,670
MPS Group, Inc. *	420	5,733
Navigant Consulting, Inc. *	455	6,029
Pitney Bowes, Inc.	770	17,741
R.R. Donnelley & Sons Co.	805	16,567
Republic Services, Inc.	1,190	33,558
Resources Connection, Inc. *	315	6,070
RINO International Corp. *	210	7,192
Robert Half International, Inc.	595	13,286
Rollins, Inc.	280	4,976
Steelcase, Inc., Class A	980	5,351
Stericycle, Inc. *	315	17,240
Sykes Enterprises, Inc. *	245	6,015
Tetra Tech, Inc. *	210	5,531
The Brink’s Co.	210	4,721
The Corporate Executive Board Co.	210	4,402
The Dun & Bradstreet Corp.	210	16,504
The Geo Group, Inc. *	245	4,871
United Stationers, Inc. *	105	5,349
Verisk Analytics, Inc., Class A *	315	8,477
Waste Connections, Inc. *	315	10,222
Waste Management, Inc.	1,890	62,067
Watson Wyatt Worldwide, Inc., Class A	175	7,234
		455,995

Consumer Durables & Apparel 1.2%
American Greetings Corp., Class A	245	5,072
Brunswick Corp.	595	5,974
Carter’s, Inc. *	245	5,329
Coach, Inc.	1,260	43,785
Columbia Sportswear Co.	140	5,379
D.R. Horton, Inc.	1,120	11,514
Deckers Outdoor Corp. *	70	6,484
Eastman Kodak Co.	1,610	6,520
Fortune Brands, Inc.	595	22,854
Fossil, Inc. *	210	6,478
Garmin Ltd.	560	16,733
Hanesbrands, Inc. *	350	8,403
Harman International Industries, Inc.	245	9,214
Hasbro, Inc.	455	13,491
Iconix Brand Group, Inc. *	490	5,517
Jarden Corp.	315	8,647
Jones Apparel Group, Inc.	350	5,933
KB Home	385	5,217
Leggett & Platt, Inc.	630	12,260
Lennar Corp., Class A	595	7,539
M.D.C Holdings, Inc.	175	5,196
Mattel, Inc.	1,435	27,925
Mohawk Industries, Inc. *	210	8,627
Newell Rubbermaid, Inc.	1,120	16,251
NIKE, Inc., Class B	1,050	68,134
NVR, Inc. *	35	23,560
Phillips-Van Heusen Corp.	210	8,400
Polaris Industries, Inc.	140	6,108
Polo Ralph Lauren Corp.	210	16,138
Pool Corp.	315	5,689
Pulte Homes, Inc.	1,330	12,156
Skechers U.S.A., Inc., Class A *	280	6,182
Tempur-Pedic International, Inc. *	315	6,788
The Black & Decker Corp.	210	12,745
The Ryland Group, Inc.	315	5,768
The Warnaco Group, Inc. *	175	7,124
Toll Brothers, Inc. *	525	10,232
Tupperware Brands Corp.	245	11,405
Under Armour, Inc., Class A *	210	5,376
UniFirst Corp.	140	6,153
VF Corp.	315	22,907
Whirlpool Corp.	280	20,765
Wolverine World Wide, Inc.	210	5,370
		531,342

Consumer Services 2.0%
Ameristar Casinos, Inc.	350	6,083
Apollo Group, Inc., Class A *	595	33,957
Bally Technologies, Inc. *	210	8,721
Bob Evans Farms, Inc.	210	5,305
Boyd Gaming Corp. *	700	5,719
Bridgepoint Education, Inc. *	385	6,148
Brink’s Home Security Holdings, Inc. *	175	5,726
Brinker International, Inc.	455	6,279
Buffalo Wild Wings, Inc. *	140	5,592
Burger King Holdings, Inc.	350	5,950
Capella Education Co. *	70	4,990
Career Education Corp. *	245	6,377
Carnival Corp.	1,645	52,689
Chipotle Mexican Grill, Inc., Class A *	105	8,762
Choice Hotels International, Inc.	175	5,486
Coinstar, Inc. *	175	4,688
Corinthian Colleges, Inc. *	315	4,668
Cracker Barrel Old Country Store, Inc.	175	6,573
Darden Restaurants, Inc.	525	16,501
DeVry, Inc.	245	13,308
Grand Canyon Education, Inc. *	350	6,710
H&R Block, Inc.	1,260	25,578
Hillenbrand, Inc.	280	5,124
International Game Technology	1,190	22,479
International Speedway Corp., Class A	210	5,664
ITT Educational Services, Inc. *	140	12,737
Jack in the Box, Inc. *	280	5,228
Las Vegas Sands Corp. *	1,750	26,810
Life Time Fitness, Inc. *	245	5,537
Marriott International, Inc., Class A	1,193	30,687
Matthews International Corp., Class A	140	4,850
McDonald’s Corp.	4,200	265,650
MGM MIRAGE *	1,015	10,729
Panera Bread Co., Class A *	105	6,611
Penn National Gaming, Inc. *	245	6,564
Regis Corp.	350	5,481
Royal Caribbean Cruises Ltd. *	525	12,899
Scientific Games Corp., Class A *	420	5,943
Service Corp. International	980	7,566
Sotheby’s	385	7,303
Starbucks Corp. *	2,765	60,553
Starwood Hotels & Resorts Worldwide, Inc.	665	21,293
Strayer Education, Inc.	70	13,825
The Cheesecake Factory, Inc. *	280	5,272

3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vail Resorts, Inc. *	140	5,431
Weight Watchers International, Inc.	210	5,813
Wendy’s/Arby’s Group, Inc., Class A	1,435	5,884
WMS Industries, Inc. *	175	6,804
Wyndham Worldwide Corp.	665	12,349
Wynn Resorts Ltd.	280	18,071
Yum! Brands, Inc.	1,785	62,957
		911,924

Diversified Financials 6.9%
Affiliated Managers Group, Inc. *	140	9,129
American Express Co.	4,095	171,294
AmeriCredit Corp. *	315	5,812
Ameriprise Financial, Inc.	980	37,358
Artio Global Investors, Inc. *	210	4,809
Bank of America Corp.	33,425	529,786
Bank of New York Mellon Corp.	4,550	121,212
BlackRock, Inc.	70	15,896
Broadpoint Gleacher Securities, Inc. *	840	4,553
Capital One Financial Corp.	1,785	68,473
Cash America International, Inc.	175	5,628
Citigroup, Inc.	59,675	245,264
CME Group, Inc.	245	80,416
Cohen & Steers, Inc.	280	5,359
Credit Acceptance Corp. *	175	6,053
Discover Financial Services	2,100	32,466
Duff & Phelps Corp., Class A	315	5,346
E*TRADE Financial Corp. *	4,515	7,405
Eaton Vance Corp.	455	13,714
Federated Investors, Inc., Class B	385	9,925
Franklin Resources, Inc.	630	68,059
GAMCO Investors, Inc., Class A	140	6,430
Greenhill & Co., Inc.	70	5,715
IntercontinentalExchange, Inc. *	280	29,901
Invesco Ltd.	1,680	37,380
Investment Technology Group, Inc. *	210	3,833
Janus Capital Group, Inc.	700	9,163
Jefferies Group, Inc. *	420	9,849
JPMorgan Chase & Co.	15,190	645,423
KBW, Inc. *	175	4,303
Knight Capital Group, Inc., Class A *	350	5,124
Legg Mason, Inc.	630	17,823
Leucadia National Corp. *	770	16,570
MF Global Ltd. *	770	4,843
Moody’s Corp.	700	16,261
Morgan Stanley	4,900	154,742
MSCI, Inc., Class A *	385	11,731
Northern Trust Corp.	945	46,777
NYSE Euronext	1,015	25,659
optionsXpress Holdings, Inc.	350	5,355
PHH Corp. *	350	4,837
PICO Holdings, Inc. *	175	5,240
Piper Jaffray Cos., Inc. *	105	4,552
Raymond James Financial, Inc.	385	9,352
Riskmetrics Group, Inc. *	350	5,226
SEI Investments Co.	630	11,031
SLM Corp. *	1,820	19,965
State Street Corp.	1,890	78,057
Stifel Financial Corp. *	105	5,641
T. Rowe Price Group, Inc.	980	47,951
TD Ameritrade Holding Corp. *	910	17,872
The Charles Schwab Corp.(a)	3,570	65,438
The Goldman Sachs Group, Inc.	1,680	285,029
The NASDAQ OMX Group, Inc. *	595	11,115
The Student Loan Corp.	105	5,216
Waddell & Reed Financial, Inc., Class A	315	9,176
		3,090,537

Energy 11.4%
Alon USA Energy, Inc.	665	4,781
Alpha Natural Resources, Inc. *	630	23,310
Anadarko Petroleum Corp.	1,925	114,595
Apache Corp.	1,330	126,722
Apco Oil & Gas International, Inc.	245	5,383
Arch Coal, Inc.	630	13,142
Arena Resources, Inc. *	140	5,725
Atlas Energy, Inc.	210	5,397
ATP Oil & Gas Corp. *	315	5,024
Atwood Oceanics, Inc. *	210	7,913
Baker Hughes, Inc.	1,225	49,906
Basic Energy Services, Inc. *	700	4,816
Berry Petroleum Co., Class A	210	5,739
Bill Barrett Corp. *	175	4,996
BJ Services Co.	1,120	21,034
BP Prudhoe Bay Royalty Trust	70	5,507
BPZ Resources, Inc. *	875	6,370
Brigham Exploration Co. *	595	6,212
Bristow Group, Inc. *	175	6,006
Cabot Oil & Gas Corp.	420	16,086
Cal Dive International, Inc. *	595	4,320
Cameron International Corp. *	994	37,573
CARBO Ceramics, Inc.	105	6,229
Carrizo Oil & Gas, Inc. *	210	4,421
Chesapeake Energy Corp.	2,485	59,441
Chevron Corp.	7,665	598,177
Cimarex Energy Co.	350	16,394
Clean Energy Fuels Corp. *	490	5,733
CNX Gas Corp. *	175	4,774
Complete Production Services, Inc. *	560	5,818
Comstock Resources, Inc. *	175	6,498
Concho Resources, Inc. *	315	12,877
ConocoPhillips	5,075	262,733
CONSOL Energy, Inc.	700	32,144
Contango Oil & Gas Co. *	105	4,660
Continental Resources, Inc. *	140	5,271
CVR Energy, Inc. *	525	3,848
Delek US Holdings, Inc.	805	5,530
Delta Petroleum Corp. *	4,340	3,949
Denbury Resources, Inc. *	1,015	13,469
Devon Energy Corp.	1,645	110,791
Diamond Offshore Drilling, Inc.	245	24,387
Dresser-Rand Group, Inc. *	350	9,828
Dril-Quip, Inc. *	105	5,671
El Paso Corp.	2,765	26,433
Encore Acquisition Co. *	210	9,454
ENSCO International, Inc.	560	24,640
EOG Resources, Inc.	980	84,760
EXCO Resources, Inc.	665	11,252
Exterran Holdings, Inc. *	245	5,133
Exxon Mobil Corp.	18,445	1,384,666
FMC Technologies, Inc. *	490	26,690
Forest Oil Corp. *	420	7,694
Frontier Oil Corp.	420	4,843
General Maritime Corp.	805	5,691
Global Industries Ltd. *	735	4,314
GMX Resources, Inc. *	420	4,906

4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodrich Petroleum Corp. *	210	4,647
GulfMark Offshore, Inc. *	210	5,725
Gulfport Energy Corp. *	735	6,990
Halliburton Co.	3,500	102,760
Helix Energy Solutions Group, Inc. *	385	4,528
Helmerich & Payne, Inc.	385	14,457
Hercules Offshore, Inc. *	1,015	5,187
Hess Corp.	1,190	68,972
Holly Corp.	175	4,454
Hornbeck Offshore Services, Inc. *	210	4,790
Hugoton Royalty Trust	350	5,632
International Coal Group, Inc. *	1,365	5,692
ION Geophysical Corp. *	1,470	7,997
James River Coal Co. *	245	4,491
Key Energy Services, Inc. *	665	5,067
Lufkin Industries, Inc.	105	6,318
Marathon Oil Corp.	2,765	90,194
Mariner Energy, Inc. *	420	5,254
Massey Energy Co.	350	13,181
McMoRan Exploration Co. *	700	5,082
Murphy Oil Corp.	735	41,447
Nabors Industries Ltd. *	1,155	23,851
National-Oilwell Varco, Inc.	1,645	70,768
Newfield Exploration Co. *	525	22,197
Noble Energy, Inc.	700	45,675
Occidental Petroleum Corp.	3,150	254,488
Oceaneering International, Inc. *	175	9,560
Oil States International, Inc. *	175	6,277
Overseas Shipholding Group, Inc.	140	5,363
Parker Drilling Co. *	1,050	5,250
Patriot Coal Corp. *	455	5,574
Patterson-UTI Energy, Inc.	630	9,696
Peabody Energy Corp.	1,085	48,239
Penn Virginia Corp.	245	4,439
Petrohawk Energy Corp. *	1,225	27,366
Petroleum Development Corp. *	350	6,289
PetroQuest Energy, Inc. *	980	5,517
Pioneer Drilling Co. *	875	5,303
Pioneer Natural Resources Co.	455	18,814
Plains Exploration & Production Co. *	560	15,238
Pride International, Inc. *	630	19,927
Quicksilver Resources, Inc. *	490	6,522
Range Resources Corp.	630	29,692
Rosetta Resources, Inc. *	420	6,615
Rowan Cos., Inc. *	420	10,370
RPC, Inc.	560	5,410
SandRidge Energy, Inc. *	595	5,581
Schlumberger Ltd.	4,655	297,408
SEACOR Holdings, Inc. *	70	5,362
Seahawk Drilling, Inc. *	175	3,768
Ship Finance International Ltd.	490	6,390
Smith International, Inc.	840	22,831
Southern Union Co.	385	7,977
Southwestern Energy Co. *	1,400	61,544
Spectra Energy Corp.	2,485	48,234
St. Mary Land & Exploration Co.	245	7,933
Stone Energy Corp. *	350	6,618
Sunoco, Inc.	455	11,466
Superior Energy Services, Inc. *	315	6,659
Swift Energy Co. *	280	6,012
Teekay Corp.	280	6,720
Tesco Corp. *	630	6,735
Tesoro Corp.	560	7,157
TETRA Technologies, Inc. *	595	6,164
The Williams Cos., Inc.	2,240	44,554
Tidewater, Inc.	210	9,439
Ultra Petroleum Corp. *	595	27,959
Unit Corp. *	175	6,582
USEC, Inc. *	1,470	5,380
Valero Energy Corp.	2,170	34,481
Venoco, Inc. *	420	4,683
W&T Offshore, Inc.	455	4,709
Western Refining, Inc. *	980	4,557
Whiting Petroleum Corp. *	175	10,894
World Fuel Services Corp.	105	5,584
XTO Energy, Inc.	2,240	95,066
		5,143,428

Food & Staples Retailing 2.4%
BJ’s Wholesale Club, Inc. *	210	7,289
Casey’s General Stores, Inc.	175	5,353
Costco Wholesale Corp.	1,645	98,552
CVS Caremark Corp.	5,460	169,315
Rite Aid Corp. *	4,410	5,645
Ruddick Corp.	210	5,590
Safeway, Inc.	1,575	35,438
SUPERVALU, Inc.	805	11,133
Sysco Corp.	2,240	60,570
The Kroger Co.	2,275	51,733
United Natural Foods, Inc. *	210	5,294
Wal-Mart Stores, Inc.	8,365	456,311
Walgreen Co.	3,780	147,004
Weis Markets, Inc.	140	4,869
Whole Foods Market, Inc. *	560	14,364
Winn-Dixie Stores, Inc. *	490	5,282
		1,083,742

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	7,910	148,787
Archer-Daniels-Midland Co.	2,240	69,014
Brown-Forman Corp., Class B	420	21,491
Bunge Ltd.	490	30,331
Campbell Soup Co.	805	28,151
Central European Distribution Corp. *	175	4,879
Chiquita Brands International, Inc. *	315	5,352
Coca-Cola Enterprises, Inc.	1,260	24,759
ConAgra Foods, Inc.	1,715	38,056
Constellation Brands, Inc., Class A *	770	13,175
Corn Products International, Inc.	315	8,833
Dean Foods Co. *	665	10,573
Del Monte Foods Co.	735	7,710
Dole Food Co., Inc. *	1,365	15,684
Dr. Pepper Snapple Group, Inc. *	875	22,916
Flowers Foods, Inc.	315	7,210
Fresh Del Monte Produce, Inc. *	245	5,324
General Mills, Inc.	1,155	78,540
Green Mountain Coffee Roasters, Inc. *	140	8,817
H.J. Heinz Co.	1,190	50,515
Hansen Natural Corp. *	280	9,792
Hormel Foods Corp.	280	10,506
J&J Snack Foods Corp.	140	5,054
Kellogg Co.	910	47,848
Kraft Foods, Inc., Class A	5,145	136,754
Lancaster Colony Corp.	105	5,011
Lance, Inc.	210	5,114
Lorillard, Inc.	630	49,083

5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McCormick & Co., Inc.	420	14,986
Molson Coors Brewing Co., Class B	595	26,900
PepsiAmericas, Inc.	245	7,252
PepsiCo, Inc.	6,020	374,564
Philip Morris International, Inc.	7,420	356,828
Ralcorp Holdings, Inc. *	210	12,163
Reynolds American, Inc.	630	31,475
Sanderson Farms, Inc.	140	5,624
Sara Lee Corp.	2,555	31,018
Smithfield Foods, Inc. *	595	9,211
The Coca-Cola Co.	8,155	466,466
The Hain Celestial Group, Inc. *	280	4,855
The Hershey Co.	595	21,045
The J.M. Smucker Co.	455	26,881
The Pepsi Bottling Group, Inc.	525	19,924
Tootsie Roll Industries, Inc.	210	5,338
TreeHouse Foods, Inc. *	140	4,882
Tyson Foods, Inc., Class A	1,085	13,042
Universal Corp.	140	6,007
Vector Group Ltd.	385	5,355
		2,313,095

Health Care Equipment & Services 4.5%
Aetna, Inc.	1,715	49,924
Align Technology, Inc. *	315	5,153
Allscripts-Misys Healthcare Solutions, Inc. *	280	5,376
Amedisys, Inc. *	140	5,186
American Medical Systems Holdings, Inc. *	350	6,149
AMERIGROUP Corp. *	245	5,809
AmerisourceBergen Corp.	1,155	28,517
AmSurg Corp. *	245	5,074
athenahealth, Inc. *	140	5,866
Baxter International, Inc.	2,275	124,101
Beckman Coulter, Inc.	245	15,915
Becton, Dickinson & Co.	840	62,832
Boston Scientific Corp. *	5,845	48,923
Brookdale Senior Living, Inc. *	350	5,453
C.R. Bard, Inc.	350	28,773
Cardinal Health, Inc.	1,365	43,994
CareFusion Corp. *	665	17,177
Catalyst Health Solutions, Inc. *	175	5,952
Centene Corp. *	315	5,928
Cerner Corp. *	245	18,446
Chemed Corp.	105	4,744
CIGNA Corp.	1,050	33,684
Community Health Systems, Inc. *	385	11,746
CONMED Corp. *	245	5,094
Coventry Health Care, Inc. *	595	13,417
DaVita, Inc. *	385	22,807
DENTSPLY International, Inc.	560	18,659
Eclipsys Corp. *	280	5,135
Edwards Lifesciences Corp. *	210	17,279
Emdeon, Inc., Class A *	350	5,282
Emergency Medical Services Corp., Class A *	105	5,066
Emeritus Corp. *	245	3,832
ev3, Inc. *	455	5,778
Express Scripts, Inc. *	980	84,084
Gen-Probe, Inc. *	175	7,296
Genoptix, Inc. *	140	5,075
Gentiva Health Services, Inc. *	210	4,967
Haemonetics Corp. *	105	5,605
Health Management Associates, Inc., Class A *	1,015	6,222
Health Net, Inc. *	385	8,170
HEALTHSOUTH Corp. *	350	6,139
Healthspring, Inc. *	420	6,955
Henry Schein, Inc. *	350	17,381
Hill-Rom Holdings, Inc.	245	5,434
HMS Holdings Corp. *	140	6,189
Hologic, Inc. *	980	14,181
Hospira, Inc. *	630	29,578
Humana, Inc. *	630	26,151
IDEXX Laboratories, Inc. *	210	10,510
Immucor, Inc. *	315	5,812
IMS Health, Inc.	700	14,952
Integra LifeSciences Holdings Corp. *	175	5,729
Intuitive Surgical, Inc. *	140	39,276
Invacare Corp.	245	6,100
Inverness Medical Innovations, Inc. *	280	11,774
Kindred Healthcare, Inc. *	350	5,201
Kinetic Concepts, Inc. *	245	8,259
Laboratory Corp. of America Holdings *	420	30,643
LifePoint Hospitals, Inc. *	210	6,096
Lincare Holdings, Inc. *	245	8,702
Magellan Health Services, Inc. *	175	6,435
Masimo Corp. *	210	5,536
McKesson Corp.	1,050	65,121
MedAssets, Inc. *	245	5,718
Medco Health Solutions, Inc. *	1,820	114,951
MEDNAX, Inc. *	175	9,837
Medtronic, Inc.	4,200	178,248
Meridian Bioscience, Inc.	245	5,074
NuVasive, Inc. *	140	4,543
Omnicare, Inc.	455	10,547
Owens & Minor, Inc.	140	5,431
Patterson Cos., Inc. *	385	9,898
Phase Forward, Inc. *	385	5,875
PSS World Medical, Inc. *	245	4,741
Psychiatric Solutions, Inc. *	315	6,980
Quality Systems, Inc.	105	6,246
Quest Diagnostics, Inc.	595	34,474
RehabCare Group, Inc. *	140	3,944
ResMed, Inc. *	280	14,076
Select Medical Holdings Corp. *	560	5,068
Sirona Dental Systems, Inc. *	175	5,093
St. Jude Medical, Inc. *	1,330	48,824
STERIS Corp.	210	6,785
Stryker Corp.	1,190	59,976
Teleflex, Inc.	140	7,293
Tenet Healthcare Corp. *	1,890	8,599
The Cooper Cos., Inc.	175	5,861
Thoratec Corp. *	210	6,256
UnitedHealth Group, Inc.	4,480	128,442
Universal American Financial Corp. *	630	6,527
Universal Health Services, Inc., Class B	175	9,781
Varian Medical Systems, Inc. *	455	21,267
VCA Antech, Inc. *	315	7,141
Volcano Corp. *	350	5,156
WellCare Health Plans, Inc. *	210	6,928
WellPoint, Inc. *	1,785	96,444
West Pharmaceutical Services, Inc.	140	5,397
Wright Medical Group, Inc. *	350	6,300
Zimmer Holdings, Inc. *	840	49,703
		2,028,068

6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Household & Personal Products 2.6%
Alberto-Culver Co.	315	8,867
Avon Products, Inc.	1,645	56,341
Bare Escentuals, Inc. *	490	6,267
Chattem, Inc. *	70	4,609
Church & Dwight Co., Inc.	280	16,531
Colgate-Palmolive Co.	1,890	159,119
Energizer Holdings, Inc. *	245	13,803
Herbalife Ltd.	245	10,275
Kimberly-Clark Corp.	1,575	103,903
Mead Johnson Nutrition Co., Class A *	140	6,142
NBTY, Inc. *	210	8,429
Nu Skin Enterprises, Inc., Class A	245	6,561
Revlon, Inc., Class A *	385	6,969
The Clorox Co.	525	31,642
The Estee Lauder Cos., Inc., Class A	385	18,030
The Procter & Gamble Co.	11,200	698,320
		1,155,808

Insurance 3.8%
Aflac, Inc.	1,820	83,775
Alleghany Corp. *	35	9,344
Allied World Assurance Co. Holdings Ltd.	140	6,691
American Financial Group, Inc.	280	6,793
American International Group, Inc. *	455	12,922
American National Insurance Co.	70	7,596
Aon Corp.	910	35,244
Arch Capital Group Ltd. *	210	14,666
Argo Group International Holdings Ltd. *	140	4,084
Arthur J. Gallagher & Co.	420	9,408
Aspen Insurance Holdings Ltd.	280	7,255
Assurant, Inc.	455	13,909
Assured Guaranty Ltd.	455	10,319
Axis Capital Holdings Ltd.	525	14,695
Berkshire Hathaway, Inc., Class B *	140	469,420
Brown & Brown, Inc.	420	7,497
Cincinnati Financial Corp.	560	14,291
CNA Financial Corp. *	245	5,574
Conseco, Inc. *	1,085	5,197
Delphi Financial Group, Inc., Class A	245	5,356
Endurance Specialty Holdings Ltd.	175	6,543
Erie Indemnity Co., Class A	140	5,176
Everest Re Group Ltd.	210	17,873
Fidelity National Financial, Inc., Class A	910	12,640
First American Corp.	495	15,701
Genworth Financial, Inc., Class A *	1,960	21,109
Hanover Insurance Group, Inc.	210	8,742
HCC Insurance Holdings, Inc.	420	10,975
Lincoln National Corp.	1,015	23,254
Loews Corp.	1,365	48,348
Markel Corp. *	35	11,865
Marsh & McLennan Cos., Inc.	2,030	45,777
Max Capital Group Ltd.	280	6,101
Mercury General Corp.	140	5,172
MetLife, Inc.	2,205	75,389
Montpelier Re Holdings Ltd.	315	5,273
Old Republic International Corp.	875	9,310
OneBeacon Insurance Group Ltd., Class A	455	6,370
PartnerRe Ltd.	210	16,179
Platinum Underwriters Holdings Ltd.	175	6,176
Principal Financial Group, Inc.	1,190	30,214
ProAssurance Corp. *	140	7,455
Protective Life Corp.	315	5,210
Prudential Financial, Inc.	1,855	92,472
Reinsurance Group of America, Inc.	280	13,020
RenaissanceRe Holdings Ltd.	245	13,054
RLI Corp.	105	5,295
StanCorp Financial Group, Inc.	175	6,494
The Allstate Corp.	2,030	57,672
The Chubb Corp.	1,365	68,441
The Hartford Financial Services Group, Inc.	1,470	35,956
The Progressive Corp. *	2,415	40,500
The Travelers Cos., Inc.	2,170	113,686
Torchmark Corp.	315	13,696
Transatlantic Holdings, Inc.	210	11,348
Unitrin, Inc.	280	6,247
Unum Group	1,295	24,657
Validus Holdings Ltd.	280	7,420
W.R. Berkley Corp.	525	12,973
Wesco Financial Corp.	35	11,935
White Mountains Insurance Group Ltd.	35	11,404
XL Capital Ltd., Class A	1,330	24,352
Zenith National Insurance Corp.	175	5,003
		1,720,513

Materials 4.0%
Air Products & Chemicals, Inc.	770	63,856
Airgas, Inc.	245	11,331
AK Steel Holding Corp.	455	9,100
Albemarle Corp.	350	11,812
Alcoa, Inc.	3,920	49,078
Allegheny Technologies, Inc.	385	13,102
AMCOL International Corp.	210	5,723
AptarGroup, Inc.	245	8,849
Ashland, Inc.	280	10,060
Ball Corp.	350	17,293
Bemis Co., Inc.	420	12,306
Cabot Corp.	245	5,618
Calgon Carbon Corp. *	385	5,386
Carpenter Technology Corp.	280	6,490
Celanese Corp. Series A	560	16,666
CF Industries Holdings, Inc.	210	17,926
Cliffs Natural Resources, Inc.	525	23,131
Coeur d’Alene Mines Corp. *	315	7,185
Commercial Metals Co.	455	7,234
Compass Minerals International, Inc.	105	6,834
Crown Holdings, Inc. *	595	14,976
Cytec Industries, Inc.	175	5,946
Domtar Corp. *	140	7,899
E.I. du Pont de Nemours & Co.	3,255	112,558
Eagle Materials, Inc.	210	5,662
Eastman Chemical Co.	245	14,729
Ecolab, Inc.	875	39,296
FMC Corp.	280	15,677
Freeport-McMoRan Copper & Gold, Inc. *	1,610	133,308
Graphic Packaging Holding Co. *	2,380	6,426
Greif, Inc., Class A	140	7,820
H.B. Fuller Co.	280	5,701
Hecla Mining Co. *	1,435	9,485
Huntsman Corp.	700	6,664
International Flavors & Fragrances, Inc.	280	11,402

7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Paper Co.	1,575	40,084
Intrepid Potash, Inc. *	210	6,392
Kaiser Aluminum Corp.	140	5,410
Martin Marietta Materials, Inc.	175	14,926
MeadWestvaco Corp.	595	16,285
Minerals Technologies, Inc.	105	5,548
Monsanto Co.	2,065	166,749
Nalco Holding Co.	525	12,841
NewMarket Corp.	70	7,330
Newmont Mining Corp.	1,855	99,502
Nucor Corp.	1,120	47,499
Olin Corp.	350	5,870
OM Group, Inc. *	175	5,360
Owens-Illinois, Inc. *	665	20,795
Packaging Corp. of America	385	7,669
Pactiv Corp. *	490	11,931
PPG Industries, Inc.	665	39,521
Praxair, Inc.	1,190	97,616
Reliance Steel & Aluminum Co.	245	10,016
Rock-Tenn Co., Class A	140	6,324
Rockwood Holdings, Inc. *	280	6,303
Royal Gold, Inc.	140	7,535
RPM International, Inc.	525	10,290
Schnitzer Steel Industries, Inc., Class A	105	4,685
Schweitzer-Mauduit International, Inc.	105	6,464
Sealed Air Corp.	595	13,263
Sensient Technologies Corp.	210	5,321
Sigma-Aldrich Corp.	385	20,536
Silgan Holdings, Inc.	105	5,625
Solutia, Inc. *	490	5,277
Sonoco Products Co.	385	10,849
Southern Copper Corp.	840	29,266
Steel Dynamics, Inc.	840	14,213
Temple-Inland, Inc.	420	7,556
Terra Industries, Inc.	420	16,204
Texas Industries, Inc.	140	4,864
The Dow Chemical Co.	4,410	122,510
The Lubrizol Corp.	245	17,767
The Mosaic Co.	595	32,398
The Scotts Miracle-Gro Co., Class A	175	6,988
The Valspar Corp.	350	9,177
Titanium Metals Corp.	665	6,497
United States Steel Corp.	560	25,010
Valhi, Inc.	595	6,158
Vulcan Materials Co.	420	20,362
W.R. Grace & Co. *	245	5,601
Walter Energy, Inc.	210	14,406
Westlake Chemical Corp.	210	5,492
Weyerhaeuser Co.	805	31,347
Worthington Industries, Inc.	490	5,738
		1,811,899

Media 2.7%
Cablevision Systems Corp., Class A	910	22,768
CBS Corp., Class B	2,415	30,936
Cinemark Holdings, Inc.	490	6,199
Clear Channel Outdoor Holdings, Inc., Class A *	770	7,030
Comcast Corp., Class A	11,060	162,250
DIRECTV, Class A *	3,674	116,209
Discovery Communications, Inc., Series A *	1,085	34,666
DISH Network Corp., Class A *	840	17,396
DreamWorks Animation SKG, Inc., Class A *	245	8,200
Gannett Co., Inc.	980	9,692
Interactive Data Corp.	210	5,363
John Wiley & Sons, Inc., Class A	175	6,554
Lamar Advertising Co., Class A *	245	6,782
Liberty Global, Inc., Series A *	980	18,904
Liberty Media — Starz, Series A *	191	9,139
Liberty Media Corp. — Capital Series A*	315	6,958
Marvel Entertainment, Inc. *	210	10,931
Meredith Corp.	175	4,611
Morningstar, Inc. *	105	4,868
News Corp., Class A	9,065	103,885
Omnicom Group, Inc.	1,190	43,697
Regal Entertainment Group, Class A	490	6,713
Scripps Networks Interactive, Class A	315	12,458
Sirius XM Radio, Inc. *	15,155	9,548
The Interpublic Group of Cos., Inc. *	1,855	11,742
The McGraw-Hill Cos., Inc.	1,190	35,652
The New York Times Co., Class A	630	5,317
The Walt Disney Co.	6,720	203,079
The Washington Post Co., Class B	35	14,476
Time Warner Cable, Inc.	1,400	58,646
Time Warner, Inc.	4,620	141,927
Viacom, Inc., Class B *	2,100	62,244
Virgin Media, Inc.	1,085	17,859
World Wrestling Entertainment, Inc., Class A	385	6,187
		1,222,886

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	5,880	320,401
Abraxis BioScience, Inc. *	175	5,857
Acorda Therapeutics, Inc. *	245	5,900
Alexion Pharmaceuticals, Inc. *	350	15,872
Alkermes, Inc. *	665	5,972
Allergan, Inc.	1,225	71,209
Allos Therapeutics, Inc. *	910	5,888
Alnylam Pharmaceuticals, Inc. *	315	5,295
Amgen, Inc. *	3,850	216,947
Amylin Pharmaceuticals, Inc. *	560	7,986
Auxilium Pharmaceuticals, Inc. *	175	6,102
Bio-Rad Laboratories, Inc., Class A *	70	6,768
Biogen Idec, Inc. *	1,120	52,573
BioMarin Pharmaceutical, Inc. *	420	6,934
Bristol-Myers Squibb Co. *	7,560	191,344
Bruker Corp. *	560	6,345
Celgene Corp. *	1,750	97,037
Cephalon, Inc. *	280	15,386
Cepheid, Inc. *	420	5,200
Charles River Laboratories International, Inc. *	245	7,877
Covance, Inc. *	245	13,012
Cubist Pharmaceuticals, Inc. *	315	5,254
Dendreon Corp. *	455	12,440
Dionex Corp. *	70	4,908
Eli Lilly & Co.	3,710	136,268
Endo Pharmaceuticals Holdings, Inc. *	385	8,482
Exelixis, Inc. *	1,015	6,943
Forest Laboratories, Inc. *	1,155	35,412
Genzyme Corp. *	1,015	51,460
Gilead Sciences, Inc. *	3,465	159,563
Halozyme Therapeutics, Inc. *	875	4,778

8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Human Genome Sciences, Inc. *	630	17,527
Illumina, Inc. *	560	16,195
Incyte Corp. *	980	8,163
Isis Pharmaceuticals, Inc. *	420	4,498
Johnson & Johnson	10,605	666,418
King Pharmaceuticals, Inc. *	945	11,179
Life Technologies Corp. *	700	34,846
Luminex Corp. *	385	5,275
Martek Biosciences Corp. *	280	4,872
Medicis Pharmaceutical Corp., Class A	245	5,780
Medivation, Inc. *	210	6,447
Merck & Co., Inc.	11,690	423,295
Mettler-Toledo International, Inc. *	140	13,927
Millipore Corp. *	210	14,301
Mylan, Inc. *	1,155	20,640
Myriad Genetics, Inc. *	350	8,092
Nektar Therapeutics *	700	6,097
Onyx Pharmaceuticals, Inc. *	245	7,009
OSI Pharmaceuticals, Inc. *	210	6,995
Par Pharmaceutical Cos., Inc. *	245	5,811
PAREXEL International Corp. *	455	5,465
PDL BioPharma, Inc.	700	4,550
PerkinElmer, Inc.	490	9,246
Perrigo Co.	315	12,644
Pfizer, Inc.	30,800	559,636
Pharmaceutical Product Development, Inc.	455	9,755
Regeneron Pharmaceuticals, Inc. *	315	5,780
Salix Pharmaceuticals Ltd. *	280	6,384
Savient Pharmaceuticals, Inc. *	455	6,111
Seattle Genetics, Inc. *	595	5,522
Techne Corp.	140	9,503
Theravance, Inc. *	385	5,067
Thermo Fisher Scientific, Inc. *	1,540	72,734
United Therapeutics Corp. *	175	7,978
Valeant Pharmaceuticals International *	245	8,009
Varian, Inc. *	105	5,375
Vertex Pharmaceuticals, Inc. *	665	25,815
ViroPharma, Inc. *	735	5,557
VIVUS, Inc. *	735	5,968
Waters Corp. *	350	20,573
Watson Pharmaceuticals, Inc. *	385	14,280
		3,588,732

Real Estate 2.2%
Alexander’s, Inc. *	35	9,749
Alexandria Real Estate Equities, Inc.	175	9,865
AMB Property Corp.	595	14,012
American Campus Communities, Inc.	210	5,660
Annaly Capital Management, Inc.	2,065	38,017
Anworth Mortgage Asset Corp.	770	5,544
Apartment Investment & Management Co., Class A	490	6,620
AvalonBay Communities, Inc.	315	22,756
BioMed Realty Trust, Inc.	455	6,229
Boston Properties, Inc.	560	37,509
Brandywine Realty Trust	595	5,843
BRE Properties, Inc.	210	6,579
Brookfield Properties Corp.	1,015	11,429
Camden Property Trust	245	9,494
Capstead Mortgage Corp.	420	5,998
CB Richard Ellis Group, Inc., Class A *	910	10,401
CBL & Associates Properties, Inc.	665	6,158
Chimera Investment Corp.	2,485	10,015
Colony Financial, Inc. *	280	5,272
Corporate Office Properties Trust	210	7,180
DCT Industrial Trust, Inc.	1,190	5,653
Developers Diversified Realty Corp.	595	6,021
DiamondRock Hospitality Co. *	735	5,909
Digital Realty Trust, Inc.	280	13,625
Douglas Emmett, Inc.	490	6,723
Duke Realty Corp.	875	9,809
EastGroup Properties, Inc.	140	5,309
Entertainment Properties Trust	175	5,528
Equity Lifestyle Properties, Inc.	105	5,041
Equity One, Inc.	350	5,653
Equity Residential	1,050	33,820
Essex Property Trust, Inc.	105	8,374
Extra Space Storage, Inc.	595	6,539
Federal Realty Investment Trust	245	15,758
Forest City Enterprises, Inc., Class A	630	6,760
Franklin Street Properties Corp.	525	5,927
Hatteras Financial Corp.	210	6,426
HCP, Inc.	1,120	35,056
Health Care REIT, Inc.	455	20,270
Healthcare Realty Trust, Inc.	280	6,185
Highwoods Properties, Inc.	280	8,571
Home Properties, Inc.	140	6,290
Hospitality Properties Trust	490	9,511
Host Hotels & Resorts, Inc.	2,380	25,038
HRPT Properties Trust	875	5,373
Jones Lang LaSalle, Inc.	140	7,122
Kilroy Realty Corp.	210	6,327
Kimco Realty Corp.	1,470	18,110
LaSalle Hotel Properties	315	5,868
Liberty Property Trust	420	12,449
Mack-Cali Realty Corp.	280	8,593
MFA Financial, Inc.	1,050	7,948
Mid-America Apartment Communities, Inc.	140	6,511
National Health Investors, Inc.	175	5,773
National Retail Properties, Inc.	350	7,014
Nationwide Health Properties, Inc.	385	13,094
OMEGA Healthcare Investors, Inc.	350	6,332
Plum Creek Timber Co., Inc.	630	21,729
Potlatch Corp.	175	5,152
ProLogis	1,820	23,806
PS Business Parks, Inc.	105	4,992
Public Storage	525	41,779
Rayonier, Inc.	315	12,518
Realty Income Corp.	385	9,737
Redwood Trust, Inc.	385	5,532
Regency Centers Corp.	350	11,714
Senior Housing Properties Trust	490	10,177
Simon Property Group, Inc.	1,085	78,836
SL Green Realty Corp.	280	12,438
Sovran Self Storage, Inc.	175	5,656
Starwood Property Trust, Inc.	280	5,432
Sunstone Hotel Investors, Inc. *	700	5,670
Tanger Factory Outlet Centers, Inc.	140	5,495
Taubman Centers, Inc.	210	7,216
The Macerich Co.	350	10,416
The St. Joe Co. *	385	9,586
UDR, Inc.	560	8,383
Ventas, Inc.	595	25,543
Vornado Realty Trust	700	45,822

9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Real Estate Investment Trust	210	5,481
Weingarten Realty Investors	490	9,511
		991,261

Retailing 3.6%
99 Cents Only Stores *	455	5,469
Aaron’s, Inc.	210	5,265
Abercrombie & Fitch Co., Class A	315	12,578
Advance Auto Parts, Inc.	350	13,755
Aeropostale, Inc. *	245	7,718
Amazon.com, Inc. *	1,190	161,733
American Eagle Outfitters, Inc.	700	10,766
AnnTaylor Stores Corp. *	420	5,872
AutoNation, Inc. *	280	4,942
AutoZone, Inc. *	105	15,526
Barnes & Noble, Inc.	315	7,352
Bed Bath & Beyond, Inc. *	1,015	37,920
Best Buy Co., Inc.	1,295	55,465
Big Lots, Inc. *	315	7,264
Blue Nile, Inc. *	105	5,868
Cabela’s, Inc. *	420	5,065
CarMax, Inc. *	770	15,308
Chico’s FAS, Inc. *	700	9,849
Collective Brands, Inc. *	315	6,092
Dick’s Sporting Goods, Inc. *	315	6,539
Dillard’s, Inc., Class A	385	6,541
Dollar Tree, Inc. *	350	17,139
DSW, Inc., Class A *	280	6,535
Expedia, Inc. *	805	20,511
Family Dollar Stores, Inc.	490	14,950
Foot Locker, Inc.	630	5,979
GameStop Corp., Class A *	595	14,524
Genuine Parts Co.	595	21,319
Group 1 Automotive, Inc.	175	4,417
Guess?, Inc.	210	7,781
HSN, Inc. *	385	6,899
J. Crew Group, Inc. *	210	8,986
J.C. Penney Co., Inc.	805	23,136
Jo-Ann Stores, Inc. *	210	7,006
Jos. A. Bank Clothiers, Inc. *	140	5,713
Kohl’s Corp. *	1,120	59,517
Liberty Media Corp. — Interactive, Series A *	2,345	24,951
Limited Brands, Inc.	1,050	17,419
LKQ Corp. *	560	9,761
Lowe’s Cos., Inc.	5,600	122,136
Macy’s, Inc.	1,645	26,830
Netflix, Inc. *	175	10,260
Nordstrom, Inc.	665	22,244
O’Reilly Automotive, Inc. *	525	20,359
Office Depot, Inc. *	1,085	6,662
OfficeMax, Inc. *	525	5,555
Penske Automotive Group, Inc.	350	5,173
PetSmart, Inc.	490	12,613
Priceline.com, Inc. *	175	37,471
RadioShack Corp.	490	9,241
Rent-A-Center, Inc. *	315	5,572
Ross Stores, Inc.	490	21,550
Saks, Inc. *	1,015	6,202
Sally Beauty Holdings, Inc. *	805	5,619
Sears Holdings Corp. *	210	14,899
Signet Jewelers Ltd. *	315	8,143
Staples, Inc.	2,765	64,480
Target Corp.	2,625	122,220
The Buckle, Inc.	175	4,785
The Children’s Place Retail Stores, Inc. *	175	5,586
The Dress Barn, Inc. *	280	6,012
The Gap, Inc.	1,960	41,983
The Gymboree Corp. *	105	4,192
The Home Depot, Inc.	6,580	180,029
The Men’s Wearhouse, Inc.	210	4,284
The Sherwin-Williams Co.	385	23,423
The TJX Cos., Inc.	1,575	60,448
Tiffany & Co.	490	20,913
Tractor Supply Co. *	140	6,537
Ulta Salon, Cosmetics & Fragrance, Inc. *	350	5,751
Urban Outfitters, Inc. *	525	16,611
Williams-Sonoma, Inc.	385	7,823
		1,599,036

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	2,450	17,174
Altera Corp.	1,120	23,554
Amkor Technology, Inc. *	980	5,439
Analog Devices, Inc.	1,120	33,589
Applied Materials, Inc.	5,145	63,335
Atheros Communications *	245	6,975
Atmel Corp. *	1,575	6,253
Broadcom Corp., Class A *	1,470	42,924
Cavium Networks, Inc. *	280	5,648
Cree, Inc. *	350	16,740
Cymer, Inc. *	140	4,682
Cypress Semiconductor Corp. *	665	6,364
Fairchild Semiconductor International, Inc. *	735	5,953
FEI Co. *	210	5,128
FormFactor, Inc. *	315	5,339
Hittite Microwave Corp. *	140	5,281
Integrated Device Technology, Inc. *	945	5,349
Intel Corp.	21,630	415,296
International Rectifier Corp. *	280	5,242
Intersil Corp., Class A	455	5,879
KLA-Tencor Corp.	665	20,775
Lam Research Corp. *	490	16,655
Linear Technology Corp.	770	20,767
LSI Corp. *	2,485	13,146
Marvell Technology Group Ltd. *	1,925	29,683
Maxim Integrated Products, Inc.	1,190	20,944
MEMC Electronic Materials, Inc. *	840	10,114
Microchip Technology, Inc.	700	18,375
Micron Technology, Inc. *	3,290	24,741
Microsemi Corp. *	385	5,864
MKS Instruments, Inc. *	350	5,302
National Semiconductor Corp.	875	12,775
Netlogic Microsystems, Inc. *	140	5,712
Novellus Systems, Inc. *	350	7,241
NVIDIA Corp. *	2,135	27,883
ON Semiconductor Corp. *	1,680	13,037
PMC-Sierra, Inc. *	840	6,661
Power Integrations, Inc.	175	5,878
Rambus, Inc. *	420	7,484
RF Micro Devices, Inc. *	1,365	5,897
Semtech Corp. *	350	5,607

10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Silicon Laboratories, Inc. *	175	7,390
Skyworks Solutions, Inc. *	630	7,755
Teradyne, Inc. *	700	6,202
Tessera Technologies, Inc. *	210	4,971
Texas Instruments, Inc.	4,865	123,036
TriQuint Semiconductor, Inc. *	1,050	5,712
Varian Semiconductor Equipment Associates, Inc. *	280	8,156
Veeco Instruments, Inc. *	245	6,691
Xilinx, Inc.	1,085	24,564
		1,165,162

Software & Services 7.5%
Activision Blizzard, Inc. *	2,240	25,514
Acxiom Corp. *	560	6,462
Adobe Systems, Inc. *	2,030	71,212
Advent Software, Inc. *	140	5,309
Affiliated Computer Services, Inc., Class A *	350	19,320
Akamai Technologies, Inc. *	700	16,800
Alliance Data Systems Corp. *	210	12,808
ANSYS, Inc. *	315	12,266
ArcSight, Inc. *	210	4,778
Ariba, Inc. *	490	5,312
Autodesk, Inc. *	840	19,698
Automatic Data Processing, Inc.	1,890	82,120
Blackbaud, Inc.	245	5,454
Blackboard, Inc. *	140	5,842
BMC Software, Inc. *	700	27,111
Broadridge Financial Solutions, Inc.	525	11,539
CA, Inc.	1,610	35,581
CACI International, Inc., Class A *	105	4,874
Cadence Design Systems, Inc. *	1,015	6,090
Citrix Systems, Inc. *	665	25,390
Cognizant Technology Solutions Corp., Class A *	1,085	47,664
CommVault Systems, Inc. *	280	5,824
Computer Sciences Corp. *	560	30,974
Compuware Corp. *	910	6,315
Concur Technologies, Inc. *	175	6,485
Convergys Corp. *	490	5,478
CyberSource Corp. *	350	6,010
Digital River, Inc. *	245	6,181
DST Systems, Inc. *	140	5,947
Earthlink, Inc.	665	5,473
eBay, Inc. *	4,200	102,774
Electronic Arts, Inc. *	1,260	21,281
Equinix, Inc. *	140	13,467
Euronet Worldwide, Inc. *	210	4,460
FactSet Research Systems, Inc.	175	12,661
Fair Isaac Corp.	245	4,471
Fidelity National Information Services, Inc.	1,190	26,894
Fiserv, Inc. *	630	29,131
Gartner, Inc. *	280	5,298
Genpact Ltd. *	455	5,906
Global Payments, Inc.	315	16,147
Google, Inc., Class A *	875	510,125
GSI Commerce, Inc. *	280	6,255
Hewitt Associates, Inc., Class A *	315	12,657
IAC/InterActiveCorp *	420	8,169
Informatica Corp. *	315	7,072
Intuit, Inc. *	1,155	33,738
j2 Global Communications, Inc. *	280	5,566
Jack Henry & Associates, Inc.	315	7,198
JDA Software Group, Inc. *	210	4,931
Lawson Software, Inc. *	840	5,502
Lender Processing Services, Inc.	350	14,623
ManTech International Corp., Class A *	105	4,544
MasterCard, Inc., Class A	385	92,731
MAXIMUS, Inc.	105	4,881
McAfee, Inc. *	595	22,699
MICROS Systems, Inc. *	315	8,839
Microsoft Corp.	30,310	891,417
MicroStrategy, Inc., Class A *	70	6,130
NetSuite, Inc. *	385	5,375
NeuStar, Inc., Class A *	280	6,552
Novell, Inc. *	1,365	5,337
Nuance Communications, Inc. *	840	12,760
Oracle Corp.	14,735	325,349
Parametric Technology Corp. *	420	6,325
Paychex, Inc.	1,225	38,404
Pegasystems, Inc.	175	5,028
Progress Software Corp. *	245	5,902
Quest Software, Inc. *	315	5,301
Rackspace Hosting, Inc. *	315	5,831
Red Hat, Inc. *	735	19,624
Rovi Corp. *	315	9,390
SAIC, Inc. *	770	13,721
Salesforce.com, Inc. *	385	24,132
Sapient Corp. *	700	5,152
SAVVIS, Inc. *	350	4,382
Solarwinds, Inc. *	315	5,843
Solera Holdings, Inc.	245	8,565
SRA International, Inc., Class A *	280	5,054
SuccessFactors, Inc. *	385	5,798
Sybase, Inc. *	315	12,676
Symantec Corp. *	3,150	55,912
Synopsys, Inc. *	525	11,797
Syntel, Inc.	140	5,296
Take-Two Interactive Software, Inc. *	490	5,513
TeleTech Holdings, Inc. *	315	6,076
TIBCO Software, Inc. *	700	6,020
TiVo, Inc. *	525	5,198
Total System Services, Inc.	770	13,306
Unisys Corp. *	210	6,739
ValueClick, Inc. *	560	5,281
VeriFone Holdings, Inc. *	420	5,569
VeriSign, Inc. *	770	17,279
Visa, Inc., Class A	1,645	133,245
VMware, Inc., Class A *	140	5,877
WebMD Health Corp. *	175	6,352
Websense, Inc. *	315	4,955
Western Union Co.	2,695	49,723
Wright Express Corp. *	175	5,105
Yahoo!, Inc. *	5,110	76,497
		3,381,639

Technology Hardware & Equipment 8.2%
3Com Corp. *	1,435	10,576
3PAR, Inc. *	525	5,381
ADC Telecommunications, Inc. *	840	5,149
ADTRAN, Inc.	245	5,177
Agilent Technologies, Inc. *	1,330	38,464
Amphenol Corp., Class A	665	27,398
Anixter International, Inc. *	140	6,051

11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apple, Inc. *	3,395	678,694
Arris Group, Inc. *	525	5,245
Arrow Electronics, Inc. *	490	12,877
Aruba Networks, Inc. *	700	5,600
Avnet, Inc. *	595	16,214
Avocent Corp. *	210	5,246
AVX Corp.	490	5,909
Benchmark Electronics, Inc. *	350	6,311
Blue Coat Systems, Inc. *	210	5,550
Brightpoint, Inc. *	735	5,277
Brocade Communications Systems, Inc. *	1,575	11,167
Ciena Corp. *	455	5,528
Cisco Systems, Inc. *	22,120	517,608
Cogent, Inc. *	595	5,075
Cognex Corp.	315	5,185
CommScope, Inc. *	350	8,796
Comtech Telecommunications Corp. *	175	5,030
Corning, Inc.	6,020	100,414
Dell, Inc. *	6,790	95,875
Diebold, Inc.	245	6,159
Dolby Laboratories, Inc., Class A *	210	9,391
EchoStar Corp., Class A *	315	6,120
EMC Corp. *	7,735	130,180
Emulex Corp. *	525	5,114
F5 Networks, Inc. *	280	13,168
FLIR Systems, Inc. *	595	17,076
Harris Corp.	455	19,974
Hewlett-Packard Co.	9,100	446,446
Infinera Corp. *	700	5,761
Ingram Micro, Inc., Class A *	595	10,109
InterDigital, Inc. *	280	6,661
Intermec, Inc. *	420	5,162
International Business Machines Corp.	5,075	641,226
Itron, Inc. *	140	8,511
Jabil Circuit, Inc.	770	10,249
JDS Uniphase Corp. *	945	6,984
Juniper Networks, Inc. *	2,065	53,958
Lexmark International, Inc., Class A *	280	7,048
Molex, Inc.	560	10,410
Motorola, Inc.	7,980	63,920
Multi-Fineline Electronix, Inc. *	210	5,235
National Instruments Corp.	245	6,990
NCR Corp. *	595	5,599
NetApp, Inc. *	1,295	39,912
Palm, Inc. *	595	6,491
Plantronics, Inc.	210	4,862
Plexus Corp. *	210	5,704
Polycom, Inc. *	315	6,791
QLogic Corp. *	490	8,791
QUALCOMM, Inc.	6,265	281,925
Riverbed Technology, Inc. *	245	4,988
Rofin-Sinar Technologies, Inc. *	245	5,581
SanDisk Corp. *	875	17,255
ScanSource, Inc. *	210	4,887
Seagate Technology	1,925	29,125
Starent Networks Corp. *	175	6,036
STEC, Inc. *	245	3,036
Sun Microsystems, Inc. *	2,800	23,828
Sycamore Networks, Inc. *	1,960	5,547
Synaptics, Inc. *	245	6,600
SYNNEX Corp. *	210	5,945
Tech Data Corp. *	175	7,369
Tekelec *	350	4,977
Tellabs, Inc. *	1,365	7,658
Teradata Corp. *	630	18,459
Trimble Navigation Ltd. *	455	10,160
ViaSat, Inc. *	175	5,364
Vishay Intertechnology, Inc. *	840	6,090
Western Digital Corp. *	875	32,235
Xerox Corp.	3,395	26,141
Zebra Technologies Corp., Class A *	210	5,588
		3,692,593

Telecommunication Services 2.9%
AboveNet, Inc. *	105	5,387
American Tower Corp., Class A *	1,505	61,585
AT&T, Inc.	22,785	613,828
Atlantic Tele-Network, Inc.	105	4,921
CenturyTel, Inc.	1,120	39,861
Clearwire Corp., Class A *	910	5,151
Crown Castle International Corp. *	945	34,672
Frontier Communications Corp.	1,155	9,124
Global Crossing Ltd. *	455	5,142
Leap Wireless International, Inc. *	420	6,061
Level 3 Communications, Inc. *	6,930	8,662
MetroPCS Communications, Inc. *	945	5,954
Neutral Tandem, Inc. *	245	5,652
NII Holdings, Inc. *	665	19,817
Qwest Communications International, Inc.	5,075	18,524
SBA Communications Corp., Class A *	455	14,578
Sprint Nextel Corp. *	10,430	38,695
Syniverse Holdings, Inc. *	315	4,996
Telephone & Data Systems, Inc.	350	10,671
tw telecom, Inc.*	595	8,657
United States Cellular Corp. *	140	5,216
Verizon Communications, Inc.	10,955	344,644
Windstream Corp.	1,680	16,666
		1,288,464

Transportation 2.0%
Alaska Air Group, Inc. *	210	6,279
Alexander & Baldwin, Inc.	175	5,346
AMERCO *	140	7,176
AMR Corp. *	1,330	8,033
Avis Budget Group, Inc. *	665	6,484
Burlington Northern Santa Fe Corp.	1,050	103,215
C.H. Robinson Worldwide, Inc.	630	35,116
Con-way, Inc.	175	5,303
Continental Airlines, Inc., Class B *	560	7,986
CSX Corp.	1,505	71,457
Delta Air Lines, Inc. *	3,080	25,225
Expeditors International of Washington, Inc.	805	25,704
FedEx Corp.	1,120	94,584
Genesee & Wyoming, Inc., Class A *	175	5,446
Heartland Express, Inc.	385	5,679
Hertz Global Holdings, Inc. *	770	7,546
Hub Group, Inc., Class A *	210	5,555
J.B. Hunt Transport Services, Inc.	350	11,151
JetBlue Airways Corp. *	1,085	5,978
Kansas City Southern *	350	10,020
Kirby Corp. *	210	7,004
Knight Transportation, Inc.	350	5,954
Landstar System, Inc.	210	7,837

12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Norfolk Southern Corp.	1,365	70,161
Old Dominion Freight Line, Inc. *	210	5,561
Ryder System, Inc.	210	8,513
SkyWest, Inc.	385	5,663
Southwest Airlines Co.	2,870	26,404
UAL Corp. *	875	6,790
Union Pacific Corp.	1,890	119,561
United Parcel Service, Inc., Class B	2,695	154,882
UTI Worldwide, Inc.	420	5,489
Werner Enterprises, Inc.	280	5,225
		882,327

Utilities 3.8%
AGL Resources, Inc.	280	9,674
Allegheny Energy, Inc.	630	13,847
ALLETE, Inc.	175	5,852
Alliant Energy Corp.	420	11,542
Ameren Corp.	805	20,922
American Electric Power Co., Inc.	1,820	58,586
American States Water Co.	175	5,789
American Water Works Co., Inc.	350	7,784
Aqua America, Inc.	525	8,568
Atmos Energy Corp.	350	9,587
Avista Corp.	280	5,827
Black Hills Corp.	210	4,950
California Water Service Group	140	5,121
Calpine Corp. *	1,435	15,957
CenterPoint Energy, Inc.	1,225	16,256
CH Energy Group, Inc.	140	5,653
Cleco Corp.	210	5,359
CMS Energy Corp.	840	11,962
Consolidated Edison, Inc.	1,015	43,554
Constellation Energy Group, Inc.	700	22,274
Dominion Resources, Inc.	2,205	80,218
DPL, Inc.	420	11,281
DTE Energy Co.	630	25,269
Duke Energy Corp.	4,865	81,148
Dynegy, Inc., Class A *	2,625	4,751
Edison International	1,120	38,136
El Paso Electric Co. *	280	5,544
Energen Corp.	280	12,180
Entergy Corp.	735	57,808
EQT Corp.	455	18,723
Exelon Corp.	2,520	121,414
FirstEnergy Corp.	1,155	49,757
FPL Group, Inc.	1,435	74,577
Great Plains Energy, Inc.	490	8,722
Hawaiian Electric Industries, Inc.	350	6,951
IDACORP, Inc.	210	6,210
Integrys Energy Group, Inc.	280	10,791
ITC Holdings Corp.	175	7,782
MDU Resources Group, Inc.	630	14,238
MGE Energy, Inc.	140	4,808
Mirant Corp. *	560	7,974
NV Energy, Inc.	875	10,185
National Fuel Gas Co.	245	11,473
New Jersey Resources Corp.	175	6,165
Nicor, Inc.	175	6,853
NiSource, Inc.	1,050	14,962
Northeast Utilities	665	16,033
Northwest Natural Gas Co.	140	6,003
NorthWestern Corp.	245	6,319
NRG Energy, Inc. *	1,015	24,299
NSTAR	385	12,755
OGE Energy Corp.	350	12,110
ONEOK, Inc.	385	15,408
Ormat Technologies, Inc.	140	5,764
Pepco Holdings, Inc.	840	13,692
PG&E Corp.	1,400	59,276
Piedmont Natural Gas Co., Inc.	245	5,807
Pinnacle West Capital Corp.	385	13,510
PNM Resources, Inc.	455	5,069
Portland General Electric Co.	280	5,491
PPL Corp.	1,400	42,728
Progress Energy, Inc.	1,050	41,044
Public Service Enterprise Group, Inc.	1,960	61,466
Questar Corp.	630	24,992
RRI Energy, Inc. *	1,400	6,888
SCANA Corp.	420	14,784
Sempra Energy	840	44,638
South Jersey Industries, Inc.	140	5,048
Southern Co.	2,975	95,468
Southwest Gas Corp.	210	5,504
TECO Energy, Inc.	735	10,841
The AES Corp. *	2,695	34,334
The Empire District Electric Co.	280	5,079
The Laclede Group, Inc.	175	5,479
UGI Corp.	420	9,862
UIL Holdings Corp.	245	6,605
Unisource Energy Corp.	210	6,262
Vectren Corp.	315	7,399
Westar Energy, Inc.	420	8,648
WGL Holdings, Inc.	175	5,509
Wisconsin Energy Corp.	455	20,520
Xcel Energy, Inc.	1,715	34,849
		1,686,467
Total Common Stock (Cost $44,684,264)		44,832,227

Other Investment Company 0.0% of net assets
State Street Institutional Liquid Reserves Fund	21,143	21,143
Total Other Investment Company (Cost $21,143)		21,143

End of Investments.
At 11/30/09, the tax basis cost of the fund’s investments was $44,705,417 and the unrealized appreciation and depreciation were $610,722 and ($462,769), respectively, with a net unrealized appreciation of $147,953.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

Security name	The Charles Schwab Corp.
Shares held at beginning of period	—
Gross additions	3,570
Gross sales	—
Shares held at 11/30/2009	3,570
Market value at 11/30/2009	$65,438
Realized gain (loss) during the period	$—
Dividends received during the period	$43

13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock – (a)	$44,832,227	$—	$—	$44,832,227

Other Investment Company	21,143	—	—	21,143

Total	$44,853,370	$—	$—	$44,853,370

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

14

Schwab Strategic Trust
Schwab U.S. Large-Cap ETFTM
Portfolio Holdings as of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.8%	Common Stock	30,805,097	30,833,975
0.1%	Other Investment Company	16,431	16,431
99.9%	Total Investments	30,821,528	30,850,406
0.1%	Other Assets and Liabilities, Net		39,354
100.0%	Net Assets		30,889,760

	Number	Value
Security	of Shares	($)
Common Stock 99.8% of net assets
Automobiles & Components 0.6%
BorgWarner, Inc.	360	10,876
Ford Motor Co. *	9,672	85,984
Harley-Davidson, Inc.	696	20,282
Johnson Controls, Inc.	1,728	46,742
The Goodyear Tire & Rubber Co. *	840	11,516
		175,400

Banks 2.7%
BB&T Corp.	1,992	49,601
BOK Financial Corp.	72	3,347
Capitol Federal Financial	72	2,101
City National Corp.	120	4,735
Comerica, Inc.	456	12,982
Commerce Bancshares, Inc.	201	8,088
Cullen/Frost Bankers, Inc.	168	8,067
Fifth Third Bancorp	2,352	23,708
First Horizon National Corp. *	648	8,780
Hudson City Bancorp, Inc.	1,392	18,500
KeyCorp	2,640	15,471
M&T Bank Corp.	216	14,165
New York Community Bancorp, Inc.	984	11,503
People’s United Financial, Inc.	480	7,819
PNC Financial Services Group, Inc.	1,368	77,990
Regions Financial Corp.	3,552	20,815
SunTrust Banks, Inc.	1,440	34,027
TFS Financial Corp.	264	2,952
U.S. Bancorp	5,640	136,093
Wells Fargo & Co.	13,128	368,109
		828,853

Capital Goods 7.4%
3M Co.	1,896	146,826
Aecom Technology Corp. *	264	6,706
AGCO Corp. *	264	8,002
Alliant Techsystems, Inc. *	96	8,229
AMETEK, Inc.	312	11,407
Caterpillar, Inc.	1,848	107,905
Cummins, Inc.	552	24,785
Danaher Corp.	720	51,062
Deere & Co.	1,248	66,780
Donaldson Co., Inc.	192	8,160
Dover Corp.	552	22,566
Eaton Corp.	480	30,672
Emerson Electric Co.	2,208	91,433
Fastenal Co.	408	15,129
First Solar, Inc. *	144	17,152
Flowserve Corp.	168	16,709
Fluor Corp.	552	23,449
General Dynamics Corp.	960	63,264
General Electric Co.	31,296	501,362
Goodrich Corp.	384	22,787
Harsco Corp.	240	7,447
Honeywell International, Inc.	2,016	77,555
Hubbell, Inc., Class B	168	7,629
Illinois Tool Works, Inc.	1,272	61,870
ITT Corp.	552	28,549
Jacobs Engineering Group, Inc. *	384	13,436
Joy Global, Inc.	312	16,704
KBR, Inc.	480	8,942
L-3 Communications Holdings, Inc.	336	26,332
Lincoln Electric Holdings, Inc.	120	6,166
Lockheed Martin Corp.	912	70,434
Masco Corp.	1,104	14,992
McDermott International, Inc. *	696	14,574
MSC Industrial Direct Co., Class A	120	5,508
Navistar International Corp. *	144	4,753
Northrop Grumman Corp.	864	47,347
Owens Corning, Inc. *	240	5,671
PACCAR, Inc.	1,008	37,377
Pall Corp.	336	10,695
Parker Hannifin Corp.	480	25,901
Pentair, Inc.	288	8,669
Precision Castparts Corp.	432	44,790
Quanta Services, Inc. *	576	10,800
Raytheon Co.	1,152	59,363
Rockwell Automation, Inc.	384	16,700
Rockwell Collins, Inc.	456	24,378
Roper Industries, Inc.	264	13,739
Spirit AeroSystems Holdings, Inc., Class A *	288	5,250
SPX Corp.	168	8,953
SunPower Corp., Class A *	288	5,953
Textron, Inc.	816	16,361
The Boeing Co.	1,944	101,885
The Shaw Group, Inc. *	264	7,532
The Stanley Works	240	11,657
United Technologies Corp.	2,592	174,286
URS Corp. *	240	9,972
W.W. Grainger, Inc.	192	18,758
		2,275,313

Commercial & Professional Services 0.8%
Avery Dennison Corp.	336	12,620
Cintas Corp.	384	10,787
Copart, Inc. *	192	6,225
Corrections Corp. of America *	336	8,397
Covanta Holding Corp. *	384	6,555
Equifax, Inc.	360	10,314
FTI Consulting, Inc. *	144	6,661
IHS, Inc., Class A *	144	7,240
Iron Mountain, Inc. *	528	12,672
Manpower, Inc.	264	13,005

1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pitney Bowes, Inc.	624	14,377
R.R. Donnelley & Sons Co.	600	12,348
Republic Services, Inc.	912	25,718
Robert Half International, Inc.	456	10,182
Stericycle, Inc. *	240	13,135
The Dun & Bradstreet Corp.	168	13,203
Verisk Analytics, Inc., Class A *	240	6,458
Waste Connections, Inc. *	240	7,788
Waste Management, Inc.	1,440	47,290
Watson Wyatt Worldwide, Inc., Class A	120	4,961
		249,936

Consumer Durables & Apparel 0.9%
Coach, Inc.	960	33,360
D.R. Horton, Inc.	840	8,635
Fortune Brands, Inc.	456	17,515
Garmin Ltd.	408	12,191
Hasbro, Inc.	360	10,674
Leggett & Platt, Inc.	480	9,341
Mattel, Inc.	1,080	21,017
Mohawk Industries, Inc. *	168	6,901
Newell Rubbermaid, Inc.	840	12,188
NIKE, Inc., Class B	792	51,393
NVR, Inc. *	24	16,156
Polo Ralph Lauren Corp.	168	12,911
Pulte Homes, Inc.	984	8,994
The Black & Decker Corp.	168	10,196
Toll Brothers, Inc. *	408	7,952
VF Corp.	264	19,198
Whirlpool Corp.	216	16,018
		274,640

Consumer Services 1.9%
Apollo Group, Inc., Class A *	432	24,654
Burger King Holdings, Inc.	264	4,488
Career Education Corp. *	168	4,373
Carnival Corp. *	1,248	39,974
Chipotle Mexican Grill, Inc., Class A *	96	8,011
Darden Restaurants, Inc.	408	12,823
DeVry, Inc.	192	10,429
Education Management Corp. *	48	1,017
H&R Block, Inc.	1,008	20,462
Hyatt Hotels Corp., Class A *	120	3,450
International Game Technology	888	16,774
ITT Educational Services, Inc. *	120	10,918
Las Vegas Sands Corp. *	1,320	20,222
Marriott International, Inc., Class A	939	24,136
McDonald’s Corp.	3,216	203,412
MGM MIRAGE *	744	7,864
Penn National Gaming, Inc. *	192	5,144
Royal Caribbean Cruises Ltd. *	408	10,025
Starbucks Corp. *	2,136	46,778
Starwood Hotels & Resorts Worldwide, Inc.	528	16,907
Strayer Education, Inc.	48	9,480
Weight Watchers International, Inc.	96	2,657
Wendy’s/Arby’s Group, Inc., Class A	1,080	4,428
Wyndham Worldwide Corp.	504	9,359
Wynn Resorts Ltd.	216	13,941
Yum! Brands, Inc.	1,344	47,403
		579,129

Diversified Financials 7.4%
Affiliated Managers Group, Inc. *	120	7,825
American Express Co.	3,144	131,513
Ameriprise Financial, Inc.	768	29,276
Bank of America Corp.	25,464	403,604
Bank of New York Mellon Corp.	3,504	93,347
BlackRock, Inc.	72	16,350
Capital One Financial Corp.	1,368	52,476
Citigroup, Inc.	45,480	186,923
CME Group, Inc.	216	70,898
Discover Financial Services	1,632	25,231
Eaton Vance Corp.	336	10,127
Federated Investors, Inc., Class B	288	7,425
Franklin Resources, Inc.	480	51,854
IntercontinentalExchange, Inc. *	216	23,067
Invesco Ltd.	1,248	27,768
Jefferies Group, Inc. *	312	7,316
JPMorgan Chase & Co.	11,568	491,524
Legg Mason, Inc.	480	13,579
Leucadia National Corp. *	576	12,396
Moody’s Corp.	552	12,823
Morgan Stanley	3,744	118,236
MSCI, Inc., Class A *	288	8,775
Northern Trust Corp.	720	35,640
NYSE Euronext	768	19,415
Raymond James Financial, Inc.	288	6,996
SEI Investments Co.	456	7,985
SLM Corp. *	1,368	15,007
State Street Corp.	1,440	59,472
T. Rowe Price Group, Inc.	768	37,578
TD Ameritrade Holding Corp. *	696	13,669
The Charles Schwab Corp.(a)	2,784	51,031
The Goldman Sachs Group, Inc.	1,296	219,879
The NASDAQ OMX Group, Inc. *	456	8,518
		2,277,523

Energy 11.6%
Alpha Natural Resources, Inc. *	480	17,760
Anadarko Petroleum Corp.	1,488	88,581
Apache Corp.	1,008	96,042
Arch Coal, Inc.	480	10,013
Baker Hughes, Inc.	936	38,133
BJ Services Co.	888	16,677
Cabot Oil & Gas Corp.	336	12,869
Cameron International Corp. *	758	28,652
Chesapeake Energy Corp.	1,920	45,926
Chevron Corp.	5,904	460,748
Cimarex Energy Co.	264	12,366
CNX Gas Corp. *	72	1,964
Concho Resources, Inc. *	240	9,811
ConocoPhillips	3,864	200,039
CONSOL Energy, Inc.	552	25,348
Continental Resources, Inc. *	96	3,614
Denbury Resources, Inc. *	744	9,873
Devon Energy Corp.	1,248	84,053
Diamond Offshore Drilling, Inc.	192	19,112
El Paso Corp.	2,088	19,961
ENSCO International, Inc.	432	19,008
EOG Resources, Inc.	744	64,349
EXCO Resources, Inc.	528	8,934
Exxon Mobil Corp.	14,136	1,061,189
FMC Technologies, Inc. *	384	20,916

2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Forest Oil Corp. *	312	5,716
Halliburton Co.	2,664	78,215
Helmerich & Payne, Inc.	312	11,716
Hess Corp.	888	51,468
Marathon Oil Corp.	2,112	68,893
Murphy Oil Corp.	576	32,481
Nabors Industries Ltd. *	864	17,842
National-Oilwell Varco, Inc.	1,248	53,689
Newfield Exploration Co. *	408	17,250
Noble Energy, Inc.	528	34,452
Occidental Petroleum Corp.	2,400	193,896
Oceaneering International, Inc. *	144	7,867
Patterson-UTI Energy, Inc.	456	7,018
Peabody Energy Corp.	816	36,279
Petrohawk Energy Corp. *	936	20,910
Pioneer Natural Resources Co.	360	14,886
Plains Exploration & Production Co. *	408	11,102
Pride International, Inc. *	480	15,182
Quicksilver Resources, Inc. *	360	4,792
Range Resources Corp.	480	22,622
Rowan Cos., Inc. *	312	7,703
Schlumberger Ltd.	3,552	226,937
Smith International, Inc.	648	17,613
Southwestern Energy Co. *	1,056	46,422
Spectra Energy Corp.	1,872	36,336
Sunoco, Inc.	336	8,467
Tesoro Corp.	408	5,214
The Williams Cos., Inc.	1,728	34,370
Tidewater, Inc.	144	6,473
Ultra Petroleum Corp. *	456	21,427
Valero Energy Corp.	1,656	26,314
Whiting Petroleum Corp. *	144	8,964
XTO Energy, Inc.	1,704	72,318
		3,600,772

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	1,272	76,205
CVS Caremark Corp.	4,224	130,986
Safeway, Inc.	1,200	27,000
SUPERVALU, Inc.	600	8,298
Sysco Corp.	1,728	46,725
The Kroger Co.	1,800	40,932
Wal-Mart Stores, Inc.	6,432	350,866
Walgreen Co.	2,928	113,870
Whole Foods Market, Inc. *	432	11,081
		805,963

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	6,072	114,214
Archer-Daniels-Midland Co.	1,728	53,240
Brown-Forman Corp., Class B	336	17,193
Bunge Ltd.	408	25,255
Campbell Soup Co.	648	22,660
Coca-Cola Enterprises, Inc.	960	18,864
ConAgra Foods, Inc.	1,296	28,758
Constellation Brands, Inc., Class A *	576	9,855
Dean Foods Co. *	504	8,014
Dr. Pepper Snapple Group, Inc. *	672	17,600
Flowers Foods, Inc.	240	5,494
General Mills, Inc.	912	62,016
Hansen Natural Corp. *	216	7,553
H.J. Heinz Co.	912	38,714
Hormel Foods Corp.	216	8,104
Kellogg Co.	696	36,596
Kraft Foods, Inc., Class A	3,960	105,257
Lorillard, Inc.	480	37,397
McCormick & Co., Inc.	336	11,988
Molson Coors Brewing Co., Class B	456	20,616
PepsiAmericas, Inc.	168	4,973
PepsiCo, Inc.	4,608	286,710
Philip Morris International, Inc.	5,688	273,536
Ralcorp Holdings, Inc. *	168	9,730
Reynolds American, Inc.	504	25,180
Sara Lee Corp.	1,920	23,309
Smithfield Foods, Inc. *	432	6,687
The Coca-Cola Co.	6,264	358,301
The Hershey Co.	456	16,129
The J.M. Smucker Co.	384	22,687
The Pepsi Bottling Group, Inc.	408	15,484
Tyson Foods, Inc., Class A	888	10,674
		1,702,788

Health Care Equipment & Services 4.3%
Aetna, Inc.	1,296	37,727
AmerisourceBergen Corp.	864	21,332
Baxter International, Inc.	1,800	98,190
Beckman Coulter, Inc.	192	12,472
Becton, Dickinson & Co.	672	50,266
Boston Scientific Corp. *	4,440	37,163
C.R. Bard, Inc.	288	23,677
Cardinal Health, Inc.	1,056	34,035
CareFusion Corp. *	504	13,018
Cerner Corp. *	192	14,456
CIGNA Corp.	792	25,407
Community Health Systems, Inc. *	288	8,787
Coventry Health Care, Inc. *	456	10,283
DaVita, Inc. *	312	18,483
DENTSPLY International, Inc.	432	14,394
Edwards Lifesciences Corp. *	168	13,823
Express Scripts, Inc. *	768	65,894
Gen-Probe, Inc. *	144	6,003
Henry Schein, Inc. *	264	13,110
Hologic, Inc. *	744	10,766
Hospira, Inc. *	480	22,536
Humana, Inc. *	504	20,921
IDEXX Laboratories, Inc. *	168	8,408
IMS Health, Inc.	528	11,278
Intuitive Surgical, Inc. *	120	33,665
Inverness Medical Innovations, Inc. *	216	9,083
Kinetic Concepts, Inc. *	168	5,663
Laboratory Corp. of America Holdings *	312	22,764
Lincare Holdings, Inc. *	192	6,820
McKesson Corp.	792	49,120
Medco Health Solutions, Inc. *	1,392	87,919
Medtronic, Inc.	3,264	138,524
Omnicare, Inc.	336	7,789
Patterson Cos., Inc. *	288	7,404
Quest Diagnostics, Inc.	456	26,421
ResMed, Inc. *	216	10,858
St. Jude Medical, Inc. *	1,008	37,004
Stryker Corp.	936	47,174
Teleflex, Inc.	120	6,251
UnitedHealth Group, Inc.	3,408	97,707
Universal Health Services, Inc., Class B	144	8,048
Varian Medical Systems, Inc. *	360	16,826

3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WellPoint, Inc. *	1,392	75,210
Zimmer Holdings, Inc. *	648	38,342
		1,325,021

Household & Personal Products 2.8%
Alberto-Culver Co.	240	6,756
Avon Products, Inc.	1,272	43,566
Church & Dwight Co., Inc.	216	12,753
Colgate-Palmolive Co.	1,488	125,275
Energizer Holdings, Inc. *	216	12,169
Kimberly-Clark Corp.	1,224	80,747
Mead Johnson Nutrition Co., Class A	96	4,211
The Clorox Co.	408	24,590
The Estee Lauder Cos., Inc., Class A	312	14,611
The Procter & Gamble Co.	8,616	537,208
		861,886

Insurance 3.8%
Aflac, Inc.	1,392	64,074
Alleghany Corp. *	24	6,407
Allied World Assurance Co. Holdings Ltd.	96	4,588
American Financial Group, Inc.	216	5,240
American International Group, Inc. *	360	10,224
Aon Corp.	720	27,886
Arch Capital Group Ltd. *	168	11,733
Assurant, Inc.	336	10,271
Axis Capital Holdings Ltd.	408	11,420
Berkshire Hathaway, Inc., Class B *	96	321,888
Brown & Brown, Inc.	336	5,998
Cincinnati Financial Corp.	432	11,025
CNA Financial Corp. *	216	4,914
Everest Re Group Ltd.	168	14,298
Fidelity National Financial, Inc., Class A	672	9,334
First American Corp.	336	10,658
Genworth Financial, Inc., Class A *	1,488	16,026
Hanover Insurance Group, Inc.	144	5,995
HCC Insurance Holdings, Inc.	408	10,661
Lincoln National Corp.	768	17,595
Loews Corp.	1,032	36,553
Markel Corp. *	48	16,272
Marsh & McLennan Cos., Inc.	1,536	34,637
MetLife, Inc.	1,704	58,260
Old Republic International Corp.	648	6,895
PartnerRe Ltd.	168	12,943
Principal Financial Group, Inc.	912	23,156
Prudential Financial, Inc.	1,392	69,391
Reinsurance Group of America, Inc.	216	10,044
RenaissanceRe Holdings Ltd.	192	10,230
The Allstate Corp.	1,656	47,047
The Chubb Corp.	1,032	51,744
The Hartford Financial Services Group, Inc.	1,152	28,178
The Progressive Corp. *	1,872	31,393
The Travelers Cos., Inc.	1,680	88,015
Torchmark Corp.	240	10,435
Transatlantic Holdings, Inc.	168	9,079
Unum Group	960	18,278
W.R. Berkley Corp.	408	10,082
Wesco Financial Corp.	24	8,184
White Mountains Insurance Group Ltd.	24	7,820
XL Capital Ltd. Class A	1,008	18,456
		1,187,327

Materials 3.8%
Air Products & Chemicals, Inc.	600	49,758
Airgas, Inc.	216	9,990
Albemarle Corp.	264	8,910
Alcoa, Inc.	3,000	37,560
Allegheny Technologies, Inc.	288	9,801
AptarGroup, Inc.	192	6,935
Ball Corp.	288	14,230
Bemis Co., Inc.	312	9,142
Celanese Corp. Series A	432	12,856
CF Industries Holdings, Inc.	168	14,340
Cliffs Natural Resources, Inc.	408	17,976
Crown Holdings, Inc. *	456	11,478
E.I. du Pont de Nemours & Co.	2,496	86,312
Eastman Chemical Co.	192	11,543
Ecolab, Inc.	696	31,257
FMC Corp.	216	12,094
Freeport-McMoRan Copper & Gold, Inc. *	1,248	103,334
International Flavors & Fragrances, Inc.	240	9,773
International Paper Co.	1,176	29,929
Intrepid Potash, Inc. *	120	3,653
Martin Marietta Materials, Inc.	144	12,282
MeadWestvaco Corp.	456	12,481
Monsanto Co.	1,584	127,908
Newmont Mining Corp.	1,416	75,954
Nucor Corp.	840	35,624
Owens-Illinois, Inc. *	504	15,760
Pactiv Corp. *	384	9,350
PPG Industries, Inc.	504	29,953
Praxair, Inc.	912	74,811
Reliance Steel & Aluminum Co.	192	7,849
Sealed Air Corp.	456	10,164
Sigma-Aldrich Corp.	312	16,642
Sonoco Products Co.	288	8,116
Southern Copper Corp.	624	21,740
Steel Dynamics, Inc.	624	10,558
Terra Industries, Inc.	312	12,037
The Dow Chemical Co.	3,384	94,008
The Lubrizol Corp.	192	13,924
The Mosaic Co.	456	24,829
The Scotts Miracle-Gro Co., Class A	144	5,750
The Valspar Corp.	264	6,922
United States Steel Corp.	432	19,293
Vulcan Materials Co.	360	17,453
Walter Energy, Inc.	168	11,525
Weyerhaeuser Co.	624	24,299
		1,190,103

Media 2.8%
Cablevision Systems Corp., Class A	696	17,414
CBS Corp., Class B	1,824	23,365
Clear Channel Outdoor Holdings, Inc., Class A *	96	876
Comcast Corp., Class A	8,472	124,284
DIRECTV, Class A *	2,876	90,968
Discovery Communications, Inc., Series A *	816	26,071
DISH Network Corp., Class A *	624	12,923

4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DreamWorks Animation SKG, Inc., Class A *	192	6,426
Interactive Data Corp.	96	2,452
John Wiley & Sons, Inc., Class A	144	5,393
Liberty Global, Inc., Series A *	744	14,352
Liberty Media — Starz, Series A *	148	7,082
Marvel Entertainment, Inc. *	144	7,495
News Corp., Class A	6,888	78,936
Omnicom Group, Inc.	912	33,489
Scripps Networks Interactive, Class A	240	9,492
The Interpublic Group of Cos., Inc. *	1,392	8,811
The McGraw-Hill Cos., Inc.	936	28,043
The Walt Disney Co.	5,136	155,210
The Washington Post Co., Class B	24	9,927
Time Warner Cable, Inc.	1,056	44,236
Time Warner, Inc.	3,504	107,643
Viacom, Inc., Class B *	1,584	46,950
Virgin Media, Inc.	840	13,826
		875,664

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Abbott Laboratories	4,536	247,167
Alexion Pharmaceuticals, Inc. *	288	13,061
Allergan, Inc.	936	54,410
Amgen, Inc. *	3,000	169,050
Amylin Pharmaceuticals, Inc. *	408	5,818
Biogen Idec, Inc. *	864	40,556
Bristol-Myers Squibb Co. *	5,784	146,393
Celgene Corp. *	1,344	74,525
Cephalon, Inc. *	216	11,869
Charles River Laboratories International, Inc. *	192	6,173
Covance, Inc. *	192	10,197
Dendreon Corp. *	360	9,842
Eli Lilly & Co.	2,904	106,664
Endo Pharmaceuticals Holdings, Inc. *	288	6,345
Forest Laboratories, Inc. *	888	27,226
Genzyme Corp. *	816	41,371
Gilead Sciences, Inc. *	2,688	123,782
Illumina, Inc. *	456	13,187
Johnson & Johnson	8,136	511,266
King Pharmaceuticals, Inc. *	720	8,518
Life Technologies Corp. *	528	26,284
Merck & Co., Inc.	8,953	324,188
Mettler-Toledo International, Inc. *	96	9,550
Millipore Corp. *	168	11,441
Mylan, Inc. *	888	15,868
Myriad Genetics, Inc. *	264	6,104
OSI Pharmaceuticals, Inc. *	168	5,596
PerkinElmer, Inc.	360	6,793
Perrigo Co.	240	9,634
Pfizer, Inc.	23,688	430,411
Pharmaceutical Product Development, Inc.	336	7,204
Talecris Biotherapeutics Holdings Corp. *	144	2,700
Techne Corp.	120	8,146
Thermo Fisher Scientific, Inc. *	1,224	57,809
Vertex Pharmaceuticals, Inc. *	528	20,497
Waters Corp. *	288	16,929
Watson Pharmaceuticals, Inc. *	312	11,572
		2,598,146

Real Estate 1.5%
AMB Property Corp.	432	10,174
Annaly Capital Management, Inc.	1,584	29,162
AvalonBay Communities, Inc.	240	17,338
Boston Properties, Inc.	432	28,935
Brookfield Properties Corp.	744	8,377
CB Richard Ellis Group, Inc., Class A *	672	7,681
Digital Realty Trust, Inc.	216	10,511
Equity Residential	816	26,283
Federal Realty Investment Trust	192	12,349
HCP, Inc.	864	27,043
Health Care REIT, Inc.	360	16,038
Host Hotels & Resorts, Inc.	1,800	18,936
Kimco Realty Corp.	1,128	13,897
Liberty Property Trust	336	9,959
Nationwide Health Properties, Inc.	312	10,611
Plum Creek Timber Co., Inc.	480	16,555
ProLogis	1,368	17,894
Public Storage	408	32,469
Rayonier, Inc.	264	10,491
Realty Income Corp.	288	7,284
Regency Centers Corp.	264	8,836
Simon Property Group, Inc.	864	62,778
The St. Joe Co. *	288	7,171
Ventas, Inc.	456	19,576
Vornado Realty Trust	552	36,134
		466,482

Retailing 3.4%
Abercrombie & Fitch Co., Class A	264	10,542
Advance Auto Parts, Inc.	264	10,375
Amazon.com, Inc. *	912	123,950
American Eagle Outfitters, Inc.	528	8,121
AutoNation, Inc. *	216	3,812
AutoZone, Inc. *	96	14,196
Bed Bath & Beyond, Inc. *	768	28,692
Best Buy Co., Inc.	1,008	43,173
CarMax, Inc. *	576	11,451
Dollar General Corp. *	144	3,312
Dollar Tree, Inc. *	264	12,928
Expedia, Inc. *	624	15,900
Family Dollar Stores, Inc.	384	11,716
GameStop Corp., Class A *	456	11,131
Genuine Parts Co.	456	16,338
Guess?, Inc.	168	6,224
J.C. Penney Co., Inc.	624	17,934
Kohl’s Corp. *	840	44,638
Liberty Media Corp. — Interactive, Class A *	1,752	18,641
Limited Brands, Inc.	840	13,936
Lowe’s Cos., Inc.	4,272	93,172
Macy’s, Inc.	1,248	20,355
Netflix, Inc. *	144	8,443
Nordstrom, Inc.	504	16,859
O’Reilly Automotive, Inc. *	408	15,822
PetSmart, Inc.	360	9,266
Priceline.com, Inc. *	120	25,694
Ross Stores, Inc.	360	15,833
Sears Holdings Corp. *	168	11,920
Staples, Inc.	2,088	48,692
Target Corp.	2,016	93,865
The Gap, Inc.	1,488	31,873

5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Home Depot, Inc.	4,992	136,581
The Sherwin-Williams Co.	288	17,522
The TJX Cos., Inc.	1,248	47,898
Tiffany & Co.	384	16,389
Urban Outfitters, Inc. *	408	12,909
		1,050,103

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	1,872	13,123
Altera Corp.	864	18,170
Analog Devices, Inc.	864	25,911
Applied Materials, Inc.	3,912	48,157
Broadcom Corp., Class A *	1,128	32,938
Cree, Inc. *	264	12,627
Intel Corp.	16,512	317,030
KLA-Tencor Corp.	504	15,745
Lam Research Corp. *	384	13,052
Linear Technology Corp.	600	16,182
LSI Corp. *	1,872	9,903
Marvell Technology Group Ltd. *	1,464	22,575
Maxim Integrated Products, Inc.	912	16,051
MEMC Electronic Materials, Inc. *	624	7,513
Microchip Technology, Inc.	528	13,860
Micron Technology, Inc. *	2,472	18,589
National Semiconductor Corp.	672	9,811
NVIDIA Corp. *	1,632	21,314
ON Semiconductor Corp. *	1,272	9,871
Texas Instruments, Inc.	3,768	95,293
Varian Semiconductor Equipment Associates, Inc. *	216	6,292
Xilinx, Inc.	816	18,474
		762,481

Software & Services 7.7%
Activision Blizzard, Inc. *	1,680	19,135
Adobe Systems, Inc. *	1,560	54,725
Affiliated Computer Services, Inc., Class A *	264	14,573
Akamai Technologies, Inc. *	504	12,096
Alliance Data Systems Corp. *	168	10,246
ANSYS, Inc. *	264	10,280
Autodesk, Inc. *	648	15,196
Automatic Data Processing, Inc.	1,488	64,654
BMC Software, Inc. *	528	20,450
Broadridge Financial Solutions, Inc.	408	8,968
CA, Inc.	1,224	27,050
Citrix Systems, Inc. *	552	21,075
Cognizant Technology Solutions Corp., Class A *	864	37,956
Computer Sciences Corp. *	456	25,221
DST Systems, Inc. *	120	5,098
eBay, Inc. *	3,240	79,283
Electronic Arts, Inc. *	936	15,809
Equinix, Inc. *	120	11,543
FactSet Research Systems, Inc.	120	8,682
Fidelity National Information Services, Inc.	912	20,611
Fiserv, Inc. *	480	22,195
Genpact Ltd. *	168	2,181
Global Payments, Inc.	240	12,302
Google, Inc., Class A *	696	405,768
Hewitt Associates, Inc., Class A *	240	9,643
IAC/InterActiveCorp *	312	6,068
Intuit, Inc. *	864	25,238
Lender Processing Services, Inc.	312	13,035
Mantech International Corp., Class A *	72	3,116
MasterCard, Inc., Class A	288	69,368
McAfee, Inc. *	456	17,396
Microsoft Corp.	23,256	683,959
Nuance Communications, Inc. *	648	9,843
Oracle Corp.	11,232	248,003
Paychex, Inc.	936	29,344
Red Hat, Inc. *	552	14,738
Rovi Corp. *	240	7,154
SAIC, Inc. *	576	10,264
Salesforce.com, Inc. *	312	19,556
Sybase, Inc. *	240	9,658
Symantec Corp. *	2,424	43,026
Synopsys, Inc. *	408	9,168
Total System Services, Inc.	600	10,368
VeriSign, Inc. *	576	12,925
Visa, Inc., Class A	1,272	103,032
VMware, Inc., Class A *	120	5,038
Western Union Co.	2,040	37,638
Yahoo!, Inc. *	3,888	58,203
		2,380,878

Technology Hardware & Equipment 8.5%
Agilent Technologies, Inc. *	1,008	29,151
Amphenol Corp., Class A	528	21,754
Apple, Inc. *	2,616	522,965
Arrow Electronics, Inc. *	360	9,461
Avnet, Inc. *	456	12,426
Brocade Communications Systems, Inc. *	1,176	8,338
Cisco Systems, Inc. *	16,968	397,051
Corning, Inc.	4,560	76,061
Dell, Inc. *	5,184	73,198
Dolby Laboratories, Inc., Class A *	144	6,440
EMC Corp. *	5,928	99,768
F5 Networks, Inc. *	240	11,287
FLIR Systems, Inc. *	456	13,087
Harris Corp.	384	16,858
Hewlett-Packard Co.	6,984	342,635
Ingram Micro, Inc., Class A *	480	8,155
International Business Machines Corp.	3,888	491,249
Itron, Inc. *	120	7,295
Juniper Networks, Inc. *	1,560	40,763
Molex, Inc.	432	8,031
Motorola, Inc.	6,336	50,751
NCR Corp. *	432	4,065
NetApp, Inc. *	984	30,327
QUALCOMM, Inc.	4,824	217,080
SanDisk Corp. *	672	13,252
Seagate Technology	1,488	22,513
Sun Microsystems, Inc. *	2,136	18,177
Tellabs, Inc. *	1,032	5,789
Teradata Corp. *	504	14,767
Trimble Navigation Ltd. *	336	7,503
Western Digital Corp. *	648	23,872
Xerox Corp.	2,568	19,774
		2,623,843

6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telecommunication Services 3.1%
American Tower Corp., Class A *	1,176	48,122
AT&T, Inc.	17,472	470,696
CenturyTel, Inc.	888	31,604
Clearwire Corp., Class A *	216	1,223
Crown Castle International Corp. *	720	26,417
Frontier Communications Corp.	888	7,015
Level 3 Communications, Inc. *	5,256	6,570
MetroPCS Communications, Inc. *	696	4,385
NII Holdings, Inc. *	504	15,019
Qwest Communications International, Inc.	4,104	14,980
SBA Communications Corp., Class A *	336	10,765
Sprint Nextel Corp. *	8,376	31,075
Telephone & Data Systems, Inc.	288	8,781
United States Cellular Corp. *	48	1,788
Verizon Communications, Inc.	8,424	265,019
Windstream Corp.	1,272	12,618
		956,077

Transportation 1.9%
Burlington Northern Santa Fe Corp.	816	80,213
C.H. Robinson Worldwide, Inc.	504	28,093
CSX Corp.	1,152	54,697
Delta Air Lines, Inc. *	2,352	19,263
Expeditors International of Washington, Inc.	648	20,691
FedEx Corp.	864	72,965
Hertz Global Holdings, Inc. *	552	5,409
J.B. Hunt Transport Services, Inc.	264	8,411
Kansas City Southern *	264	7,558
Norfolk Southern Corp.	1,080	55,512
Ryder System, Inc.	168	6,811
Southwest Airlines Co.	2,160	19,872
Union Pacific Corp.	1,488	94,131
United Parcel Service, Inc., Class B	2,064	118,618
		592,244

Utilities 3.9%
AGL Resources, Inc.	216	7,463
Allegheny Energy, Inc.	480	10,550
Alliant Energy Corp.	312	8,574
Ameren Corp.	648	16,841
American Electric Power Co., Inc.	1,392	44,808
American Water Works Co., Inc.	264	5,871
Aqua America, Inc.	384	6,267
Atmos Energy Corp.	264	7,231
Calpine Corp. *	1,080	12,010
Centerpoint Energy, Inc.	912	12,102
CMS Energy Corp.	648	9,227
Consolidated Edison, Inc.	864	37,074
Constellation Energy Group, Inc.	528	16,801
Dominion Resources, Inc.	1,752	63,738
DPL, Inc.	336	9,025
DTE Energy Co.	480	19,253
Duke Energy Corp.	3,792	63,251
Dynegy, Inc., Class A *	1,488	2,693
Edison International	864	29,419
Energen Corp.	216	9,396
Entergy Corp.	576	45,302
EQT Corp.	384	15,802
Exelon Corp.	1,944	93,662
FirstEnergy Corp.	888	38,255
FPL Group, Inc.	1,104	57,375
Integrys Energy Group, Inc.	216	8,325
ITC Holdings Corp.	144	6,404
MDU Resources Group, Inc.	480	10,848
Mirant Corp. *	432	6,152
National Fuel Gas Co.	192	8,991
NiSource, Inc.	792	11,286
Northeast Utilities	504	12,151
NRG Energy, Inc. *	792	18,960
NSTAR	312	10,337
NV Energy, Inc.	648	7,543
OGE Energy Corp.	360	12,456
ONEOK, Inc.	288	11,526
Pepco Holdings, Inc.	624	10,171
PG&E Corp.	1,104	46,743
Piedmont Natural Gas Co., Inc.	192	4,550
Pinnacle West Capital Corp.	288	10,106
PPL Corp.	1,080	32,962
Progress Energy, Inc.	816	31,897
Public Service Enterprise Group, Inc.	1,488	46,664
Questar Corp.	504	19,994
RRI Energy, Inc. *	1,056	5,195
SCANA Corp.	312	10,982
Sempra Energy	672	35,710
Southern Co.	2,352	75,476
TECO Energy, Inc.	552	8,142
The AES Corp. *	2,040	25,990
UGI Corp.	312	7,326
Vectren Corp.	240	5,638
Westar Energy, Inc.	312	6,424
Wisconsin Energy Corp.	336	15,154
Xcel Energy, Inc.	1,344	27,310
		1,193,403
Total Common Stock (Cost $30,805,097)		30,833,975

Other Investment Company 0.1% of net assets
State Street Institutional Liquid Reserves Fund	16,431	16,431
Total Other Investment Company (Cost $16,431)		16,431

End of Investments.
At 11/30/09, the tax basis cost of the fund’s investments was $30,821,532 and the unrealized appreciation and depreciation were $378,097 and ($349,223), respectively, with a net unrealized appreciation of $28,874.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

Security name	The Charles Schwab Corp.
Shares held at beginning of period	—
Gross additions	2,784
Gross sales	—
Shares held at 11/30/2009	2,784
Market value at 11/30/2009	$51,031
Realized gain (loss) during the period	$—
Dividends received during the period	$14

7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$30,833,975	$—	$—	$30,833,975

Other Investment Company	16,431	—	—	16,431

Total	$30,850,406	$—	$—	$30,850,406

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETFTM
Portfolio Holdings as of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.8%	Common Stock	26,667,743	26,245,851
0.1%	Other Investment Company	28,821	28,821
99.9%	Total Investments	26,696,564	26,274,672
0.1%	Other Assets and Liabilities, Net		33,668
100.0%	Net Assets		26,308,340

	Number	Value
Security	of Shares	($)
Common Stock 99.8% of net assets
Automobiles & Components 1.0%
ArvinMeritor, Inc.	1,701	13,795
Cooper Tire & Rubber Co.	1,365	24,461
Dana Holding Corp. *	2,352	17,123
Drew Industries, Inc. *	399	7,721
Exide Technologies *	1,134	8,505
Federal-Mogul Corp. *	525	7,087
Fuel Systems Solutions, Inc. *	315	15,196
Gentex Corp.	3,003	49,910
Raser Technologies, Inc. *	693	804
Superior Industries International, Inc.	483	6,917
Tenneco, Inc. *	1,092	15,747
Thor Industries, Inc.	861	24,495
TRW Automotive Holdings Corp. *	1,638	35,643
WABCO Holdings, Inc.	1,302	30,766
Winnebago Industries, Inc. *	630	6,835
		265,005

Banks 6.8%
1st Source Corp.	273	3,877
Arrow Financial Corp.	357	9,025
Associated Banc-Corp	2,604	29,529
Astoria Financial Corp.	1,974	20,490
BancFirst Corp.	147	5,520
BancorpSouth, Inc.	1,659	38,489
Bank Mutual Corp.	1,008	7,066
Bank of Hawaii Corp.	1,050	47,985
Bank of the Ozarks, Inc.	273	7,256
BankFinancial Corp.	420	3,944
Beneficial Mutual Bancorp, Inc. *	945	8,788
Berkshire Hills Bancorp, Inc.	294	5,545
Boston Private Financial Holdings, Inc.	1,365	6,402
Brookline Bancorp, Inc.	1,218	11,583
Camden National Corp.	168	5,151
Capital City Bank Group, Inc.	273	3,350
CapitalSource, Inc.	5,628	20,655
Capitol Bancorp Ltd.	420	844
Cathay General Bancorp	1,218	9,513
Chemical Financial Corp.	483	11,365
City Holding Co.	336	10,960
Clifton Savings Bancorp, Inc.	399	3,543
CoBiz Financial, Inc.	483	2,053
Columbia Banking System, Inc.	546	8,010
Community Bank System, Inc.	735	13,642
Community Trust Bancorp, Inc.	315	7,384
CVB Financial Corp.	2,079	16,112
Danvers Bancorp, Inc.	336	4,539
Dime Community Bancshares	630	7,081
Doral Financial Corp. *	273	852
East West Bancorp, Inc.	1,827	26,656
ESSA Bancorp, Inc.	462	5,849
F.N.B. Corp.	2,436	15,858
Fannie Mae *	24,213	21,307
First Bancorp	357	4,645
First BanCorp Puerto Rico	1,617	2,506
First Busey Corp.	630	2,066
First Citizens BancShares, Inc., Class A	126	19,839
First Commonwealth Financial Corp.	1,617	6,872
First Community Bancshares, Inc.	315	3,462
First Financial Bancorp	1,071	14,234
First Financial Bankshares, Inc.	441	22,835
First Financial Corp.	210	6,008
First Financial Holdings, Inc.	378	5,061
First Financial Northwest, Inc.	462	3,169
First Merchants Corp.	399	2,390
First Midwest Bancorp, Inc.	1,008	10,513
First Niagara Financial Group, Inc.	4,011	52,905
FirstMerit Corp.	1,848	38,716
Flagstar Bancorp, Inc. *	756	529
Flushing Financial Corp.	567	6,186
Freddie Mac *	14,154	14,579
Fulton Financial Corp.	3,696	31,860
Glacier Bancorp, Inc.	1,302	17,030
Great Southern Bancorp, Inc.	189	4,249
Guaranty Bancorp *	1,092	1,114
Hampton Roads Bankshares, Inc.	819	1,704
Hancock Holding Co.	672	27,821
Harleysville National Corp.	861	5,114
Heartland Financial USA, Inc.	294	3,878
Home Bancshares, Inc.	441	10,094
Hudson Valley Holding Corp.	126	3,296
Huntington Bancshares, Inc.	14,805	56,555
IBERIABANK Corp.	420	23,827
Independent Bank Corp.	441	9,018
International Bancshares Corp.	1,155	19,369
Investors Bancorp, Inc. *	945	10,414
Kearny Financial Corp.	399	3,930
Lakeland Financial Corp.	252	4,294
Marshall & Ilsley Corp.	8,001	46,006
MB Financial, Inc.	1,008	18,799
Meridian Interstate Bancorp, Inc. *	231	1,927
MGIC Investment Corp. *	3,066	12,264
Nara Bancorp, Inc.	714	7,219
National Penn Bancshares, Inc.	2,646	14,606
NBT Bancorp, Inc.	714	14,701
NewAlliance Bancshares, Inc.	2,184	25,728
Northfield Bancorp, Inc.	441	5,640
Northwest Bancorp, Inc.	462	10,691
Ocwen Financial Corp. *	1,554	14,483
Old National Bancorp	1,743	20,289
Oriental Financial Group, Inc.	462	4,481
Oritani Financial Corp.	210	2,734
Orrstown Financial Services, Inc.	231	7,635
Pacific Capital Bancorp	1,176	1,105

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PacWest Bancorp	546	10,046
Park National Corp.	231	13,816
Pinnacle Financial Partners, Inc. *	714	8,432
Popular, Inc.	5,670	13,438
PrivateBancorp, Inc.	1,134	11,215
Prosperity Bancshares, Inc.	1,008	40,149
Provident Financial Services, Inc.	1,239	13,109
Provident New York Bancorp	819	6,839
Radian Group, Inc.	1,785	7,979
Renasant Corp.	420	5,977
Republic Bancorp, Inc. Class A	189	3,565
Rockville Financial, Inc.	168	1,793
Roma Financial Corp.	210	2,522
S&T Bancorp, Inc.	588	9,379
S.Y. Bancorp, Inc.	273	5,957
Sandy Spring Bancorp, Inc.	336	3,128
Santander BanCorp *	168	1,915
SCBT Financial Corp.	252	6,552
Signature Bank *	882	27,324
Simmons First National Corp., Class A	273	6,910
Southside Bancshares, Inc.	315	6,457
StellarOne Corp.	504	5,085
Sterling Bancorp	483	3,284
Sterling Bancshares, Inc.	1,743	8,750
Sterling Financial Corp. *	1,281	769
Suffolk Bancorp	210	5,655
Sun Bancorp, Inc. *	378	1,357
Susquehanna Bancshares, Inc.	1,680	9,643
SVB Financial Group *	714	27,032
Synovus Financial Corp.	9,492	18,509
TCF Financial Corp.	2,604	34,217
Texas Capital Bancshares, Inc. *	735	10,672
The PMI Group, Inc.	2,016	3,709
The South Financial Group, Inc.	3,129	1,909
Tompkins Financial Corp.	168	6,703
TowneBank	483	5,844
TriCo Bancshares	378	6,551
TrustCo Bank Corp.	1,638	10,090
Trustmark Corp.	1,113	21,325
UMB Financial Corp.	735	28,885
Umpqua Holdings Corp.	1,764	20,745
Union Bankshares Corp.	399	4,708
United Bankshares, Inc.	882	15,082
United Community Banks, Inc. *	1,869	7,233
United Financial Bancorp, Inc.	273	3,505
Univest Corp. of Pennsylvania	357	5,780
Valley National Bancorp	3,108	41,088
ViewPoint Financial Group	252	3,296
Washington Federal, Inc.	2,394	45,606
Washington Trust Bancorp, Inc.	294	4,366
Waterstone Financial, Inc. *	315	608
Webster Financial Corp.	1,470	18,713
WesBanco, Inc.	504	6,507
Westamerica Bancorp	609	32,399
Western Alliance Bancorp *	1,470	5,836
Westfield Financial, Inc.	630	5,210
Whitney Holding Corp.	2,016	16,229
Wilmington Trust Corp.	1,512	18,552
Wintrust Financial Corp.	504	13,089
WSFS Financial Corp.	126	3,360
Zions Bancorp	2,772	36,452
		1,783,468

Capital Goods 10.2%
A.O. Smith Corp.	546	22,888
A123 Systems, Inc. *	609	9,835
AAON, Inc.	273	5,171
AAR CORP. *	861	16,066
Aceto Corp.	546	2,845
Actuant Corp., Class A	1,407	22,976
Acuity Brands, Inc.	966	31,182
Advanced Battery Technologies, Inc. *	1,134	3,935
Aerovironment, Inc. *	357	10,260
Aircastle Ltd.	966	8,559
Albany International Corp., Class A	588	10,631
Altra Holdings, Inc. *	567	6,379
American Railcar Industries, Inc.	210	2,218
American Science & Engineering, Inc.	189	13,145
American Superconductor Corp. *	903	29,980
American Woodmark Corp.	210	4,091
Ameron International Corp.	210	11,962
Ampco-Pittsburgh Corp.	168	4,912
Apogee Enterprises, Inc.	672	9,200
Applied Industrial Technologies, Inc.	819	16,994
Applied Signal Technology, Inc.	273	5,397
Argon ST, Inc. *	294	5,286
Armstrong World Industries, Inc. *	378	15,661
Astec Industries, Inc. *	357	8,911
AZZ, Inc. *	273	9,241
Badger Meter, Inc.	294	10,343
Baldor Electric Co.	945	24,334
Barnes Group, Inc.	903	14,006
BE Aerospace, Inc. *	2,289	44,109
Beacon Roofing Supply, Inc. *	987	15,170
Belden, Inc.	1,029	22,761
Blount International, Inc. *	777	7,498
Brady Corp., Class A	1,008	29,917
Briggs & Stratton Corp.	1,071	20,199
Broadwind Energy, Inc. *	693	4,955
Bucyrus International, Inc.	1,659	85,920
Builders FirstSource, Inc. *	420	1,600
Carlisle Cos., Inc.	1,344	43,156
Cascade Corp.	210	4,761
Ceradyne, Inc. *	525	8,878
Chart Industries, Inc. *	630	10,458
CIRCOR International, Inc.	336	8,111
CLARCOR, Inc.	1,134	36,141
Colfax Corp. *	546	6,781
Columbus McKinnon Corp. *	399	6,264
Comfort Systems USA, Inc.	798	9,089
Crane Co.	1,071	29,934
Cubic Corp.	357	12,431
Curtiss-Wright Corp.	945	26,895
DigitalGlobe, Inc. *	336	7,731
Ducommun, Inc.	189	3,525
Dycom Industries, Inc. *	819	6,380
Dynamic Materials Corp.	273	5,222
DynCorp International, Inc., Class A *	546	7,633
EMCOR Group, Inc. *	1,428	33,986
Encore Wire Corp.	399	7,940
Ener1, Inc. *	1,344	7,876
Energy Conversion Devices, Inc. *	987	9,791
Energy Recovery, Inc. *	567	3,170
EnerSys *	903	20,552
EnPro Industries, Inc. *	441	10,117

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ESCO Technologies, Inc. *	567	18,938
Esterline Technologies Corp. *	630	25,446
Evergreen Solar, Inc. *	3,990	5,586
Federal Signal Corp.	1,218	6,979
Force Protection, Inc. *	1,617	8,344
Franklin Electric Co., Inc.	399	10,988
FreightCar America, Inc.	273	4,982
FuelCell Energy, Inc. *	1,575	4,819
Furmanite Corp. *	588	1,929
Gardner Denver, Inc.	1,134	42,446
GATX Corp.	882	25,463
GenCorp, Inc. *	1,197	9,349
General Cable Corp. *	1,197	35,144
GeoEye, Inc. *	462	14,401
Gibraltar Industries, Inc.	588	8,808
Graco, Inc.	1,323	37,269
GrafTech International Ltd. *	2,667	39,232
Graham Corp.	189	3,504
Granite Construction, Inc.	735	22,028
Great Lakes Dredge & Dock Co.	840	4,948
Griffon Corp. *	1,155	12,012
GT Solar International, Inc. *	651	3,086
H&E Equipment Services, Inc. *	651	6,028
HEICO Corp. Class A	441	14,099
Hexcel Corp. *	2,037	21,490
IDEX Corp.	1,785	52,890
II-VI, Inc. *	546	15,550
Insituform Technologies, Inc., Class A *	840	17,388
Interline Brands, Inc. *	672	11,303
John Bean Technologies Corp.	609	10,457
K-Tron International, Inc. *	63	6,039
Kaman Corp.	525	11,891
Kaydon Corp.	735	26,137
Kennametal, Inc.	1,806	40,635
L.B. Foster Co., Class A *	231	6,325
Ladish Co., Inc. *	336	4,667
Lawson Products, Inc.	105	1,507
Layne Christensen Co. *	420	10,928
Lennox International, Inc.	1,155	42,874
Lindsay Corp.	252	8,843
MasTec, Inc. *	1,071	13,666
Michael Baker Corp. *	147	5,593
Moog, Inc. Class A *	882	23,294
Mueller Industries, Inc.	798	18,761
Mueller Water Products, Inc. Class A	2,751	13,865
MYR Group, Inc. *	399	6,232
NACCO Industries, Inc., Class A	105	5,306
Nordson Corp.	672	36,026
Northwest Pipe Co. *	168	4,245
Orbital Sciences Corp. *	1,218	15,262
Orion Marine Group, Inc. *	609	11,260
Oshkosh Corp.	1,932	76,758
Otter Tail Corp.	693	15,960
Pike Electric Corp. *	462	4,232
Plug Power, Inc. *	1,155	924
Polypore International, Inc. *	483	5,685
Powell Industries, Inc. *	189	6,634
Power-One, Inc. *	1,701	6,260
Primoris Services Corp.	336	2,540
Quanex Building Products Corp.	861	13,957
Raven Industries, Inc.	357	9,635
RBC Bearings, Inc. *	462	10,700
Regal-Beloit Corp.	798	37,873
Robbins & Myers, Inc.	567	13,035
RSC Holdings, Inc. *	945	6,010
Rush Enterprises, Inc., Class A *	714	7,690
Sauer-Danfoss, Inc.	252	2,177
Seaboard Corp.	21	30,534
Simpson Manufacturing Co., Inc.	819	20,360
Snap-On, Inc.	1,260	45,549
Standex International Corp.	273	4,982
Stanley, Inc. *	378	10,085
Sterling Construction Co., Inc. *	336	5,813
Sun Hydraulics Corp.	231	5,463
TAL International Group, Inc.	252	3,442
Taser International, Inc. *	1,281	5,419
Tecumseh Products Co., Class A *	315	3,597
Teledyne Technologies, Inc. *	756	25,341
Tennant Co.	378	10,289
Terex Corp. *	2,478	46,661
Textainer Group Holdings Ltd.	420	6,699
The Gorman-Rupp Co.	336	8,366
The Greenbrier Cos., Inc.	336	3,605
The Manitowoc Co., Inc.	3,045	29,902
The Middleby Corp. *	420	18,837
The Timken Co.	1,722	42,482
The Toro Co.	777	30,956
Thomas & Betts Corp. *	1,176	42,924
Titan International, Inc.	819	6,781
Titan Machinery, Inc. *	357	4,009
TransDigm Group, Inc.	819	35,504
Tredegar Corp.	483	6,960
Trex Co., Inc. *	315	5,648
Trinity Industries, Inc.	1,722	32,494
Triumph Group, Inc.	378	18,140
Tutor Perini Corp. *	609	10,122
United Rentals, Inc. *	1,365	12,585
Universal Forest Products, Inc.	420	15,095
USG Corp. *	1,491	20,621
Valence Technology, Inc. *	1,659	1,775
Valmont Industries, Inc.	462	35,408
Vicor Corp. *	525	4,305
Wabtec Corp.	1,197	46,084
Watsco, Inc.	588	29,494
Watts Water Technologies, Inc., Class A	630	19,309
WESCO International, Inc. *	903	23,568
Woodward Governor Co.	1,218	28,331
		2,681,230

Commercial & Professional Services 2.8%
ABM Industries, Inc.	945	17,416
Acco Brands Corp. *	1,176	7,679
Administaff, Inc.	483	10,766
American Ecology Corp.	357	5,780
American Reprographics Co. *	798	4,437
APAC Customer Services, Inc. *	630	3,295
ATC Technology Corp. *	399	8,786
Bowne & Co., Inc.	777	4,709
CBIZ, Inc. *	1,701	11,703
CDI Corp.	294	3,493
Cenveo, Inc. *	1,176	9,032
Clean Harbors, Inc. *	483	25,850
Consolidated Graphics, Inc. *	231	6,814
Cornell Cos., Inc. *	231	5,073
CoStar Group, Inc. *	441	17,521
Courier Corp.	210	2,738
CRA International, Inc. *	231	5,745

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Deluxe Corp.	1,113	14,358
EnergySolutions, Inc.	1,638	14,054
EnerNOC, Inc. *	378	10,002
Ennis, Inc.	588	8,520
Exponent, Inc. *	294	7,935
Fuel Tech, Inc. *	462	3,959
G&K Services, Inc., Class A	378	8,354
Healthcare Services Group, Inc.	861	16,953
Heidrick & Struggles International, Inc.	357	10,085
Herman Miller, Inc.	1,218	18,501
Hill International, Inc. *	525	3,208
HNI Corp.	798	20,165
Huron Consulting Group, Inc. *	462	10,534
ICF International, Inc. *	210	5,670
Innerworkings, Inc. *	630	3,238
Interface, Inc. Class A	1,197	9,193
Kelly Services, Inc., Class A	588	6,168
Kforce, Inc. *	735	9,518
Kimball International, Inc., Class B	525	4,279
Knoll, Inc.	1,050	10,206
Korn/Ferry International *	1,008	16,350
M&F Worldwide Corp. *	231	7,635
McGrath Rentcorp	504	10,418
Metalico, Inc. *	819	3,391
Mine Safety Appliances Co.	693	17,145
Mistras Group, Inc. *	147	1,792
Mobile Mini, Inc. *	819	12,457
Monster Worldwide, Inc. *	2,814	41,113
MPS Group, Inc. *	1,953	26,658
Navigant Consulting, Inc. *	1,071	14,191
Odyssey Marine Exploration, Inc. *	1,029	1,461
Resources Connection, Inc. *	966	18,615
RINO International Corp. *	105	3,596
Rollins, Inc.	1,155	20,524
Schawk, Inc.	252	2,843
School Specialty, Inc. *	357	8,140
Spherion Corp. *	1,113	5,821
Standard Parking Corp. *	126	2,029
Steelcase, Inc., Class A	1,344	7,338
Sykes Enterprises, Inc. *	777	19,075
Team, Inc. *	399	6,544
Tetra Tech, Inc. *	1,302	34,295
The Advisory Board Co. *	315	8,253
The Brink’s Co.	987	22,188
The Corporate Executive Board Co.	735	15,406
The Geo Group, Inc. *	1,134	22,544
The Standard Register Co.	399	1,803
TrueBlue, Inc. *	987	12,002
United Stationers, Inc. *	525	26,743
Viad Corp.	441	8,145
Volt Information Sciences, Inc. *	252	2,235
		746,487

Consumer Durables & Apparel 3.9%
American Apparel, Inc. *	945	2,797
American Greetings Corp., Class A	777	16,084
Blyth, Inc.	168	5,465
Brookfield Homes Corp. *	315	1,843
Brunswick Corp.	1,953	19,608
Callaway Golf Co.	1,407	10,088
Carter’s, Inc. *	1,218	26,492
Columbia Sportswear Co.	315	12,102
Crocs, Inc. *	1,911	9,307
CSS Industries, Inc.	210	3,896
Deckers Outdoor Corp. *	294	27,233
Eastman Kodak Co.	5,670	22,964
Ethan Allen Interiors, Inc.	609	7,070
FGX International Holdings Ltd. *	273	4,505
Fossil, Inc. *	1,029	31,745
Furniture Brands International, Inc. *	672	2,809
Hanesbrands, Inc. *	2,079	49,917
Harman International Industries, Inc.	1,533	57,656
Helen of Troy Ltd. *	588	12,083
Hovnanian Enterprises, Inc., Class A *	1,155	4,539
Iconix Brand Group, Inc. *	1,575	17,735
iRobot Corp. *	420	5,922
JAKKS Pacific, Inc. *	588	7,091
Jarden Corp.	1,890	51,880
Jones Apparel Group, Inc.	1,890	32,036
K-Swiss, Inc., Class A	525	4,583
KB HOME	1,722	23,333
Kenneth Cole Productions, Inc., Class A	315	2,930
La-Z-Boy, Inc.	1,155	11,030
Leapfrog Enterprises, Inc. *	714	2,142
Lennar Corp., Class A	3,465	43,902
Liz Claiborne, Inc.	2,100	8,757
M.D.C Holdings, Inc.	798	23,693
M/I Homes, Inc. *	399	4,373
Maidenform Brands, Inc. *	504	7,303
Marine Products Corp.	399	1,879
Meritage Homes Corp. *	630	11,233
Movado Group, Inc.	378	3,890
National Presto Industries, Inc.	105	9,783
Oxford Industries, Inc.	294	6,306
Phillips-Van Heusen Corp.	1,134	45,360
Polaris Industries, Inc.	714	31,152
Pool Corp.	1,071	19,342
Quiksilver, Inc. *	2,898	5,072
RC2 Corp. *	462	6,329
Sealy Corp. *	1,155	3,095
Skechers U.S.A., Inc., Class A *	735	16,229
Skyline Corp.	189	3,113
Smith & Wesson Holding Corp. *	1,428	7,054
Standard Pacific Corp. *	2,268	7,235
Steven Madden Ltd. *	357	12,738
Tempur-Pedic International, Inc. *	1,596	34,394
The Ryland Group, Inc.	966	17,687
The Timberland Co., Class A *	1,029	17,184
The Warnaco Group, Inc. *	1,029	41,891
True Religion Apparel, Inc. *	567	10,455
Tupperware Brands Corp.	1,386	64,518
Under Armour, Inc. Class A *	882	22,579
UniFirst Corp.	315	13,844
Volcom, Inc. *	357	5,605
Weyco Group, Inc.	147	3,406
Wolverine World Wide, Inc.	1,071	27,385
		1,023,671

Consumer Services 3.5%
AFC Enterprises, Inc. *	546	4,275
Ambassadors Group, Inc.	420	4,948
American Public Education, Inc. *	399	12,780
Ameristar Casinos, Inc.	525	9,125
Bally Technologies, Inc. *	1,218	50,584
BJ’s Restaurants, Inc. *	378	6,452
Bob Evans Farms, Inc.	672	16,975

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boyd Gaming Corp. *	1,386	11,324
Bridgepoint Education, Inc. *	420	6,707
Brink’s Home Security Holdings, Inc. *	1,008	32,982
Brinker International, Inc.	2,226	30,719
Buffalo Wild Wings, Inc. *	399	15,936
California Pizza Kitchen, Inc. *	483	6,066
Capella Education Co. *	315	22,453
CEC Entertainment, Inc. *	483	14,084
Choice Hotels International, Inc.	630	19,750
Churchill Downs, Inc.	231	7,993
CKE Restaurants, Inc.	1,113	9,394
Coinstar, Inc. *	609	16,315
Corinthian Colleges, Inc. *	1,743	25,831
Cracker Barrel Old Country Store, Inc.	504	18,930
Denny’s Corp. *	2,037	4,665
DineEquity, Inc. *	336	7,160
Domino’s Pizza, Inc. *	903	7,107
Gaylord Entertainment Co. *	777	13,675
Grand Canyon Education, Inc. *	462	8,857
Hillenbrand, Inc.	1,344	24,595
International Speedway Corp., Class A	588	15,858
Interval Leisure Group, Inc. *	882	10,090
Isle of Capri Casinos, Inc. *	441	3,338
Jack in the Box, Inc. *	1,218	22,740
Jackson Hewitt Tax Service, Inc.	525	2,174
K12, Inc. *	462	8,279
Krispy Kreme Doughnuts, Inc. *	1,260	4,057
Landry’s Restaurants, Inc. *	147	3,125
LIFE TIME FITNESS, Inc. *	966	21,832
Lincoln Educational Services Corp. *	231	5,110
Matthews International Corp., Class A	651	22,551
Morgans Hotel Group Co. *	546	2,009
Orient-Express Hotels Ltd., Class A *	1,743	14,571
P.F. Chang’s China Bistro, Inc. *	462	15,070
Panera Bread Co. Class A *	672	42,309
Papa John’s International, Inc. *	483	10,684
Peet’s Coffee & Tea, Inc. *	273	8,889
Pinnacle Entertainment, Inc. *	1,344	14,206
Pre-Paid Legal Services, Inc. *	147	5,598
Red Robin Gourmet Burgers, Inc. *	294	4,589
Regis Corp.	1,176	18,416
Ruby Tuesday, Inc. *	1,239	7,843
Scientific Games Corp., Class A *	1,554	21,989
Service Corp. International	5,418	41,827
Shuffle Master, Inc. *	1,197	9,779
Sonic Corp. *	1,344	12,956
Sotheby’s	1,533	29,081
Speedway Motorsports, Inc.	336	5,366
Steiner Leisure Ltd. *	294	11,628
Stewart Enterprises, Inc., Class A	1,722	8,059
Texas Roadhouse, Inc. *	1,092	11,226
The Cheesecake Factory, Inc. *	1,218	22,935
The Marcus Corp.	420	5,204
The Steak n Shake Co. *	609	6,991
Universal Technical Institute, Inc. *	462	8,727
Vail Resorts, Inc. *	630	24,438
WMS Industries, Inc. *	945	36,742
		929,968

Diversified Financials 2.6%
Advance America Cash Advance Centers, Inc.	1,050	6,573
AmeriCredit Corp. *	1,281	23,634
Artio Global Investors, Inc. *	588	13,465
Asset Acceptance Capital Corp. *	231	1,349
BGC Partners, Inc., Class A	861	3,642
Broadpoint Gleacher Securities, Inc. *	1,890	10,244
Calamos Asset Management, Inc., Class A	483	5,076
Cardtronics, Inc. *	378	4,177
Cash America International, Inc.	651	20,936
Cohen & Steers, Inc.	462	8,843
CompuCredit Holdings Corp. *	903	2,095
Credit Acceptance Corp. *	147	5,085
Dollar Financial Corp. *	546	13,333
Duff & Phelps Corp., Class A	462	7,840
E*TRADE Financial Corp. *	25,368	41,604
Encore Capital Group, Inc. *	336	5,725
Evercore Partners, Inc., Class A	336	10,419
EZCORP, Inc., Class A *	987	14,578
FBR Capital Markets Corp. *	903	5,662
Financial Federal Corp.	609	16,504
First Cash Financial Services, Inc. *	609	11,632
GAMCO Investors, Inc., Class A	84	3,858
GFI Group, Inc.	1,428	6,940
GLG Partners, Inc. *	3,822	11,275
Greenhill & Co., Inc.	294	24,005
Interactive Brokers Group, Inc., Class A *	882	14,932
Investment Technology Group, Inc. *	966	17,630
Janus Capital Group, Inc.	4,095	53,604
KBW, Inc. *	777	19,106
Knight Capital Group, Inc., Class A *	2,121	31,051
LaBranche & Co., Inc. *	1,260	3,339
Life Partners Holdings, Inc.	126	2,345
MarketAxess Holdings, Inc.	672	8,366
MF Global Ltd. *	2,184	13,737
Nelnet, Inc., Class A	609	10,578
NewStar Financial, Inc. *	756	2,495
optionsXpress Holdings, Inc.	1,008	15,422
Penson Worldwide, Inc. *	546	4,898
PHH Corp. *	1,176	16,252
PICO Holdings, Inc. *	420	12,575
Piper Jaffray Cos., Inc. *	462	20,028
Portfolio Recovery Associates, Inc. *	357	16,076
Pzena Investment Management, Inc., Class A *	189	1,348
Riskmetrics Group, Inc. *	714	10,660
Stifel Financial Corp. *	630	33,844
SWS Group, Inc.	609	7,576
The First Marblehead Corp. *	1,428	2,956
The Student Loan Corp.	84	4,173
Thomas Weisel Partners Group, Inc. *	462	2,079
TradeStation Group, Inc. *	819	6,028
Waddell & Reed Financial, Inc., Class A	1,932	56,279
Westwood Holdings Group, Inc.	147	5,111
World Acceptance Corp. *	315	9,239
		680,221

Energy 7.3%
Allis-Chalmers Energy, Inc. *	987	3,198
Alon USA Energy, Inc.	504	3,624
Apco Oil & Gas International, Inc.	315	6,921
Arena Resources, Inc. *	1,239	50,663
Atlas Energy, Inc.	1,365	35,080
ATP Oil & Gas Corp. *	1,092	17,417

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Atwood Oceanics, Inc. *	1,554	58,555
Basic Energy Services, Inc. *	672	4,623
Berry Petroleum Co. Class A	945	25,827
Bill Barrett Corp. *	903	25,781
BP Prudhoe Bay Royalty Trust	672	52,866
BPZ Resources, Inc. *	2,604	18,957
Brigham Exploration Co. *	1,869	19,512
Bristow Group, Inc. *	714	24,504
Bronco Drilling Co., Inc. *	945	4,980
Cal Dive International, Inc. *	1,449	10,520
CARBO Ceramics, Inc.	546	32,389
Carrizo Oil & Gas, Inc. *	693	14,588
Cheniere Energy, Inc. *	1,512	2,873
Clayton Williams Energy, Inc. *	273	7,718
Clean Energy Fuels Corp. *	1,113	13,022
Complete Production Services, Inc. *	1,533	15,928
Comstock Resources, Inc. *	1,134	42,105
Contango Oil & Gas Co. *	378	16,776
Crosstex Energy, Inc.	1,302	6,328
CVR Energy, Inc. *	1,617	11,853
Dawson Geophysical Co. *	252	5,453
Delek US Holdings, Inc.	609	4,184
Delta Petroleum Corp. *	5,124	4,663
DHT Maritime, Inc.	1,785	7,176
Dresser-Rand Group, Inc. *	2,394	67,224
Dril-Quip, Inc. *	756	40,832
Encore Acquisition Co. *	1,449	65,234
ENGlobal Corp. *	798	2,394
Exterran Holdings, Inc. *	1,575	32,996
Frontier Oil Corp.	2,625	30,266
Gastar Exploration Ltd. *	1,260	5,796
General Maritime Corp.	1,848	13,065
Global Industries Ltd. *	2,541	14,916
GMX Resources, Inc. *	567	6,623
Goodrich Petroleum Corp. *	672	14,871
Gulf Island Fabrication, Inc.	378	8,312
GulfMark Offshore, Inc. *	777	21,181
Gulfport Energy Corp. *	819	7,789
Harvest Natural Resources, Inc. *	1,029	6,123
Helix Energy Solutions Group, Inc. *	2,205	25,931
Hercules Offshore, Inc. *	2,751	14,058
Holly Corp.	1,134	28,860
Hornbeck Offshore Services, Inc. *	630	14,370
Hugoton Royalty Trust	1,092	17,570
International Coal Group, Inc. *	2,688	11,209
ION Geophysical Corp. *	2,457	13,366
Isramco, Inc. *	42	2,946
James River Coal Co. *	714	13,088
Key Energy Services, Inc. *	3,129	23,843
Lufkin Industries, Inc.	399	24,008
Mariner Energy, Inc. *	2,541	31,788
Massey Energy Co.	2,037	76,713
Matrix Service Co. *	840	7,190
McMoRan Exploration Co. *	2,100	15,246
Newpark Resources, Inc. *	2,730	7,316
Oil States International, Inc. *	1,197	42,936
Overseas Shipholding Group, Inc.	588	22,526
Parker Drilling Co. *	2,919	14,595
Patriot Coal Corp. *	1,848	22,638
Penn Virginia Corp.	1,092	19,787
Petroleum Development Corp. *	504	9,057
PetroQuest Energy, Inc. *	1,533	8,631
PHI, Inc. *	399	7,082
Pioneer Drilling Co. *	1,302	7,890
Rentech, Inc. *	5,901	9,029
Resolute Energy Corp. *	1,134	12,304
Rosetta Resources, Inc. *	1,407	22,160
RPC, Inc.	1,071	10,346
SandRidge Energy, Inc. *	3,570	33,487
SEACOR Holdings, Inc. *	588	45,041
Seahawk Drilling, Inc. *	336	7,234
Ship Finance International Ltd.	1,134	14,787
Southern Union Co.	2,583	53,520
St. Mary Land & Exploration Co.	1,533	49,639
Stone Energy Corp. *	1,029	19,458
Superior Energy Services, Inc. *	1,932	40,842
Superior Well Services, Inc. *	567	7,354
Swift Energy Co. *	903	19,387
T-3 Energy Services, Inc. *	357	8,911
Teekay Corp.	1,134	27,216
Tesco Corp. *	903	9,653
TETRA Technologies, Inc. *	1,806	18,710
Unit Corp. *	1,155	43,440
USEC, Inc. *	3,087	11,298
VAALCO Energy, Inc.	1,890	7,919
Venoco, Inc. *	567	6,322
W&T Offshore, Inc.	1,071	11,085
Warren Resources, Inc. *	1,743	4,166
Western Refining, Inc. *	1,491	6,933
World Fuel Services Corp.	735	39,087
		1,907,678

Food & Staples Retailing 0.8%
Arden Group, Inc., Class A	21	1,953
BJ’s Wholesale Club, Inc. *	1,197	41,548
Casey’s General Stores, Inc.	1,092	33,404
Ingles Markets, Inc., Class A	252	3,934
Nash Finch Co.	273	8,957
PriceSmart, Inc.	294	5,524
Rite Aid Corp. *	13,419	17,176
Ruddick Corp.	924	24,597
Spartan Stores, Inc.	462	6,389
Susser Holdings Corp. *	210	2,226
The Andersons, Inc.	378	9,877
The Great Atlantic & Pacific Tea Co., Inc. *	735	8,173
The Pantry, Inc. *	483	7,139
United Natural Foods, Inc. *	861	21,706
Village Super Market, Inc. Class A	105	3,173
Weis Markets, Inc.	252	8,765
Winn-Dixie Stores, Inc. *	1,260	13,583
		218,124

Food, Beverage & Tobacco 1.8%
Alico, Inc.	63	1,639
Alliance One International, Inc. *	1,806	8,615
American Italian Pasta Co., Class A *	462	14,733
B&G Foods, Inc. Class A	819	7,011
Cal-Maine Foods, Inc.	273	7,491
Calavo Growers, Inc.	252	4,254
Central European Distribution Corp. *	1,113	31,030
Chiquita Brands International, Inc. *	882	14,985
Coca-Cola Bottling Co. Consolidated	105	4,971
Corn Products International, Inc.	1,680	47,107
Darling International, Inc. *	1,743	12,410
Del Monte Foods Co.	4,284	44,939

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamond Foods, Inc.	357	11,024
Dole Food Co., Inc. *	714	8,204
Farmer Brothers Co.	147	2,562
Fresh Del Monte Produce, Inc. *	903	19,622
Green Mountain Coffee Roasters, Inc. *	861	54,226
J&J Snack Foods Corp.	315	11,371
Lancaster Colony Corp.	441	21,045
Lance, Inc.	672	16,363
National Beverage Corp. *	252	2,709
Sanderson Farms, Inc.	378	15,184
Smart Balance, Inc. *	1,365	7,357
Star Scientific, Inc. *	1,827	1,023
The Boston Beer Co., Inc., Class A *	210	8,839
The Hain Celestial Group, Inc. *	861	14,930
Tootsie Roll Industries, Inc.	525	13,345
TreeHouse Foods, Inc. *	672	23,433
Universal Corp.	525	22,528
Vector Group Ltd.	882	12,269
		465,219

Health Care Equipment & Services 6.7%
Abaxis, Inc. *	504	11,325
ABIOMED, Inc. *	735	6,218
Accuray, Inc. *	924	4,777
AGA Medical Holdings, Inc. *	294	3,669
Air Methods Corp. *	231	7,963
Align Technology, Inc. *	1,302	21,301
Alliance HealthCare Services, Inc. *	651	3,854
Allscripts-Misys Healthcare Solutions, Inc. *	1,302	24,998
Almost Family, Inc. *	168	6,070
Amedisys, Inc. *	567	21,002
American Medical Systems Holdings, Inc. *	1,575	27,673
AMERIGROUP Corp. *	1,134	26,887
AMN Healthcare Services, Inc. *	735	5,873
AmSurg Corp. *	651	13,482
Analogic Corp.	273	11,059
AngioDynamics, Inc. *	546	8,490
Assisted Living Concepts, Inc., Class A *	210	4,912
athenahealth, Inc. *	714	29,917
Bio-Reference Labs, Inc. *	252	8,266
Brookdale Senior Living, Inc. *	1,260	19,631
Cantel Medical Corp.,	252	4,511
CardioNet, Inc. *	525	2,557
Catalyst Health Solutions, Inc. *	840	28,568
Centene Corp. *	945	17,785
Chemed Corp.	525	23,719
Clarient, Inc. *	1,260	3,213
Computer Programs & Systems, Inc.	231	10,670
Conceptus, Inc. *	546	9,244
CONMED Corp. *	630	13,098
CorVel Corp. *	147	4,394
Cross Country Healthcare, Inc. *	588	5,004
CryoLife, Inc. *	609	3,483
Cyberonics, Inc. *	525	9,450
Dexcom, Inc. *	987	7,156
Eclipsys Corp. *	1,239	22,723
Emdeon, Inc. Class A *	483	7,288
Emergency Medical Services Corp., Class A *	441	21,278
Emeritus Corp. *	441	6,897
Ensign Group, Inc.	294	4,066
ev3, Inc. *	1,533	19,469
Genoptix, Inc. *	378	13,702
Gentiva Health Services, Inc. *	630	14,899
Greatbatch, Inc. *	441	8,110
Haemonetics Corp. *	546	29,145
Hanger Orthopedic Group, Inc. *	693	9,245
Health Management Associates, Inc., Class A *	5,649	34,628
Health Net, Inc. *	2,268	48,127
HEALTHSOUTH Corp. *	1,911	33,519
Healthspring, Inc. *	1,092	18,084
Healthways, Inc. *	693	11,899
Hill-Rom Holdings, Inc.	1,386	30,741
HMS Holdings Corp. *	546	24,139
ICU Medical, Inc. *	273	9,009
Immucor, Inc. *	1,512	27,896
Insulet Corp. *	651	7,981
Integra LifeSciences Holdings *	483	15,813
Invacare Corp.	693	17,256
inVentiv Health, Inc. *	714	11,310
IPC The Hospitalist Co. *	315	9,910
IRIS International, Inc. *	420	4,704
Kensey Nash Corp. *	189	4,402
Kindred Healthcare, Inc. *	819	12,170
Landauer, Inc.	189	10,750
LHC Group, Inc. *	294	9,046
LifePoint Hospitals, Inc. *	1,260	36,578
Magellan Health Services, Inc. *	735	27,026
MAKO Surgical Corp. *	483	4,115
Masimo Corp. *	1,155	30,446
MedAssets, Inc. *	756	17,645
MedCath Corp. *	336	2,466
Medidata Solutions, Inc. *	105	1,780
MEDNAX, Inc. *	1,008	56,660
MedQuist, Inc.	315	2,230
Meridian Bioscience, Inc.	861	17,831
Merit Medical Systems, Inc. *	588	9,690
Molina Healthcare, Inc. *	252	5,267
MWI Veterinary Supply, Inc. *	231	8,568
National Healthcare Corp.	189	6,617
Natus Medical, Inc. *	567	7,552
Neogen Corp. *	336	10,933
Nighthawk Radiology Holdings, Inc. *	420	2,192
NuVasive, Inc. *	798	25,895
Odyssey HealthCare, Inc. *	714	10,374
Omnicell, Inc. *	651	6,640
OraSure Technologies, Inc. *	945	3,629
Orthofix International N.V. *	378	11,435
Orthovita, Inc. *	1,575	5,686
Owens & Minor, Inc.	903	35,027
Palomar Medical Technologies, Inc. *	441	4,035
PharMerica Corp. *	651	9,798
Phase Forward, Inc. *	882	13,459
PSS World Medical, Inc. *	1,281	24,787
Psychiatric Solutions, Inc. *	1,449	32,110
Quality Systems, Inc.	420	24,986
Quidel Corp. *	609	7,655
RehabCare Group, Inc. *	525	14,789
Res-Care, Inc. *	588	7,544
RTI Biologics, Inc. *	1,029	4,198
Select Medical Holdings Corp. *	735	6,652
Sirona Dental Systems, Inc. *	420	12,222
Skilled Healthcare Group, Inc., Class A *	483	3,280

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SonoSite, Inc. *	378	8,539
STERIS Corp.	1,176	37,997
Sun Healthcare Group, Inc. *	945	7,995
SurModics, Inc. *	336	7,510
Symmetry Medical, Inc. *	693	5,558
Synovis Life Technologies, Inc. *	210	2,554
Tenet Healthcare Corp. *	10,752	48,922
The Cooper Cos., Inc.	987	33,055
Thoratec Corp. *	1,239	36,910
TomoTherapy, Inc. *	1,281	4,381
TranS1, Inc. *	525	1,759
Triple-S Management Corp., Class B *	441	7,082
Universal American Financial Corp. *	861	8,920
VCA Antech, Inc. *	1,827	41,418
Virtual Radiologic Corp. *	210	2,749
Volcano Corp. *	840	12,373
WellCare Health Plans, Inc. *	882	29,097
West Pharmaceutical Services, Inc.	714	27,525
Wright Medical Group, Inc. *	819	14,742
Zoll Medical Corp. *	462	11,370
		1,770,678

Household & Personal Products 0.9%
Bare Escentuals, Inc. *	1,491	19,070
Central Garden and Pet Co., Class A *	1,407	11,608
Chattem, Inc. *	399	26,270
Elizabeth Arden, Inc. *	567	8,363
Herbalife Ltd.	1,386	58,129
Inter Parfums, Inc.	252	2,971
NBTY, Inc. *	1,218	48,891
Nu Skin Enterprises, Inc., Class A	1,113	29,806
Prestige Brands Holdings, Inc. *	756	5,269
Revlon, Inc. Class A *	147	2,661
USANA Health Sciences, Inc. *	210	6,739
WD-40 Co.	315	10,127
		229,904

Insurance 3.7%
Ambac Financial Group, Inc.	5,880	4,528
American Equity Investment Life Holding Co.	1,134	8,301
American National Insurance Co.	336	36,463
American Physicians Capital, Inc.	231	6,302
AMERISAFE, Inc. *	399	6,739
AmTrust Financial Services, Inc.	525	6,274
Argo Group International Holdings Ltd. *	672	19,602
Arthur J. Gallagher & Co.	2,247	50,333
Aspen Insurance Holdings Ltd.	1,638	42,441
Assured Guaranty Ltd.	2,730	61,916
Baldwin & Lyons, Inc., Class B	231	5,355
Citizens, Inc. *	798	4,908
CNA Surety Corp. *	357	4,802
Conseco, Inc. *	4,095	19,615
Crawford & Co., Class B *	483	1,855
Delphi Financial Group, Inc., Class A	987	21,576
Donegal Group, Inc., Class A	252	3,687
eHealth, Inc. *	819	10,868
EMC Insurance Group, Inc.	147	3,053
Employers Holdings, Inc.	987	15,111
Endurance Specialty Holdings Ltd.	1,092	40,830
Enstar Group Ltd. *	147	10,815
Erie Indemnity Co., Class A	672	24,844
FBL Financial Group, Inc., Class A	273	4,813
First Mercury Financial Corp.	378	4,899
Flagstone Reinsurance Holdings Ltd.	819	8,853
FPIC Insurance Group, Inc. *	147	5,155
Greenlight Capital Re Ltd., Class A *	651	15,787
Harleysville Group, Inc.	273	8,591
Hilltop Holdings, Inc. *	1,029	12,502
Horace Mann Educators Corp.	945	11,359
Infinity Property & Casualty Corp.	294	11,748
Kansas City Life Insurance Co.	84	2,260
Maiden Holdings Ltd.	1,323	9,975
Max Capital Group Ltd.	1,008	21,964
MBIA, Inc. *	3,633	12,570
Meadowbrook Insurance Group, Inc.	1,197	8,199
Mercury General Corp.	567	20,945
Montpelier Re Holdings Ltd.	1,743	29,178
National Financial Partners Corp. *	945	8,259
National Interstate Corp.	231	4,052
National Western Life Insurance Co., Class A	42	7,167
OneBeacon Insurance Group Ltd., Class A	525	7,350
Platinum Underwriters Holdings Ltd.	1,092	38,537
PMA Capital Corp., Class A *	693	4,414
Presidential Life Corp.	483	4,922
ProAssurance Corp. *	714	38,021
Protective Life Corp.	1,869	30,913
RLI Corp.	420	21,181
Safety Insurance Group, Inc.	315	11,220
Seabright Insurance Holdings, Inc. *	441	4,851
Selective Insurance Group, Inc.	1,134	17,690
StanCorp Financial Group, Inc.	1,050	38,965
State Auto Financial Corp.	273	4,431
Stewart Information Services Corp.	357	3,702
The Navigators Group, Inc. *	294	13,703
The Phoenix Cos., Inc. *	2,352	5,833
Tower Group, Inc.	798	19,695
United America Indemnity Ltd., Class A *	588	4,045
United Fire & Casualty Co.	462	7,965
Unitrin, Inc.	966	21,551
Validus Holdings Ltd.	1,680	44,520
Zenith National Insurance Corp.	798	22,815
		984,818

Materials 5.9%
A. Schulman, Inc.	525	8,568
A.M. Castle & Co.	399	5,227
AK Steel Holding Corp.	2,415	48,300
Allied Nevada Gold Corp. *	1,365	17,745
AMCOL International Corp.	546	14,879
American Vanguard Corp.	399	2,933
Arch Chemicals, Inc.	546	14,638
Ashland, Inc.	1,596	57,344
Balchem Corp.	399	12,720
Brush Engineered Materials, Inc. *	462	8,177
Buckeye Technologies, Inc. *	882	8,538
Bway Holding Co. *	252	4,012
Cabot Corp.	1,134	26,003
Calgon Carbon Corp. *	1,134	15,865
Carpenter Technology Corp.	1,008	23,365
Century Aluminum Co. *	1,029	10,033
Clearwater Paper Corp. *	231	11,349

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coeur d’Alene Mines Corp. *	1,743	39,758
Commercial Metals Co.	2,478	39,400
Compass Minerals International, Inc.	693	45,107
Cytec Industries, Inc.	1,113	37,820
Deltic Timber Corp.	252	9,631
Domtar Corp. *	945	53,317
Eagle Materials, Inc.	945	25,477
Ferro Corp.	1,743	11,277
Glatfelter	966	10,742
Graphic Packaging Holding Co. *	1,680	4,536
Greif, Inc., Class A	756	42,230
H.B. Fuller Co.	1,050	21,378
Haynes International, Inc.	273	7,316
Headwaters, Inc. *	1,134	5,341
Hecla Mining Co. *	5,586	36,923
Horsehead Holding Corp. *	966	10,839
Huntsman Corp.	3,654	34,786
Innophos Holdings, Inc.	378	9,363
Kaiser Aluminum Corp.	336	12,983
Koppers Holdings, Inc.	441	12,458
Kronos Worldwide, Inc.	126	1,658
Louisiana-Pacific Corp. *	2,751	17,166
LSB Industries, Inc. *	357	4,363
Minerals Technologies, Inc.	399	21,083
Myers Industries, Inc.	693	5,731
Nalco Holding Co.	2,982	72,940
Neenah Paper, Inc.	336	4,680
NewMarket Corp.	252	26,389
NL Industries, Inc.	126	859
Olin Corp.	1,491	25,004
Olympic Steel, Inc.	231	6,406
OM Group, Inc. *	693	21,227
Packaging Corp. of America	2,247	44,760
PolyOne Corp. *	1,869	13,419
Rock-Tenn Co., Class A	840	37,943
Rockwood Holdings, Inc. *	1,197	26,944
Royal Gold, Inc.	903	48,599
RPM International, Inc.	2,856	55,978
RTI International Metals, Inc. *	609	12,064
Schnitzer Steel Industries, Inc., Class A	483	21,551
Schweitzer-Mauduit International, Inc.	378	23,270
Sensient Technologies Corp.	1,071	27,139
Silgan Holdings, Inc.	546	29,249
Solutia, Inc. *	2,709	29,176
Spartech Corp.	651	7,076
Stepan Co.	189	11,854
Stillwater Mining Co. *	1,071	10,196
STR Holdings, Inc. *	273	3,631
Temple-Inland, Inc.	2,394	43,068
Texas Industries, Inc.	525	18,239
Titanium Metals Corp.	1,911	18,670
US Gold Corp. *	1,932	5,487
Valhi, Inc.	252	2,608
W.R. Grace & Co. *	1,323	30,244
Wausau Paper Corp.	1,113	11,297
Westlake Chemical Corp.	504	13,180
Worthington Industries, Inc.	1,365	15,984
Zep, Inc.	441	7,797
Zoltek Cos., Inc. *	630	5,657
		1,542,964

Media 1.7%
Arbitron, Inc.	567	12,208
Ascent Media Corp., Class A *	294	6,733
Belo Corp. Class A	2,100	9,891
Cinemark Holdings, Inc.	819	10,360
CKX, Inc. *	1,449	7,912
Dolan Media Co. *	609	7,156
Fisher Communications, Inc. *	210	3,381
Gannett Co., Inc.	5,355	52,961
Harte-Hanks, Inc.	882	8,476
Journal Communications, Inc., Class A	1,008	3,518
Knology, Inc. *	630	6,212
Lamar Advertising Co., Class A *	1,302	36,039
Liberty Media Corp. — Capital, Series A *	1,890	41,750
Live Nation, Inc. *	1,827	13,081
Martha Stewart Living Omnimedia, Class A *	546	2,512
Mediacom Communications Corp., Class A *	840	3,394
Meredith Corp.	819	21,581
Morningstar, Inc. *	462	21,418
National CineMedia, Inc.	945	13,806
PRIMEDIA, Inc.	462	1,451
RCN Corp. *	819	7,019
Regal Entertainment Group, Class A	1,680	23,016
Scholastic Corp.	588	14,823
Sinclair Broadcast Group, Inc., Class A	1,155	4,239
Sirius XM Radio, Inc. *	84,294	53,105
The E.W. Scripps Co., Class A *	609	3,837
The New York Times Co., Class A	2,268	19,142
Valassis Communications, Inc. *	1,134	16,817
Value Line, Inc.	21	556
Warner Music Group Corp. *	1,113	5,576
World Wrestling Entertainment, Inc., Class A	588	9,449
		441,419

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Abraxis BioScience, Inc. *	126	4,217
Acorda Therapeutics, Inc. *	798	19,216
Acura Pharmaceuticals, Inc. *	315	1,326
Affymax, Inc. *	168	3,424
Affymetrix, Inc. *	1,596	7,565
Akorn, Inc. *	1,155	1,871
Albany Molecular Research, Inc. *	462	3,876
Alkermes, Inc. *	2,037	18,292
Allos Therapeutics, Inc. *	1,848	11,957
Alnylam Pharmaceuticals, Inc. *	798	13,414
AMAG Pharmaceuticals, Inc. *	357	13,348
Amicus Therapeutics, Inc. *	273	917
Ardea Biosciences, Inc. *	315	4,240
Arena Pharmaceuticals, Inc. *	2,247	8,157
ARIAD Pharmaceuticals, Inc. *	2,268	5,126
ArQule, Inc. *	882	3,166
Array Biopharma, Inc. *	609	1,047
Auxilium Pharmaceuticals, Inc. *	903	31,488
Bio-Rad Laboratories, Inc., Class A *	420	40,610
BioCryst Pharmaceuticals, Inc. *	588	4,769
Biodel, Inc. *	504	1,905
BioMarin Pharmaceutical, Inc. *	2,226	36,751
Bruker Corp. *	1,113	12,610
Cadence Pharmaceuticals, Inc. *	672	5,772
Cambrex Corp. *	651	3,444
Caraco Pharmaceutical Laboratories Ltd. *	252	1,038

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Celera Corp. *	1,659	10,352
Cell Therapeutics, Inc. *	10,731	11,053
Cepheid, Inc. *	1,260	15,599
Clinical Data, Inc. *	378	5,901
Cubist Pharmaceuticals, Inc. *	1,260	21,017
Cumberland Pharmaceuticals, Inc. *	210	3,013
Cypress Bioscience, Inc. *	882	4,675
Dionex Corp. *	378	26,502
Durect Corp. *	2,352	5,292
Emergent Biosolutions, Inc. *	357	5,127
Enzo Biochem, Inc. *	777	4,025
Enzon Pharmaceuticals, Inc. *	882	8,564
eResearchTechnology, Inc. *	1,071	6,319
Exelixis, Inc. *	2,457	16,806
Facet Biotech Corp. *	504	8,276
Genomic Health, Inc. *	378	7,186
Geron Corp. *	2,079	10,790
GTx, Inc. *	294	1,147
Halozyme Therapeutics, Inc. *	1,680	9,173
Human Genome Sciences, Inc. *	3,570	99,317
Idenix Pharmaceuticals, Inc. *	483	903
ImmunoGen, Inc. *	1,176	9,267
Immunomedics, Inc. *	1,449	4,492
Impax Laboratories, Inc. *	1,197	13,646
Incyte Corp. *	2,436	20,292
Inspire Pharmaceuticals, Inc. *	1,554	9,044
InterMune, Inc. *	819	8,796
Isis Pharmaceuticals, Inc. *	2,037	21,816
Kendle International, Inc. *	294	4,401
Lexicon Pharmaceuticals, Inc. *	2,268	3,538
Ligand Pharmaceuticals, Inc., Class B *	2,352	4,657
Luminex Corp. *	903	12,371
MannKind Corp. *	1,407	10,215
MAP Pharmaceuticals, Inc. *	357	3,231
Martek Biosciences Corp. *	714	12,424
Maxygen, Inc. *	651	3,541
Medicis Pharmaceutical Corp., Class A	1,302	30,714
Medivation, Inc. *	714	21,920
Metabolix, Inc. *	483	5,395
Micromet, Inc. *	1,470	10,040
Momenta Pharmaceuticals, Inc. *	840	8,358
Nabi Biopharmaceuticals *	987	4,876
Nektar Therapeutics *	1,974	17,194
Neurocrine Biosciences, Inc. *	735	1,492
Novavax, Inc. *	1,596	4,788
NPS Pharmaceuticals, Inc. *	1,239	3,903
Onyx Pharmaceuticals, Inc. *	1,323	37,851
Opko Health, Inc. *	2,940	5,145
Optimer Pharmaceuticals, Inc. *	651	7,148
Orexigen Therapeutics, Inc. *	840	5,603
Osiris Therapeutics, Inc. *	441	2,972
Pain Therapeutics, Inc. *	672	3,454
Par Pharmaceutical Cos., Inc. *	777	18,430
PAREXEL International Corp. *	1,302	15,637
PDL BioPharma, Inc.	2,604	16,926
Pharmasset, Inc. *	504	10,075
POZEN, Inc. *	525	3,706
Progenics Pharmaceuticals, Inc. *	525	2,032
Questcor Pharmaceuticals, Inc. *	1,113	4,786
Regeneron Pharmaceuticals, Inc. *	1,386	25,433
Rigel Pharmaceuticals, Inc. *	1,029	7,790
Salix Pharmaceuticals Ltd. *	1,071	24,419
Sangamo BioSciences, Inc. *	798	4,317
Savient Pharmaceuticals, Inc. *	1,386	18,614
Seattle Genetics, Inc. *	1,722	15,980
Sequenom, Inc. *	1,113	4,563
SIGA Technologies, Inc. *	630	5,701
StemCells, Inc. *	2,604	2,708
Sucampo Pharmaceuticals, Inc., Class A *	378	1,251
Synta Pharmaceuticals Corp. *	546	2,173
Targacept, Inc. *	294	6,883
The Medicines Co. *	1,407	11,031
Theravance, Inc. *	1,155	15,200
United Therapeutics Corp. *	1,029	46,912
Valeant Pharmaceuticals International *	1,533	50,114
Vanda Pharmaceuticals, Inc. *	462	4,879
Varian, Inc. *	609	31,175
ViroPharma, Inc. *	1,953	14,765
VIVUS, Inc. *	1,827	14,835
XenoPort, Inc. *	756	12,451
ZymoGenetics, Inc. *	924	5,646
		1,251,599

Real Estate 8.3%
Acadia Realty Trust	819	13,325
Alexander’s, Inc. *	63	17,549
Alexandria Real Estate Equities, Inc.	945	53,270
American Campus Communities, Inc.	1,113	29,995
American Capital Agency Corp.	273	7,226
Anworth Mortgage Asset Corp.	2,415	17,388
Apartment Investment & Management Co., Class A	2,646	35,747
ARMOUR Residential REIT, Inc. *	546	4,122
Ashford Hospitality Trust *	2,142	8,932
Avatar Holdings, Inc. *	189	2,892
BioMed Realty Trust, Inc.	2,079	28,462
Brandywine Realty Trust	2,814	27,633
BRE Properties, Inc.	1,134	35,528
Camden Property Trust	1,386	53,708
CapLease, Inc.	1,029	4,435
Capstead Mortgage Corp.	1,449	20,692
CBL & Associates Properties, Inc.	3,087	28,586
Cedar Shopping Centers, Inc.	966	5,835
Chimera Investment Corp.	14,070	56,702
Colonial Properties Trust	1,323	14,302
Corporate Office Properties Trust	1,260	43,079
Cousins Properties, Inc.	1,722	12,398
CreXus Investment Corp. *	294	3,910
DCT Industrial Trust, Inc.	4,431	21,047
Developers Diversified Realty Corp.	2,793	28,265
DiamondRock Hospitality Co. *	2,436	19,585
Douglas Emmett, Inc.	2,709	37,167
Duke Realty Corp.	4,893	54,851
DuPont Fabros Technology, Inc.	924	14,812
EastGroup Properties, Inc.	546	20,704
Education Realty Trust, Inc.	1,092	5,405
Entertainment Properties Trust	756	23,882
Equity Lifestyle Properties, Inc.	588	28,230
Equity One, Inc.	840	13,566
Essex Property Trust, Inc.	588	46,893
Extra Space Storage, Inc.	1,974	21,694
FelCor Lodging Trust, Inc. *	1,260	4,246
First Industrial Realty Trust, Inc.	1,134	5,058
First Potomac Realty Trust	588	6,956
Forest City Enterprises, Inc., Class A	2,730	29,293
Forestar Group, Inc. *	798	14,803

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Franklin Street Properties Corp.	1,680	18,967
Getty Realty Corp.	378	8,592
Government Properties Income Trust	252	6,292
Hatteras Financial Corp.	756	23,134
Healthcare Realty Trust, Inc.	1,281	28,297
Highwoods Properties, Inc.	1,575	48,211
Home Properties, Inc.	756	33,967
Hospitality Properties Trust	2,709	52,582
HRPT Properties Trust	4,998	30,688
Inland Real Estate Corp.	1,575	12,364
Invesco Mortgage Capital	147	3,116
Investors Real Estate Trust	1,533	13,506
iStar Financial, Inc. *	2,163	5,256
Jones Lang LaSalle, Inc.	924	47,004
Kilroy Realty Corp.	924	27,840
Kite Realty Group Trust	1,386	4,394
LaSalle Hotel Properties	1,428	26,604
Lexington Realty Trust	2,142	10,410
LTC Properties, Inc.	483	12,418
Mack-Cali Realty Corp.	1,722	52,848
Medical Properties Trust, Inc.	1,890	18,295
MFA Financial, Inc.	6,006	45,465
Mid-America Apartment Communities, Inc.	588	27,348
National Health Investors, Inc.	546	18,013
National Retail Properties, Inc.	1,827	36,613
NorthStar Realty Finance Corp.	1,218	4,129
OMEGA Healthcare Investors, Inc.	1,848	33,430
Parkway Properties, Inc.	483	9,018
Pennsylvania Real Estate Investment Trust	798	5,897
Pennymac Mortgage Investment Trust *	357	6,326
Post Properties, Inc.	966	17,803
Potlatch Corp.	882	25,966
PS Business Parks, Inc.	420	19,967
RAIT Financial Trust	1,176	1,823
Ramco-Gershenson Properties Trust	567	5,160
Redwood Trust, Inc.	1,512	21,727
Saul Centers, Inc.	147	4,536
Senior Housing Properties Trust	2,751	57,138
SL Green Realty Corp.	1,680	74,626
Sovran Self Storage, Inc.	567	18,325
Starwood Property Trust, Inc.	882	17,111
Sun Communities, Inc.	399	7,581
Sunstone Hotel Investors, Inc. *	2,058	16,670
Tanger Factory Outlet Centers, Inc.	840	32,970
Taubman Centers, Inc.	1,176	40,407
Tejon Ranch Co. *	252	6,706
The Macerich Co.	1,932	57,496
U-Store-It Trust	1,701	11,074
UDR, Inc.	3,213	48,099
Universal Health Realty Income Trust	210	6,443
Urstadt Biddle Properties	147	2,009
Urstadt Biddle Properties, Class A	357	4,898
Walter Investment Management Corp.	525	6,395
Washington Real Estate Investment Trust	1,281	33,434
Weingarten Realty Investors	2,667	51,766
		2,183,327

Retailing 4.8%
1-800-FLOWERS.COM, Inc., Class A *	525	1,176
99 Cents Only Stores *	798	9,592
Aaron’s, Inc.	1,071	26,850
Aeropostale, Inc. *	1,512	47,628
AnnTaylor Stores Corp. *	1,323	18,496
Asbury Automotive Group, Inc. *	735	7,835
Audiovox Corp., Class A *	420	3,095
Barnes & Noble, Inc.	861	20,096
bebe stores, Inc.	777	4,196
Big 5 Sporting Goods Corp.	399	6,520
Big Lots, Inc. *	1,764	40,678
Blockbuster, Inc., Class A *	3,402	2,143
Blue Nile, Inc. *	336	18,779
Brown Shoe Co., Inc.	924	9,480
Cabela’s, Inc. *	966	11,650
Charming Shoppes, Inc. *	2,289	11,033
Chico’s FAS, Inc. *	3,969	55,844
Christopher & Banks Corp.	756	4,317
Citi Trends, Inc. *	273	7,447
Coldwater Creek, Inc. *	1,365	5,788
Collective Brands, Inc. *	1,428	27,618
Conn’s, Inc. *	189	1,081
Core-Mark Holding Co., Inc. *	210	6,317
Dick’s Sporting Goods, Inc. *	1,869	38,800
Dillard’s, Inc., Class A	1,197	20,337
DSW, Inc. Class A *	336	7,842
Foot Locker, Inc.	3,381	32,086
Fred’s, Inc. Class A	798	7,796
Gaiam, Inc. Class A *	357	2,531
Genesco, Inc. *	483	12,626
Group 1 Automotive, Inc.	546	13,781
hhgregg, Inc. *	420	8,127
Hibbett Sports, Inc. *	672	12,708
Hot Topic, Inc. *	945	5,424
HSN, Inc. *	882	15,805
J. Crew Group, Inc. *	1,155	49,422
Jo-Ann Stores, Inc. *	567	18,915
Jos. A. Bank Clothiers, Inc. *	399	16,283
LKQ Corp. *	3,108	54,172
Lumber Liquidators, Inc. *	357	8,432
Monro Muffler Brake, Inc.	441	13,221
New York & Co., Inc. *	588	2,223
NutriSystem, Inc.	672	16,598
Office Depot, Inc. *	6,090	37,393
OfficeMax, Inc. *	1,722	18,219
Orbitz Worldwide, Inc. *	840	4,973
Overstock.com, Inc. *	336	4,912
Pacific Sunwear Of California, Inc. *	1,512	5,050
Penske Automotive Group, Inc.	903	13,346
PetMed Express, Inc.	462	7,586
RadioShack Corp.	2,772	52,280
Rent-A-Center, Inc. *	1,386	24,518
Retail Ventures, Inc. *	294	2,290
Rue21, Inc. *	147	3,632
Saks, Inc. *	3,108	18,990
Sally Beauty Holdings, Inc. *	1,848	12,899
Shutterfly, Inc. *	399	5,722
Signet Jewelers Ltd. *	1,848	47,771
Sonic Automotive, Inc. Class A	798	7,062
Stage Stores, Inc.	861	10,409
Stamps.com, Inc. *	252	2,245
Stein Mart, Inc. *	546	5,607
Systemax, Inc. *	84	1,294
The Buckle, Inc.	588	16,076
The Cato Corp., Class A	609	11,650

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Children’s Place Retail Stores, Inc. *	525	16,758
The Dress Barn, Inc. *	1,244	26,709
The Finish Line, Inc., Class A	1,071	9,478
The Gymboree Corp. *	630	25,150
The Men’s Wearhouse, Inc.	1,071	21,848
The Pep Boys-Manny, Moe & Jack	1,029	8,325
The Talbots, Inc.	525	3,470
The Wet Seal, Inc., Class A *	1,953	5,683
Ticketmaster Entertainment, Inc. *	903	9,509
Tractor Supply Co. *	798	37,259
Ulta Salon, Cosmetics & Fragrance, Inc. *	756	12,421
Vitacost.com, Inc. *	252	2,016
Vitamin Shoppe, Inc. *	189	3,497
Williams-Sonoma, Inc.	2,121	43,099
Zumiez, Inc. *	462	5,050
		1,248,984

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp. *	546	6,366
Advanced Analogic Technologies, Inc. *	903	2,890
Advanced Energy Industries, Inc. *	714	7,804
Amkor Technology, Inc. *	2,772	15,385
ANADIGICS, Inc. *	1,470	4,528
Applied Micro Circuits Corp. *	1,407	10,454
Atheros Communications *	1,344	38,264
Atmel Corp. *	8,736	34,682
ATMI, Inc. *	672	10,450
Brooks Automation, Inc. *	1,302	9,544
Cabot Microelectronics Corp. *	525	16,060
Cavium Networks, Inc. *	777	15,672
Cirrus Logic, Inc. *	1,386	7,526
Cohu, Inc.	546	6,432
Cymer, Inc. *	651	21,769
Cypress Semiconductor Corp. *	3,234	30,949
Diodes, Inc. *	693	12,155
DSP Group, Inc. *	483	3,038
Entegris, Inc. *	2,898	12,085
Exar Corp. *	861	6,044
Fairchild Semiconductor International, Inc. *	2,646	21,433
FEI Co. *	819	20,000
FormFactor, Inc. *	1,050	17,797
Hittite Microwave Corp. *	420	15,842
Integrated Device Technology, Inc. *	3,549	20,087
International Rectifier Corp. *	1,575	29,484
Intersil Corp., Class A	2,646	34,186
IXYS Corp. *	483	3,111
Kulicke & Soffa Industries, Inc. *	1,470	6,674
Lattice Semiconductor Corp. *	2,499	5,473
Micrel, Inc.	903	6,456
Microsemi Corp. *	1,722	26,226
MKS Instruments, Inc. *	903	13,680
Monolithic Power Systems, Inc. *	714	15,351
Netlogic Microsystems, Inc. *	441	17,993
Novellus Systems, Inc. *	2,142	44,318
OmniVision Technologies, Inc. *	1,071	14,951
PMC-Sierra, Inc. *	4,788	37,969
Power Integrations, Inc.	588	19,751
Rambus, Inc. *	2,352	41,913
RF Micro Devices, Inc. *	5,019	21,682
Rubicon Technology, Inc. *	294	5,121
Semtech Corp. *	1,323	21,194
Sigma Designs, Inc. *	567	6,623
Silicon Image, Inc. *	1,680	3,679
Silicon Laboratories, Inc. *	987	41,681
Silicon Storage Technology, Inc. *	1,995	4,549
Skyworks Solutions, Inc. *	3,570	43,947
Standard Microsystems Corp. *	504	9,697
Supertex, Inc. *	210	5,023
Teradyne, Inc. *	3,843	34,049
Tessera Technologies, Inc. *	1,092	25,848
Trident Microsystems, Inc. *	1,554	2,937
TriQuint Semiconductor, Inc. *	3,213	17,479
Ultratech, Inc. *	462	6,089
Veeco Instruments, Inc. *	756	20,646
Volterra Semiconductor Corp. *	567	9,350
Zoran Corp. *	1,050	9,597
		973,983

Software & Services 6.5%
ACI Worldwide, Inc. *	777	12,805
Acxiom Corp. *	1,701	19,630
Advent Software, Inc. *	315	11,945
Ancestry.com, Inc. *	252	3,314
ArcSight, Inc. *	420	9,555
Ariba, Inc. *	1,932	20,943
Art Technology Group, Inc. *	2,814	11,369
Blackbaud, Inc.	966	21,503
Blackboard, Inc. *	630	26,290
Bottomline Technologies, Inc. *	525	8,447
CACI International, Inc., Class A *	630	29,245
Cadence Design Systems, Inc. *	5,838	35,028
Cass Information Systems, Inc.	168	4,731
CIBER, Inc. *	1,176	3,728
CommVault Systems, Inc. *	840	17,472
Compuware Corp. *	5,166	35,852
comScore, Inc. *	441	7,060
Concur Technologies, Inc. *	924	34,243
Constant Contact, Inc. *	567	10,127
Convergys Corp. *	2,478	27,704
CSG Systems International, Inc. *	714	13,823
CyberSource Corp. *	1,533	26,322
DealerTrack Holdings, Inc. *	819	13,972
Deltek, Inc. *	756	5,753
DemandTec, Inc. *	378	3,334
Dice Holdings, Inc. *	630	3,389
Digital River, Inc. *	819	20,663
DivX, Inc. *	672	3,414
EarthLink, Inc. *	2,331	19,184
Ebix, Inc. *	168	8,721
Echo Global Logistics, Inc. *	126	1,598
Epicor Software Corp. *	1,029	7,718
EPIQ Systems, Inc. *	714	9,246
Euronet Worldwide, Inc. *	1,071	22,748
Exlservice Holdings, Inc. *	336	5,450
Fair Isaac Corp.	1,029	18,779
FalconStor Software, Inc. *	588	2,270
Forrester Research, Inc. *	357	8,943
Gartner, Inc. *	1,386	26,223
Global Cash Access Holdings, Inc. *	672	5,000
GSI Commerce, Inc. *	567	12,667
Heartland Payment Systems, Inc.	588	6,286
i2 Technologies, Inc. *	336	6,182
iGate Corp.	525	5,014

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
infoGROUP, Inc. *	945	7,655
Informatica Corp. *	1,890	42,430
InfoSpace, Inc. *	861	7,043
Integral Systems, Inc. *	399	3,547
Internap Network Services Corp. *	966	3,594
Internet Brands, Inc., Class A *	588	4,063
j2 Global Communications, Inc. *	945	18,787
Jack Henry & Associates, Inc.	1,827	41,747
JDA Software Group, Inc. *	756	17,751
Kenexa Corp. *	420	4,557
Lawson Software, Inc. *	2,730	17,881
Limelight Networks, Inc. *	777	2,665
Lionbridge Technologies, Inc. *	1,281	2,549
Liquidity Services, Inc. *	294	2,417
LogMeIn, Inc. *	168	2,995
LoopNet, Inc. *	672	6,848
Manhattan Associates, Inc. *	525	12,369
Marchex, Inc. Class B	735	3,410
MAXIMUS, Inc.	357	16,597
Mentor Graphics Corp. *	2,058	15,167
MICROS Systems, Inc. *	1,722	48,319
MicroStrategy, Inc., Class A *	189	16,551
ModusLink Global Solutions, Inc. *	1,029	8,314
MoneyGram International, Inc. *	1,827	4,531
Monotype Imaging Holdings, Inc. *	462	3,576
Move, Inc. *	3,297	5,077
NCI, Inc. Class A *	147	3,699
NetScout Systems, Inc. *	546	6,874
NetSuite, Inc. *	546	7,622
NeuStar, Inc. Class A *	1,575	36,855
NIC, Inc.	1,176	10,184
Novell, Inc. *	7,350	28,738
OpenTable, Inc. *	105	2,779
OPNET Technologies, Inc.	462	4,860
Parametric Technology Corp. *	2,541	38,267
Pegasystems, Inc.	378	10,860
Perficient, Inc. *	693	5,807
Progress Software Corp. *	861	20,741
Quest Software, Inc. *	1,323	22,266
Rackspace Hosting, Inc. *	1,680	31,097
Radiant Systems, Inc. *	609	5,901
RealNetworks, Inc. *	2,037	6,661
Renaissance Learning, Inc.	336	3,646
RightNow Technologies, Inc. *	525	7,424
Rosetta Stone, Inc. *	210	3,702
S1 Corp. *	1,008	6,008
Sapient Corp. *	1,974	14,529
SAVVIS, Inc. *	861	10,780
Smith Micro Software, Inc. *	651	4,121
Solarwinds, Inc. *	273	5,064
Solera Holdings, Inc.	1,554	54,328
SonicWALL, Inc. *	1,134	8,834
Sourcefire, Inc. *	441	8,657
SRA International, Inc., Class A *	882	15,920
SuccessFactors, Inc. *	1,176	17,711
Switch & Data Facilities Co. *	462	8,529
Symyx Technologies, Inc. *	777	3,302
Synchronoss Technologies, Inc. *	378	5,095
Syntel, Inc.	504	19,066
Take-Two Interactive Software, Inc. *	1,806	20,317
Taleo Corp. Class A *	714	14,751
TechTarget *	378	2,211
TeleCommunication Systems, Inc., Class A *	840	7,081
TeleTech Holdings, Inc. *	714	13,773
Terremark Worldwide, Inc. *	987	6,031
The Knot, Inc. *	651	6,211
The Ultimate Software Group, Inc. *	567	15,269
THQ, Inc. *	1,449	7,100
TIBCO Software, Inc. *	3,927	33,772
TiVo, Inc. *	2,373	23,493
TNS, Inc. *	504	12,625
Tyler Technologies, Inc. *	756	15,105
Unisys Corp. *	735	23,586
United Online, Inc.	1,827	12,424
ValueClick, Inc. *	2,247	21,189
VASCO Data Security International, Inc. *	567	3,731
VeriFone Holdings, Inc. *	1,617	21,441
Vocus, Inc. *	399	6,520
WebMD Health Corp. *	1,113	40,402
Websense, Inc. *	903	14,204
Wright Express Corp. *	840	24,503
		1,713,796

Technology Hardware & Equipment 6.0%
3Com Corp. *	8,253	60,825
3PAR, Inc. *	756	7,749
Acme Packet, Inc. *	714	7,326
Adaptec, Inc. *	2,121	6,639
ADC Telecommunications, Inc. *	2,037	12,487
ADTRAN, Inc.	1,344	28,399
Agilysys, Inc.	357	2,945
Airvana, Inc. *	777	4,716
Anaren, Inc. *	462	6,362
Anixter International, Inc. *	651	28,136
Arris Group, Inc. *	2,688	26,853
Aruba Networks, Inc. *	1,512	12,096
Avid Technology, Inc. *	546	6,497
Avocent Corp. *	945	23,606
AVX Corp.	1,134	13,676
Bel Fuse, Inc., Class B	231	4,121
Benchmark Electronics, Inc. *	1,491	26,883
BigBand Networks, Inc. *	945	3,393
Black Box Corp.	378	10,656
Blue Coat Systems, Inc. *	819	21,646
Brightpoint, Inc. *	1,575	11,309
Checkpoint Systems, Inc. *	819	11,613
Ciena Corp. *	1,932	23,474
Cogent, Inc. *	924	7,882
Cognex Corp.	756	12,444
Coherent, Inc. *	504	12,812
CommScope, Inc. *	2,037	51,190
Compellent Technologies, Inc. *	336	6,979
Comtech Telecommunications Corp. *	588	16,899
CTS Corp.	735	6,813
Daktronics, Inc.	924	7,826
DG Fastchannel, Inc. *	420	11,319
Diebold, Inc.	1,428	35,900
Digi International, Inc. *	462	3,645
DTS, Inc. *	378	11,393
Echelon Corp. *	714	7,897
EchoStar Corp., Class A *	924	17,953
Electro Rent Corp.	462	4,680
Electro Scientific Industries, Inc. *	525	5,108
Electronics for Imaging, Inc. *	1,092	13,115
EMS Technologies, Inc. *	315	4,057

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Emulex Corp. *	1,806	17,590
Extreme Networks, Inc. *	2,058	4,486
FARO Technologies, Inc. *	315	6,146
Finisar Corp. *	1,134	10,319
Harmonic, Inc. *	2,037	10,307
Harris Stratex Networks, Inc., Class A *	1,197	7,517
Hughes Communications, Inc. *	210	5,397
Hutchinson Technology, Inc. *	462	3,285
Hypercom Corp. *	1,302	3,958
ICx Technologies, Inc. *	420	2,104
Imation Corp.	672	5,893
Infinera Corp. *	2,058	16,937
Insight Enterprises, Inc. *	987	10,018
InterDigital, Inc. *	945	22,482
Intermec, Inc. *	1,071	13,163
IPG Photonics Corp. *	567	8,488
Isilon Systems, Inc. *	672	3,998
Ixia *	756	5,012
Jabil Circuit, Inc.	4,473	59,536
JDS Uniphase Corp. *	4,683	34,607
L-1 Identity Solutions, Inc. *	1,785	10,960
Lexmark International, Inc., Class A *	1,701	42,814
Littelfuse, Inc. *	462	12,095
Loral Space & Communications, Inc. *	252	8,344
Maxwell Technologies, Inc. *	546	8,976
Methode Electronics, Inc.	819	6,519
MTS Systems Corp.	357	9,200
Multi-Fineline Electronix, Inc. *	210	5,235
National Instruments Corp.	1,344	38,344
NETGEAR, Inc. *	735	14,590
Newport Corp. *	903	6,601
Novatel Wireless, Inc. *	630	5,279
Opnext, Inc. *	1,071	1,960
OSI Systems, Inc. *	315	6,435
Palm, Inc. *	3,234	35,283
Park Electrochemical Corp.	399	9,436
Plantronics, Inc.	1,050	24,307
Plexus Corp. *	861	23,385
Polycom, Inc. *	1,785	38,485
QLogic Corp. *	2,583	46,339
Quantum Corp. *	4,557	11,119
Riverbed Technology, Inc. *	1,176	23,943
Rofin-Sinar Technologies, Inc. *	630	14,351
Rogers Corp. *	357	10,053
Sanmina-SCI Corp. *	1,722	13,914
ScanSource, Inc. *	588	13,683
SeaChange International, Inc. *	651	3,633
ShoreTel, Inc. *	357	1,824
Silicon Graphics International Corp. *	588	3,557
Smart Modular Technologies (WWH), Inc. *	1,071	4,745
Sonus Networks, Inc. *	4,305	9,385
Starent Networks Corp. *	882	30,420
STEC, Inc. *	777	9,627
Stratasys, Inc. *	420	6,237
Sycamore Networks, Inc. *	4,242	12,005
Synaptics, Inc. *	735	19,801
SYNNEX Corp. *	462	13,079
Tech Data Corp. *	1,092	45,984
Technitrol, Inc.	756	3,825
Tekelec *	1,449	20,605
TTM Technologies, Inc. *	987	10,235
Universal Display Corp. *	798	8,523
UTStarcom, Inc. *	2,415	4,154
ViaSat, Inc. *	651	19,953
Vishay Intertechnology, Inc. *	3,969	28,775
Zebra Technologies Corp., Class A *	1,260	33,529
		1,582,108

Telecommunication Services 1.0%
AboveNet, Inc. *	462	23,701
Alaska Communications Systems Group, Inc.	924	6,754
Atlantic Tele-Network, Inc.	231	10,827
Cbeyond, Inc. *	546	7,049
Cincinnati Bell, Inc. *	4,704	14,018
Cogent Communications Group, Inc. *	1,008	8,578
Consolidated Communications Holdings, Inc.	546	8,299
General Communication, Inc., Class A *	714	4,313
Global Crossing Ltd. *	714	8,068
ICO Global Communications (Holdings) Ltd. *	3,003	2,583
Iowa Telecommunications Services, Inc.	693	11,019
iPCS, Inc. *	315	7,563
Leap Wireless International, Inc. *	1,260	18,182
Neutral Tandem, Inc. *	735	16,956
NTELOS Holdings Corp.	630	10,590
PAETEC Holding Corp. *	2,835	10,404
Premiere Global Services, Inc. *	1,176	8,891
Shenandoah Telecommunications Co.	483	8,114
SureWest Communications *	294	2,561
Syniverse Holdings, Inc. *	1,512	23,980
tw telecom, Inc. *	3,339	48,582
USA Mobility, Inc.	462	4,611
		265,643

Transportation 2.5%
AirTran Holdings, Inc. *	2,625	10,815
Alaska Air Group, Inc. *	819	24,488
Alexander & Baldwin, Inc.	882	26,945
Allegiant Travel Co. *	273	11,256
AMERCO *	126	6,459
American Commercial Lines, Inc. *	210	4,114
AMR Corp. *	7,476	45,155
Arkansas Best Corp.	525	12,925
Atlas Air Worldwide Holdings, Inc. *	357	10,460
Avis Budget Group, Inc. *	2,373	23,137
Con-way, Inc.	1,071	32,451
Continental Airlines, Inc. Class B *	3,087	44,021
Dollar Thrifty Automotive Group, Inc. *	483	8,916
Eagle Bulk Shipping, Inc. *	987	5,586
Excel Maritime Carriers Ltd.	1,071	7,401
Forward Air Corp.	630	14,276
Genco Shipping & Trading Ltd. *	609	14,299
Genesee & Wyoming, Inc., Class A *	798	24,834
Hawaiian Holdings, Inc. *	1,071	6,694
Heartland Express, Inc.	1,218	17,965
Horizon Lines, Inc., Class A	630	3,370
Hub Group, Inc., Class A *	819	21,663
JetBlue Airways Corp. *	5,523	30,432
Kirby Corp. *	1,176	39,220
Knight Transportation, Inc.	1,281	21,790
Landstar System, Inc.	1,113	41,537
Marten Transport Ltd. *	315	5,311
Old Dominion Freight Line, Inc. *	672	17,795

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pacer International, Inc.	798	2,266
Patriot Transportation Holding, Inc. *	42	3,926
RailAmerica, Inc. *	483	6,182
Republic Airways Holdings, Inc. *	714	4,862
SkyWest, Inc.	1,260	18,535
TBS International Ltd., Class A *	273	2,116
UAL Corp. *	3,570	27,703
Universal Truckload Services, Inc.	168	2,559
US Airways Group, Inc. *	3,234	11,933
UTI Worldwide, Inc.	2,121	27,721
Werner Enterprises, Inc.	1,113	20,769
YRC Worldwide, Inc. *	1,344	1,519
		663,406

Utilities 2.6%
ALLETE, Inc.	672	22,472
American States Water Co.	420	13,894
Avista Corp.	1,239	25,784
Black Hills Corp.	882	20,789
California Water Service Group	462	16,900
Central Vermont Public Service Corp.	252	4,891
CH Energy Group, Inc.	357	14,416
Chesapeake Utilities Corp.	315	9,872
Cleco Corp.	1,365	34,835
Connecticut Water Service, Inc.	210	4,767
El Paso Electric Co. *	1,050	20,790
Great Plains Energy, Inc.	2,961	52,706
Hawaiian Electric Industries, Inc.	1,995	39,621
IDACORP, Inc.	1,071	31,669
MGE Energy, Inc.	546	18,750
Middlesex Water Co.	315	5,090
New Jersey Resources Corp.	966	34,032
Nicor, Inc.	987	38,651
Northwest Natural Gas Co.	609	26,114
NorthWestern Corp.	840	21,664
Ormat Technologies, Inc.	441	18,156
PNM Resources, Inc.	1,743	19,417
Portland General Electric Co.	1,659	32,533
SJW Corp.	315	6,757
South Jersey Industries, Inc.	693	24,990
Southwest Gas Corp.	1,008	26,420
The Empire District Electric Co.	777	14,095
The Laclede Group, Inc.	462	14,465
UIL Holdings Corp.	672	18,117
Unisource Energy Corp.	798	23,796
WGL Holdings, Inc.	1,134	35,698
		692,151
Total Common Stock (Cost $26,667,743)		26,245,851

Other Investment Company 0.1% of net assets
State Street Institutional Liquid Reserves Fund	28,821	28,821
Total Other Investment Company (Cost $28,821)		28,821

End of Investments.
At 11/30/09, the tax basis cost of the fund’s investments was $26,696,564 and the unrealized appreciation and depreciation were $393,766 and ($815,658), respectively, with a net unrealized depreciation of ($421,892).

*	Non-income producing security.

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$26,245,851	$—	$—	$26,245,851

Other Investment Company	28,821	—	—	28,821

Total	$26,274,672	$—	$—	$26,274,672

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

Schwab Strategic Trust
Schwab International Equity ETFTM
Portfolio Holdings as of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.4%	Common Stock	66,252,293	65,484,272
0.2%	Other Investment Companies	103,102	102,115
0.2%	Preferred Stock	165,989	160,378
0.1%	Rights	63,692	56,365
99.9%	Total Investments	66,585,076	65,803,130
0.1%	Other Assets and Liabilities, Net		100,594
100.0%	Net Assets		65,903,724

	Number	Value
Security	of Shares	($)
Common Stock 99.4% of net assets
Australia 8.2%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	13,104	265,684
Bank of Queensland Ltd.	1,248	12,726
Bendigo & Adelaide Bank Ltd.	2,444	19,866
Commonwealth Bank of Australia	8,528	412,162
National Australia Bank Ltd.	11,856	310,595
Westpac Banking Corp.	16,224	358,494
		1,379,527

Capital Goods 0.1%
CSR Ltd.	5,252	8,269
GWA International Ltd.	4,550	11,703
Leighton Holdings Ltd.	598	19,541
		39,513

Commercial & Professional Services 0.1%
Brambles Ltd.	9,074	54,819
Corporate Express Australia Ltd.	1,352	5,309
Downer EDI Ltd.	2,548	19,894
Spotless Group Ltd.	4,030	9,038
		89,060

Consumer Durables & Apparel 0.0%
Billabong International Ltd.	1,404	13,494

Consumer Services 0.2%
Aristocrat Leisure Ltd.	4,836	17,839
Crown Ltd.	3,536	25,343
Flight Centre Ltd.	494	7,918
TABCORP Holdings Ltd.	7,098	46,650
Tatts Group Ltd.	20,826	45,942
		143,692

Diversified Financials 0.2%
ASX Ltd.	1,170	35,406
Challenger Financial Services Group Ltd.	2,444	9,150
IOOF Holdings Ltd.	2,210	11,733
Macquarie Group Ltd.	1,794	78,823
Perpetual Ltd.	182	5,479
		140,591

Energy 0.5%
Caltex Australia Ltd. *	1,300	11,566
Energy Resources of Australia Ltd.	442	9,702
New Hope Corp., Ltd.	2,080	8,187
Origin Energy Ltd.	5,044	72,072
Paladin Energy Ltd. *	3,588	13,531
Santos Ltd.	4,680	63,058
Woodside Petroleum Ltd.	2,704	120,662
WorleyParsons Ltd.	1,040	25,246
		324,024

Food & Staples Retailing 0.7%
AWB Ltd.	6,110	6,628
Metcash Ltd.	11,934	51,123
Wesfarmers Ltd.	5,798	158,048
Wesfarmers Ltd., Price Protected Shares	1,118	30,650
Woolworths Ltd.	7,384	189,588
		436,037

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	5,148	49,950
Elders Ltd. *	10,946	1,503
Foster’s Group Ltd.	13,988	71,958
Goodman Fielder Ltd.	13,260	18,570
		141,981

Health Care Equipment & Services 0.1%
Ansell Ltd.	208	2,026
Cochlear Ltd.	208	12,048
Sigma Pharmaceuticals Ltd.	9,516	8,362
Sonic Healthcare Ltd.	1,638	21,246
		43,682

Insurance 0.7%
AMP Ltd.	15,106	85,452
AXA Asia Pacific Holdings Ltd.	11,206	59,493
Insurance Australia Group Ltd.	20,358	73,048
QBE Insurance Group Ltd.	6,474	131,794
Suncorp-Metway Ltd.	9,126	73,344
Tower Australia Group Ltd.	5,954	15,369
		438,500

Materials 1.9%
Adelaide Brighton Ltd.	2,938	6,696
Alumina Ltd. *	11,076	15,613
Amcor Ltd.	9,698	52,463
BHP Billiton Ltd.	17,810	673,289
BlueScope Steel Ltd.	10,270	25,476
Boral Ltd.	3,094	15,860
Fortescue Metals Group Ltd. *	11,934	45,989
Gunns Ltd.	6,604	5,471
Iluka Resources Ltd. *	5,954	19,566
Incitec Pivot Ltd.	10,088	26,317
Newcrest Mining Ltd.	2,912	98,064

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nufarm Ltd.	1,378	14,632
OneSteel Ltd.	6,500	17,849
Orica Ltd.	1,794	41,021
OZ Minerals Ltd. *	14,274	15,940
PaperlinX Ltd. *	8,554	3,758
Rio Tinto Ltd.	2,366	155,195
Sims Metal Management Ltd.	1,196	23,209
		1,256,408

Media 0.0%
APN News & Media Ltd.	728	1,566
Austereo Group Ltd.	2,886	4,253
Consolidated Media Holdings Ltd.	3,978	11,470
Fairfax Media Ltd.	1,794	2,685
Ten Network Holdings Ltd.	2,990	4,050
West Australian Newspapers Holdings Ltd.	26	185
		24,209

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	3,484	100,584

Real Estate 0.6%
Australand Property Group	13,260	6,190
CFS Retail Property Trust	21,944	39,570
Commonwealth Property Office Fund	29,510	25,526
Dexus Property Group	32,058	23,769
Goodman Group	25,532	14,023
GPT Group	55,354	30,148
Lend Lease Group	3,068	25,499
Macquarie Office Trust	24,310	6,564
Mirvac Group	16,822	24,252
Stockland	15,210	56,247
Westfield Group	14,118	157,789
		409,577

Retailing 0.0%
Harvey Norman Holdings Ltd.	6,058	23,844

Software & Services 0.1%
Computershare Ltd.	3,718	36,381

Telecommunication Services 0.1%
Telstra Corp., Ltd.	27,456	85,700

Transportation 0.3%
Asciano Group *	14,300	21,663
Macquarie Infrastructure Group	19,188	22,833
MAP Group	7,150	17,409
Qantas Airways Ltd.	8,060	19,182
Toll Holdings Ltd.	6,240	46,437
Transurban Group	12,584	62,892
		190,416

Utilities 0.1%
AGL Energy Ltd.	3,276	41,502
Envestra Ltd.	14,092	6,321
SP Ausnet	21,606	17,008
		64,831
		5,382,051

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	1,465	59,562
Raiffeisen International Bank Holding AG	312	18,503
		78,065

Capital Goods 0.0%
Strabag SE	286	8,957

Energy 0.1%
OMV AG	936	39,600

Insurance 0.0%
Vienna Insurance Group AG	234	12,342

Materials 0.1%
Voestalpine AG	962	34,143

Real Estate 0.0%
Immoeast AG *	3,094	20,300

Telecommunication Services 0.0%
Telekom Austria AG	1,144	19,889

Utilities 0.1%
EVN AG	416	7,919
Oesterreichische Elektrizitaetswirtschafts AG, Series A	364	16,395
		24,314
		237,610

Belgium 0.8%

Banks 0.1%
Dexia S.A. *	3,120	23,543
KBC GROEP N.V. *	1,118	49,751
		73,294

Diversified Financials 0.1%
Compagnie Nationale a Portefeuille/Nationale Portefeuille Maatschappij	182	9,585
Groupe Bruxelles Lambert S.A.	468	42,636
		52,221

Food & Staples Retailing 0.1%
Colruyt S.A.	104	26,427
Delhaize Group	624	47,226
		73,653

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	4,056	202,414

Insurance 0.1%
Fortis *	13,182	55,513

Materials 0.1%
Solvay S.A.	182	19,204
Umicore	442	15,040
		34,244

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	754	33,564

Telecommunication Services 0.0%
Belgacom S.A.	624	23,623
		548,526

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Canada 7.4%

Banks 2.0%
Bank of Montreal	2,600	132,559
Bank of Nova Scotia	5,200	239,222
Canadian Imperial Bank of Commerce	2,600	169,503
Royal Bank of Canada	7,800	420,316
The Toronto-Dominion Bank	5,200	327,808
		1,289,408

Capital Goods 0.2%
Bombardier, Inc., Class B	18,200	77,340
Finning International, Inc.	2,600	37,191
		114,531

Energy 2.1%
Cameco Corp.	2,600	74,775
Canadian Natural Resources Ltd.	2,600	173,794
Enbridge, Inc.	2,600	111,004
EnCana Corp.	5,200	279,027
Husky Energy, Inc.	2,600	68,314
Imperial Oil Ltd.	2,600	100,005
Nexen, Inc.	2,600	61,236
Suncor Energy, Inc.	7,800	280,408
Talisman Energy, Inc.	5,200	89,770
TransCanada Corp.	5,200	168,343
		1,406,676

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	2,600	72,284

Insurance 0.7%
Great-West Lifeco, Inc.	2,600	59,732
Manulife Financial Corp.	10,400	181,907
Power Corp. of Canada	2,600	64,886
Power Financial Corp.	2,600	67,845
Sun Life Financial, Inc.	2,600	71,915
		446,285

Materials 1.3%
Barrick Gold Corp.	5,200	221,268
Goldcorp, Inc.	5,200	217,371
Kinross Gold Corp.	2,600	51,840
Potash Corp. of Saskatchewan, Inc.	2,600	290,766
Teck Resources Ltd., Class B *	2,600	89,992
		871,237

Media 0.2%
Shaw Communications, Inc., Class B	2,600	50,311
Thomson Reuters Corp.	2,600	82,371
		132,682

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	2,600	54,626
Brookfield Properties Corp.	5,200	58,844
		113,470

Software & Services 0.0%
CGI Group, Inc., Class A *	2,600	32,184

Technology Hardware & Equipment 0.2%
Research In Motion Ltd. *	2,600	150,365

Telecommunication Services 0.2%
BCE, Inc.	2,600	68,857
Rogers Communications, Inc., Class B	2,600	78,302
		147,159

Transportation 0.2%
Canadian National Railway Co.	2,600	136,381
		4,912,662

China 0.5%

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	13,000	42,689

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd.	13,000	8,068
China Yurun Food Group Ltd.	26,000	64,076
People’s Food Holdings Ltd.	26,000	11,168
Want Want China Holdings Ltd.	78,000	54,549
		137,861

Materials 0.1%
Fosun International	13,000	9,410
Hidili Industry International Development Ltd. *	26,000	28,952
		38,362

Real Estate 0.1%
Greentown China Holdings Ltd.	13,000	20,833
Shui On Land Ltd.	26,000	15,264
Soho China Ltd.	13,000	7,012
		43,109

Retailing 0.0%
Parkson Retail Group Ltd.	13,000	21,739

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	156,000	9,662

Software & Services 0.0%
Alibaba.com Ltd.	13,000	29,656

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	26,000	22,343
		345,421

Denmark 0.7%

Banks 0.1%
Danske Bank A/S *	4,108	88,470

Capital Goods 0.2%
FLSmidth & Co. A/S	286	18,608
Rockwool International A/S, B Shares	26	2,660
Vestas Wind Systems A/S *	1,144	80,316
		101,584

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	546	39,131
Danisco A/S	156	9,654
		48,785

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	78	7,270

Insurance 0.0%
Trygvesta A/S	130	8,996

Materials 0.0%
Novozymes A/S, B Shares	234	23,698

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
H. Lundbeck A/S	286	5,381
Novo Nordisk A/S, Class B	2,782	186,615
		191,996
		470,799

Finland 1.2%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	1,066	26,951

Capital Goods 0.2%
Kone Oyj, Class B	1,248	50,496
Metso Oyj	1,456	46,823
Wartsila Oyj	1,040	38,801
		136,120

Energy 0.0%
Neste Oil Oyj	1,092	19,018

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	780	26,536

Insurance 0.1%
Sampo Oyj, A Shares	3,692	87,579

Materials 0.2%
Outokumpu Oyj	1,118	19,303
Rautaruukki Oyj	832	17,313
Stora Enso Oyj, R Shares *	4,316	32,982
UPM-Kymmene Oyj	3,458	43,974
		113,572

Media 0.0%
Sanoma Oyj	390	8,180

Technology Hardware & Equipment 0.5%
Nokia Oyj	23,530	309,816

Utilities 0.1%
Fortum Oyj	3,458	87,687
		815,459

France 9.7%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, Class B	702	53,224
PSA Peugeot S.A. *	1,092	38,618
Renault S.A. *	1,326	64,104
		155,946

Banks 1.3%
BNP Paribas	5,486	453,002
Credit Agricole S.A.	5,148	106,505
Natixis *	5,252	27,992
Societe Generale	4,004	281,875
		869,374

Capital Goods 1.1%
Alstom S.A.	1,508	105,572
Bouygues S.A.	1,430	71,139
Compagnie de Saint-Gobain	2,808	152,717
Eiffage S.A.	338	18,342
Legrand S.A.	338	9,284
Safran S.A.	1,066	17,837
Schneider Electric S.A.	1,300	142,263
Thales S.A.	390	19,123
Vallourec S.A.	312	52,182
Vinci S.A.	2,626	145,184
Wendel	182	10,635
		744,278

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	390	19,480
Societe BIC S.A.	234	16,352
		35,832

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	494	50,063
Hermes International	468	66,539
LVMH Moet Hennessy Louis Vuitton S.A.	2,158	224,720
		341,322

Consumer Services 0.2%
Accor S.A.	1,716	91,820
Sodexo	988	55,477
		147,297

Diversified Financials 0.0%
Eurazeo	208	14,651

Energy 1.3%
Compagnie Generale De Geophysique-Veritas *	832	16,969
Technip S.A.	572	39,023
Total S.A.	13,026	805,927
		861,919

Food & Staples Retailing 0.4%
Carrefour S.A.	4,134	200,566
Casino Guichard Perrachon S.A.	338	29,016
		229,582

Food, Beverage & Tobacco 0.5%
Danone S.A.	3,198	191,140
Pernod Ricard S.A.	1,222	104,190
		295,330

Health Care Equipment & Services 0.1%
Essilor International S.A.	936	54,292

Household & Personal Products 0.2%
L’Oreal S.A.	1,404	152,317

Insurance 0.5%
AXA S.A.	11,821	281,652
CNP Assurances	234	25,045
Euler Hermes S.A.	78	5,733

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SCOR SE	910	22,181
		334,611

Materials 0.4%
Air Liquide S.A.	1,300	151,066
Ciments Francais S.A.	26	2,753
Eramet	52	16,836
Imerys S.A.	104	6,058
Lafarge S.A.	1,170	96,138
		272,851

Media 0.4%
Eutelsat Communications	338	11,060
JC Decaux S.A. *	286	6,505
Lagardere S.C.A.	676	28,788
PagesJaunes Groupe	546	6,458
Publicis Groupe	702	27,023
Societe Television Francaise 1	832	14,815
Vivendi	6,656	191,765
		286,414

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Ipsen S.A.	52	2,840
Sanofi-Aventis	5,304	400,706
		403,546

Real Estate 0.2%
Gecina S.A.	130	14,287
ICADE	52	5,239
Klepierre	468	18,725
Unibail-Rodamco SE	494	111,250
		149,501

Retailing 0.1%
PPR	520	62,925

Software & Services 0.1%
Atos Origin S.A. *	338	14,777
Cap Gemini S.A.	754	34,866
Dassault Systemes S.A.	260	14,959
		64,602

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	14,768	49,643

Telecommunication Services 0.4%
France Telecom S.A.	9,802	254,959

Transportation 0.0%
Air France-KLM *	520	8,244

Utilities 1.0%
EDF Energies Nouvelles S.A.	130	6,767
Electricite de France	1,768	101,981
GDF Suez	9,074	378,863
Suez Environnement S.A.	2,132	47,421
Veolia Environnement	2,730	92,405
		627,437
		6,416,873

Germany 7.0%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	1,846	87,094
Daimler AG — Reg’d	5,980	302,741
Volkswagen AG	494	60,817
		450,652

Banks 0.1%
Commerzbank AG *	5,356	50,017
Deutsche Postbank AG *	572	20,112
		70,129

Capital Goods 1.0%
GEA Group AG	1,118	23,566
Hochtief AG	338	26,540
MAN SE	832	68,077
Q-Cells SE *	338	5,303
Siemens AG — Reg’d	5,174	506,939
Solarworld AG	598	13,530
		643,955

Consumer Durables & Apparel 0.1%
Adidas AG	1,248	71,444
Puma AG Rudolf Dassler Sport	52	17,862
		89,306

Consumer Services 0.0%
TUI AG *	2,158	17,074

Diversified Financials 0.5%
Deutsche Bank AG — Reg’d	3,640	262,616
Deutsche Boerse AG	1,170	97,473
		360,089

Food & Staples Retailing 0.1%
Metro AG	1,222	76,780

Health Care Equipment & Services 0.1%
Celesio AG	312	8,230
Fresenius Medical Care AG & Co. KGaA	936	49,760
Fresenius SE	78	4,522
		62,512

Household & Personal Products 0.1%
Beiersdorf AG	286	18,597
Henkel AG & Co. KGaA	442	19,072
		37,669

Insurance 0.7%
Allianz SE — Reg’d	2,496	306,610
Generali Deutschland Holding AG	52	5,575
Hannover Rueckversicherung AG — Reg’d *	338	16,106
Muenchener Rueckversicherungs — Gesellschaft AG — Reg’d	1,066	167,134
		495,425

Materials 1.0%
BASF SE	5,096	307,259
HeidelbergCement AG	1,092	72,465
K&S AG	936	56,379
Lanxess AG	416	15,758
Linde AG	650	79,905
Salzgitter AG	260	24,807
ThyssenKrupp AG	2,210	80,528
Wacker Chemie AG	78	12,839
		649,940

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG	4,602	352,301
Merck KGaA	338	31,873
		384,174

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG *	5,330	25,527

Software & Services 0.4%
SAP AG	5,434	259,598

Telecommunication Services 0.4%
Deutsche Telekom AG — Reg’d	16,692	246,095

Transportation 0.2%
Deutsche Lufthansa AG — Reg’d	962	15,353
Deutsche Post AG — Reg’d	4,576	85,671
Fraport AG	52	2,575
Hamburger Hafen und Logistik AG	52	2,018
		105,617

Utilities 1.0%
E.ON AG	11,258	445,204
RWE AG	2,210	202,828
		648,032
		4,622,574

Greece 0.2%

Banks 0.2%
Alpha Bank A.E. ADR	7,800	32,760
National Bank of Greece S.A. ADR	15,600	94,224
		126,984
		126,984

Hong Kong 2.3%

Banks 0.1%
BOC Hong Kong Holdings Ltd.	13,000	29,891
The Bank of East Asia Ltd.	10,400	45,021
		74,912

Capital Goods 0.4%
CITIC Resources Holdings Ltd. *	52,000	15,298
Hutchison Whampoa Ltd.	26,000	175,958
Johnson Electric Holdings Ltd. *	13,000	5,502
Noble Group Ltd.	26,000	58,188
		254,946

Consumer Durables & Apparel 0.0%
C C Land Holdings Ltd.	26,000	12,077
Techtronic Industries Co., Ltd.	13,000	10,434
		22,511

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	52,000	13,889
Galaxy Entertainment Group Ltd. *	26,000	11,205
The Hongkong & Shanghai Hotels Ltd.	13,000	19,491
		44,585

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	7,800	139,089

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd. *	26,000	80,011

Household & Personal Products 0.3%
Hengan International Group Co., Ltd.	26,000	186,693

Materials 0.1%
Lee & Man Paper Manufacturing Ltd.	10,400	26,516

Real Estate 0.7%
New World Development Co., Ltd.	26,000	53,542
Sun Hung Kai Properties Ltd.	26,000	384,122
		437,664

Retailing 0.2%
Belle International Holdings Ltd.	26,000	32,307
Esprit Holdings Ltd.	7,948	53,533
GOME Electrical Appliances Holdings Ltd. *	130,000	49,147
Lifestyle International Holdings Ltd.	13,000	22,477
		157,464

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	2,600	21,236

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	52,000	29,992

Transportation 0.0%
Hopewell Highway Infrastructure Ltd.	13,000	7,682
		1,483,301

Ireland 0.5%

Banks 0.1%
Allied Irish Banks plc *	6,188	14,400
The Governor & Company of the Bank of Ireland *	8,216	19,860
		34,260

Commercial & Professional Services 0.1%
Experian plc	5,122	48,165

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	598	17,725

Materials 0.2%
CRH plc	4,108	103,491

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	3,952	26,047
Shire plc	2,730	53,091
		79,138

Transportation 0.0%
Ryanair Holdings plc *	2,782	11,565
		294,344

Israel 0.4%

Banks 0.0%
Bank Hapoalim B.M. *	2,080	8,053

Materials 0.0%
Israel Chemicals Ltd.	2,080	26,772

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	4,420	237,233

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	5,200	11,781
		283,839

Italy 3.3%

Automobiles & Components 0.1%
Fiat S.p.A. *	4,992	73,673
Pirelli & C S.p.A. *	29,198	18,455
		92,128

Banks 1.0%
Banca Carige S.p.A.	3,718	10,371
Banca Monte dei Paschi di Siena S.p.A.	14,872	28,602
Banca Popolare di Milano Scarl	2,184	16,952
Banco Popolare Societa Cooperatira *	3,718	30,478
Intesa Sanpaolo *	48,412	209,692
UniCredit S.p.A. *	94,406	322,451
Unione di Banche Italiane S.c.p.A.	3,458	47,478
		666,024

Capital Goods 0.1%
Finmeccanica S.p.A.	2,314	38,320

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	650	5,943
Bulgari S.p.A.	1,170	10,812
Luxottica Group S.p.A. *	1,014	25,241
		41,996

Consumer Services 0.1%
Autogrill S.p.A. *	1,872	23,173
Lottomatica S.p.A.	884	17,705
		40,878

Diversified Financials 0.1%
EXOR S.p.A.	494	9,426
Mediobanca S.p.A. *	2,522	30,102
		39,528

Energy 0.6%
Eni S.p.A.	14,794	366,481
Saipem S.p.A.	1,820	58,529
Saras S.p.A.	1,664	5,084
		430,094

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	6,110	17,778

Insurance 0.3%
Assicurazioni Generali S.p.A.	8,606	222,364
Fondiaria-Sai S.p.A.	546	9,042
Fondiaria-Sai S.p.A.	208	2,323
Mediolanum S.p.A.	1,014	6,592
Unipol Gruppo Finanziario S.p.A. *	4,654	6,344
		246,665

Materials 0.0%
Buzzi Unicem S.p.A.	312	4,825
Italcementi S.p.A.	156	2,086
Italcementi S.p.A. — RSP	338	2,382
		9,293

Media 0.1%
Mediaset S.p.A.	4,628	35,123

Telecommunication Services 0.2%
Telecom Italia S.p.A.	65,260	104,445
Telecom Italia S.p.A. — RSP	23,426	26,501
		130,946

Transportation 0.1%
Atlantia S.p.A.	1,820	46,998

Utilities 0.5%
A2A S.p.A.	10,114	19,694
Edison S.p.A.	5,070	7,772
Enel S.p.A.	39,728	237,688
Snam Rete Gas S.p.A.	8,866	44,492
Terna-Rete Elettrica Nationale S.p.A.	8,138	33,813
		343,459
		2,179,230

Japan 16.3%

Automobiles & Components 1.7%
Bridgestone Corp.	2,600	41,500
Denso Corp.	2,600	72,889
Honda Motor Co., Ltd.	7,800	244,471
Mitsubishi Motors Corp. *	26,000	35,312
Nissan Motor Co., Ltd. *	13,000	94,469
Nok Corp.	2,600	30,302
Suzuki Motor Corp.	2,600	61,872
Toyota Motor Corp.	13,000	519,125
Yamaha Motor Co., Ltd.	2,600	30,514
		1,130,454

Banks 1.3%
Aozora Bank Ltd. *	26,000	32,596
Hokuhoku Financial Group, Inc.	26,000	60,967
Mitsubishi UFJ Financial Group, Inc.	62,400	349,142
Mizuho Financial Group, Inc.	57,200	107,567
Mizuho Trust & Banking Co., Ltd. *	26,000	23,844
Resona Holdings, Inc.	5,200	55,776
Sapporo Hokuyo Holdings, Inc.	5,200	19,437
Shinsei Bank Ltd. *	26,000	31,993
Sumitomo Mitsui Financial Group, Inc.	5,200	172,035
		853,357

Capital Goods 2.0%
COMSYS Holdings Corp.	2,600	25,413
Daikin Industries Ltd.	2,600	92,658
Fanuc Ltd.	2,600	215,497
IHI Corp. *	26,000	41,953
JS Group Corp.	2,600	42,617
JTEKT Corp.	2,600	25,564
Kawasaki Heavy Industries Ltd.	26,000	63,382
Komatsu Ltd.	7,800	153,745
Mitsubishi Corp.	7,800	176,563
Mitsubishi Heavy Industries Ltd.	26,000	85,112
Mitsui & Co., Ltd.	7,800	103,583
Sojitz Corp.	13,000	22,787
Sumitomo Corp.	7,800	76,963
Sumitomo Electric Industries Ltd.	5,200	61,691

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
THK Co., Ltd.	2,600	42,888
Toyota Tsusho Corp.	2,600	34,890
Ushio, Inc.	2,600	44,005
		1,309,311

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	2,600	22,757
Secom Co., Ltd.	2,600	121,934
		144,691

Consumer Durables & Apparel 0.9%
Haseko Corp. *	13,000	9,658
Makita Corp.	2,600	88,130
NAMCO BANDAI Holdings, Inc.	2,600	26,017
Panasonic Corp.	15,600	201,191
Sanyo Electric Co., Ltd. *	26,000	46,782
Sega Sammy Holdings, Inc.	2,600	33,019
Sony Corp.	5,200	140,345
Sumitomo Forestry Co., Ltd.	2,600	19,527
		564,669

Diversified Financials 0.7%
Acom Co., Ltd.	780	10,440
Credit Saison Co., Ltd.	2,600	28,854
Daiwa Securities Group, Inc.	26,000	140,345
Matsui Securities Co., Ltd.	2,600	17,656
Mitsubishi UFJ Lease & Finance Co., Ltd.	520	15,664
Monex Group, Inc.	26	9,583
Nomura Holdings, Inc.	20,800	150,184
ORIX Corp.	780	54,146
Promise Co., Ltd.	1,300	8,722
SBI Holdings, Inc.	156	26,403
Takefuji Corp.	1,040	5,046
		467,043

Energy 0.1%
Nippon Mining Holdings, Inc.	13,000	51,158
Showa Shell Sekiyu K.K.	2,600	22,063
		73,221

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	5,200	42,013
Seven & I Holdings Co., Ltd.	5,200	116,682
Uny Co., Ltd.	2,600	18,864
		177,559

Food, Beverage & Tobacco 0.4%
Asahi Breweries Ltd.	2,600	46,359
Japan Tobacco, Inc.	26	77,205
Kagome Co., Ltd.	2,600	50,886
Q.P. Corp.	2,600	30,091
Yakult Honsha Co., Ltd.	2,600	81,340
		285,881

Insurance 0.6%
Mitsui Sumitomo Insurance Group Holdings, Inc.	5,200	137,025
Sony Financial Holdings, Inc.	26	78,503
T&D Holdings, Inc.	2,600	60,363
Tokio Marine Holdings, Inc.	5,200	150,003
		425,894

Materials 1.2%
Hitachi Chemical Co., Ltd.	2,600	51,098
JFE Holdings, Inc.	2,600	85,716
JSR Corp.	2,600	50,072
Kobe Steel Ltd.	26,000	44,367
Mitsubishi Chemical Holdings Corp.	13,000	47,385
Nippon Steel Corp.	26,000	96,883
Nitto Denko Corp.	2,600	83,603
Shin-Etsu Chemical Co., Ltd.	2,600	141,552
Showa Denko K.K.	26,000	46,178
Sumitomo Metal Industries Ltd.	26,000	66,098
Tokyo Steel Manufacturing Co., Ltd.	2,600	29,457
Toyo Seikan Kaisha Ltd.	2,600	39,055
		781,464

Media 0.2%
Dentsu, Inc.	2,600	56,078
Hakuhodo DY Holdings, Inc.	520	25,473
Toho Co., Ltd.	2,600	41,771
		123,322

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	2,600	96,279
Chugai Pharmaceutical Co., Ltd.	2,600	49,498
Daiichi Sankyo Co., Ltd.	2,600	51,098
Dainippon Sumitomo Pharma Co., Ltd.	2,600	26,741
Eisai Co., Ltd.	2,600	95,676
Takeda Pharmaceutical Co., Ltd.	2,600	108,654
		427,946

Real Estate 0.1%
Leopalace21 Corp. *	2,600	10,020
NTT Urban Development Corp.	26	18,743
Sumitomo Real Estate Sales Co., Ltd.	260	10,654
		39,417

Retailing 0.2%
Isetan Mitsukoshi Holdings Ltd.	5,200	44,790
USS Co., Ltd.	260	16,207
Yamada Denki Co., Ltd.	1,040	62,657
		123,654

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	2,600	58,009
Elpida Memory, Inc. *	2,600	32,143
Sumco Corp.	2,600	44,578
Tokyo Electron Ltd.	2,600	142,458
		277,188

Software & Services 0.3%
KONAMI Corp.	2,600	43,522
Nomura Research Institute Ltd.	2,600	54,991
NTT Data Corp.	26	73,915
Yahoo! Japan Corp.	130	38,979
		211,407

Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	2,600	14,940
Brother Industries Ltd.	2,600	28,552
Canon, Inc.	7,800	301,515
FUJIFILM Holdings Corp.	2,600	71,078
Hitachi Ltd. *	26,000	70,625
Hoya Corp.	2,600	66,550
Kyocera Corp.	2,600	207,650

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Murata Manufacturing Co., Ltd.	2,600	124,046
OMRON Corp.	2,600	43,643
Toshiba Corp.	26,000	138,232
Yokogawa Electric Corp.	2,600	18,562
		1,085,393

Telecommunication Services 0.7%
KDDI Corp.	26	140,949
Nippon Telegraph & Telephone Corp.	2,600	113,181
NTT DoCoMo, Inc.	104	158,152
SOFTBANK Corp.	2,600	62,476
		474,758

Transportation 1.2%
All Nippon Airways Co., Ltd.	26,000	68,512
Central Japan Railway Co.	26	188,636
East Japan Railway Co.	2,600	184,108
Japan Airlines Corp. *	26,000	27,767
Kintetsu Corp.	26,000	100,505
Tokyu Corp.	26,000	114,389
West Japan Railway Co.	26	96,883
		780,800

Utilities 1.5%
Chubu Electric Power Co., Inc.	2,600	66,701
Electric Power Development Co., Ltd.	2,600	81,038
Hokkaido Electric Power Co., Inc.	2,600	52,033
Hokuriku Electric Power Co.	2,600	59,397
Kyushu Electric Power Co., Inc.	2,600	57,315
Osaka Gas Co., Ltd.	26,000	95,072
Shikoku Electric Power Co., Inc.	2,600	78,020
The Chugoku Electric Power Co., Inc.	2,600	52,818
The Kansai Electric Power Co., Inc.	5,200	129,781
The Tokyo Electric Power Co., Inc.	5,200	140,647
Tohoku Electric Power Co., Inc.	2,600	55,142
Tokyo Gas Co., Ltd.	26,000	107,447
		975,411
		10,732,840

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	2,730	53,857

Materials 0.3%
ArcelorMittal	6,318	246,149

Media 0.1%
RTL Group	52	3,188
SES	1,742	37,047
		40,235
		340,241

Netherlands 3.5%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	5,668	155,003

Commercial & Professional Services 0.1%
Randstad Holding N.V. *	1,040	45,374

Diversified Financials 0.2%
ING Groep N.V. CVA *	12,272	114,306

Energy 1.5%
Fugro N.V., CVA	442	25,051
Royal Dutch Shell plc, A Shares	18,798	555,444
Royal Dutch Shell plc, B Shares	14,378	409,858
SBM Offshore N.V.	858	16,192
		1,006,545

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	7,540	101,644

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	390	16,070
Heineken N.V.	988	46,458
Unilever N.V. CVA	7,982	244,529
		307,057

Insurance 0.1%
AEGON N.V. *	10,478	75,305

Materials 0.2%
Akzo Nobel N.V.	1,196	75,829
James Hardie Industries N.V. CDI *	2,782	20,576
Koninklijke DSM N.V.	962	47,315
		143,720

Media 0.1%
Reed Elsevier N.V.	3,614	42,056
Wolters Kluwer N.V.	1,560	33,960
		76,016

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	1,222	27,024

Real Estate 0.0%
Corio N.V.	416	28,355

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	1,170	35,940
STMicroelectronics N.V.	1,560	12,528
		48,468

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	8,268	146,724

Transportation 0.1%
TNT N.V.	1,586	46,004
		2,321,545

New Zealand 0.3%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	9,204	22,514

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	4,472	10,172

Materials 0.1%
Fletcher Building Ltd.	8,892	49,862

Media 0.0%
Sky Network Television Ltd.	3,146	10,463

Real Estate 0.0%
Kiwi Income Property Trust	13,260	9,769

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retailing 0.0%
The Warehouse Group Ltd.	2,522	7,504

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	20,124	35,409

Transportation 0.0%
Air New Zealand Ltd.	3,510	3,038
Auckland International Airport Ltd.	15,080	20,062
		23,100

Utilities 0.1%
Contact Energy Ltd. *	4,758	19,942
Vector Ltd.	4,966	7,104
		27,046
		195,839

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A. *	5,200	58,421

Capital Goods 0.1%
Orkla A.S.A.	5,200	47,799

Energy 0.4%
Seadrill Ltd. *	2,600	60,069
Statoil A.S.A.	7,800	190,920
		250,989

Insurance 0.1%
Storebrand A.S.A. *	5,200	35,886

Materials 0.1%
Norsk Hydro A.S.A. *	5,200	36,627
Yara International A.S.A.	1,300	55,697
		92,324

Telecommunication Services 0.1%
Telenor A.S.A. *	5,200	70,737
		556,156

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	8,086	42,189

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. — Reg’d	3,068	10,180
Banco Comercial Portugues S.A. — Reg’d	23,530	31,158
Banco Espirito Santo S.A. — Reg’d	2,132	14,916
		56,254

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	1,768	31,892

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	3,978	38,999

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	884	6,729

Media 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1,872	11,959

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. — Reg’d	2,964	35,827

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	1,404	14,060

Utilities 0.1%
EDP — Energias de Portugal S.A.	18,382	84,284
		280,004

Republic of Korea 3.3%

Banks 0.7%
KB Financial Group, Inc. ADR *	5,200	261,872
Shinhan Financial Group Co., Ltd. ADR	2,600	205,192
		467,064

Materials 0.9%
POSCO ADR	5,200	619,840

Semiconductors & Semiconductor Equipment 1.0%
Samsung Electronics Co., Ltd. GDR (a)	2,132	661,453

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR	7,800	109,200

Telecommunication Services 0.3%
KT Corp. ADR	5,200	86,372
SK Telecom Co., Ltd. ADR	5,200	86,164
		172,536

Utilities 0.2%
Korea Electric Power Corp. ADR *	7,800	107,016
		2,137,109

Singapore 1.1%

Banks 0.2%
Oversea-Chinese Banking Corp., Ltd.	26,000	157,297

Capital Goods 0.1%
Singapore Technologies Engineering Ltd.	26,000	56,874
Yangzijiang Shipbuilding Holdings Ltd.	26,000	23,088
		79,962

Diversified Financials 0.0%
Pacific Century Regional Developments Ltd.	26,000	3,379

Food & Staples Retailing 0.1%
Olam International Ltd.	26,000	49,366

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd. *	78,000	25,903
Wilmar International Ltd.	26,000	118,255
		144,158

Real Estate 0.2%
CapitaCommercial Trust	26,000	21,586
Capitaland Ltd.	26,000	75,645

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CapitaMall Trust	26,000	32,286
		129,517

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	52,000	109,995

Transportation 0.1%
ComfortDelGro Corp., Ltd.	26,000	27,780
Neptune Orient Lines Ltd.	26,000	28,344
Singapore Post Ltd.	26,000	18,301
		74,425
		748,099

Spain 4.7%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	20,696	389,798
Banco de Sabadell S.A.	6,682	42,536
Banco de Valencia S.A.	1,222	9,999
Banco Espanol de Credito S.A.	572	7,342
Banco Popular Espanol S.A.	7,124	60,323
Banco Santander S.A.	45,890	786,114
Bankinter S.A.	2,002	21,446
		1,317,558

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	1,404	69,877
Ferrovial S.A.	442	19,238
Fomento de Construcciones y Contratas S.A.	286	12,190
Gamesa Corporacion Tecnologica S.A.	1,482	28,258
Sacyr Vallehermoso S.A. *	858	11,838
Zardoya Otis S.A.	754	15,803
		157,204

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	208	11,164
Criteria Caixacorp S.A.	6,968	35,569
		46,733

Energy 0.3%
Repsol YPF S.A.	6,812	187,158

Insurance 0.0%
Mapfre S.A.	5,512	24,330

Materials 0.1%
Acerinox S.A.	1,248	25,838

Media 0.0%
Gestevision Telecinco S.A.	598	6,662

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,248	20,873

Retailing 0.1%
Industria de Diseno Textil S.A.	1,326	84,469

Software & Services 0.0%
Indra Sistemas S.A.	832	19,761

Telecommunication Services 1.0%
Telefonica S.A.	23,556	676,194

Transportation 0.1%
Abertis Infraestructuras S.A.	1,378	31,395
Cintra Concesiones de Infraestructuras de Transporte S.A.	780	8,443
		39,838

Utilities 0.8%
Acciona S.A.	182	23,362
EDP Renovaveis S.A. *	3,042	29,883
Enagas	1,170	25,321
Endesa S.A.	650	20,347
Gas Natural SDG S.A.	2,782	57,702
Iberdrola Renovables S.A.	6,214	29,761
Iberdrola S.A.	29,406	279,020
Red Electrica Corporacion S.A.	390	21,313
		486,709
		3,093,327

Sweden 2.8%

Banks 0.7%
Nordea Bank AB	20,488	211,939
Skandinaviska Enskilda Banken AB, A Shares *	11,622	75,244
Svenska Handelsbanken AB, A Shares	4,004	114,519
Swedbank AB, A Shares *	3,510	33,447
		435,149

Capital Goods 0.7%
AB SKF, B Shares	2,964	48,982
Alfa Laval AB	2,860	38,035
Assa Abloy AB, B Shares	3,484	63,856
Atlas Copco AB, A Shares	3,770	53,293
Atlas Copco AB, B Shares	2,262	28,400
Sandvik AB	6,630	77,928
Scania AB, B Shares	2,236	30,712
Skanska AB, B Shares	3,198	53,809
Volvo AB, A Shares	3,094	29,372
Volvo AB, B Shares	7,228	68,514
		492,901

Commercial & Professional Services 0.1%
Securitas AB, B Shares	5,252	49,483

Consumer Durables & Apparel 0.2%
Electrolux AB, Series B *	2,626	64,098
Husqvarna AB, B Shares *	5,824	40,498
		104,596

Diversified Financials 0.1%
Industrivarden AB, A Shares	1,508	18,663
Industrivarden AB, C Shares	312	3,571
Investor AB, B Shares	4,238	77,130
		99,364

Food, Beverage & Tobacco 0.1%
Swedish Match AB	3,328	71,424

Materials 0.2%
Boliden AB	1,066	13,376
Holmen AB, B Shares	780	19,139
SSAB AB, A Shares	1,352	21,704
SSAB AB, B Shares	364	5,302

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Svenska Cellulosa AB, B Shares	4,602	63,211
		122,732

Retailing 0.2%
Hennes & Mauritz AB, B Shares	2,678	157,978

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	17,732	169,983

Telecommunication Services 0.2%
Tele2 AB, B Shares	2,886	44,100
TeliaSonera AB	15,938	112,879
		156,979
		1,860,589

Switzerland 7.5%

Capital Goods 0.6%
ABB Ltd. — Reg’d *	13,338	244,380
Geberit AG — Reg’d	312	53,810
Schindler Holding AG	312	23,534
Schindler Holding AG — Reg’d	442	32,922
		354,646

Commercial & Professional Services 0.2%
Adecco S.A. — Reg’d	1,300	64,854
SGS S.A. — Reg’d	52	66,693
		131,547

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	3,614	116,886
Swatch Group AG	234	58,928
Swatch Group AG — Reg’d	702	33,554
		209,368

Diversified Financials 1.1%
Credit Suisse Group AG — Reg’d	6,786	351,379
EFG International AG	104	1,672
GAM Holding Ltd.	988	11,766
Julius Baer Group Ltd.	1,404	46,346
Pargesa Holding S.A.	338	28,036
UBS AG — Reg’d *	19,396	300,911
		740,110

Food, Beverage & Tobacco 1.5%
Nestle S.A. — Reg’d	20,644	976,029

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG — Reg’d	572	17,002
Sonova Holding AG — Reg’d	234	27,798
Straumann Holding AG — Reg’d	52	12,748
		57,548

Insurance 0.5%
Baloise Holding AG — Reg’d	364	30,356
Swiss Life Holding AG — Reg’d *	156	19,169
Swiss Reinsurance Co., Ltd. — Reg’d	2,002	95,231
Zurich Financial Services AG	832	179,283
		324,039

Materials 0.9%
Givaudan S.A. — Reg’d	78	61,747
Holcim Ltd. — Reg’d *	1,404	101,080
Syngenta AG — Reg’d	676	179,257
Xstrata plc *	12,766	223,959
		566,043

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Actelion Ltd. — Reg’d *	858	50,493
Lonza Group AG — Reg’d	416	32,207
Novartis AG — Reg’d	12,818	711,579
Roche Holding AG	3,978	650,820
		1,445,099

Telecommunication Services 0.1%
Swisscom AG — Reg’d	156	60,660

Transportation 0.0%
Kuehne & Nagel International AG — Reg’d	260	25,113

Utilities 0.0%
BKW FMB Energie AG	260	20,738
		4,910,940

United Kingdom 15.3%

Banks 2.7%
Barclays plc *	62,764	301,127
HSBC Holdings plc	93,314	1,082,684
Lloyds Banking Group plc *	87,958	79,608
Royal Bank of Scotland Group plc *	97,292	52,977
Standard Chartered plc	11,102	270,377
		1,786,773

Capital Goods 0.5%
BAE Systems plc	17,186	92,537
Bunzl plc	884	9,053
Cobham plc	3,978	14,597
European Aeronautic Defence & Space Co.	1,846	33,022
Invensys plc	4,004	18,399
Rolls-Royce Group plc *	8,398	65,395
Smiths Group plc	1,612	25,238
Tomkins plc	3,952	11,149
Wolseley plc *	1,690	32,172
		301,562

Commercial & Professional Services 0.1%
Capita Group plc	2,990	34,937
G4S plc	7,384	29,568
Hays plc	6,734	10,786
Rentokil Initial plc *	11,596	19,163
		94,454

Consumer Durables & Apparel 0.0%
Burberry Group plc	2,574	24,078
		24,078

Consumer Services 0.4%
Carnival plc	1,482	49,566
Compass Group plc	11,700	82,717
Intercontinental Hotels Group plc	2,600	35,906
Ladbrokes plc	7,358	16,302
PartyGaming plc *	1,976	8,246
Thomas Cook Group plc	6,396	22,253
TUI Travel plc	5,122	20,670

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whitbread plc	1,534	32,299
William Hill plc	6,032	17,709
		285,668

Diversified Financials 0.2%
3i Group plc	5,590	24,742
ICAP plc	2,418	17,155
Man Group plc	10,166	53,120
Provident Financial plc	130	1,889
Schroders plc	806	15,198
Schroders plc, Non-Voting Shares	130	2,066
		114,170

Energy 2.1%
AMEC plc	1,196	15,575
BG Group plc	17,420	315,325
BP plc	100,516	947,842
Cairn Energy plc *	624	31,541
Petrofac Ltd.	338	5,397
Tullow Oil plc	3,354	67,923
		1,383,603

Food & Staples Retailing 0.6%
J Sainsbury plc	10,192	53,841
Tesco plc	42,120	292,391
William Morrison Supermarkets plc	13,728	62,023
		408,255

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	910	12,029
British American Tobacco plc	10,400	315,236
Cadbury plc	5,772	76,348
Diageo plc	13,000	218,677
Imperial Tobacco Group plc	4,628	134,280
SABMiller plc	5,148	149,536
Tate & Lyle plc	1,092	7,434
Unilever plc	6,032	176,600
		1,090,140

Health Care Equipment & Services 0.0%
Smith & Nephew plc	3,224	30,581

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	3,250	165,341

Insurance 0.7%
Admiral Group plc	702	12,223
Aviva plc	15,288	92,930
Legal & General Group plc	34,190	43,400
Old Mutual plc *	30,680	57,146
Prudential plc	15,236	156,399
Resolution Ltd. *	9,360	12,980
RSA Insurance Group plc	15,990	30,650
Standard Life plc	11,076	37,826
		443,554

Materials 2.0%
Anglo American plc *	7,306	312,097
Antofagasta plc	1,352	19,980
BHP Billiton plc	11,752	358,242
Eurasian Natural Resources Corp.	2,184	30,878
Fresnillo plc	1,066	14,748
Johnson Matthey plc	780	18,970
Kazakhmys plc *	1,274	25,779
Lonmin plc *	1,144	33,324
Randgold Resources Ltd.	156	13,197
Rexam plc	3,172	14,440
Rio Tinto plc	8,658	438,763
Vedanta Resources plc	832	31,459
		1,311,877

Media 0.4%
Aegis Group plc	4,238	7,518
British Sky Broadcasting Group plc	6,006	52,190
Daily Mail & General Trust plc, Class A	1,144	7,759
ITV plc	23,764	20,299
Pearson plc	3,692	50,229
Reed Elsevier plc	5,434	40,540
United Business Media Ltd.	962	6,876
WPP plc	6,344	59,135
		244,546

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	7,696	343,155
GlaxoSmithKline plc	27,482	566,916
		910,071

Real Estate 0.2%
British Land Co. plc	4,082	29,837
Hammerson plc	3,588	23,594
Land Securities Group plc	4,082	44,113
Liberty International plc	2,860	21,848
SEGRO plc	4,394	23,472
		142,864

Retailing 0.2%
Home Retail Group plc	3,588	17,323
Kingfisher plc	10,816	42,103
Marks & Spencer Group plc	7,332	46,434
Next plc	702	22,764
The Carphone Warehouse Group plc	416	1,303
		129,927

Software & Services 0.1%
Autonomy Corp. plc *	910	21,281
Logica plc	8,762	16,881
The Sage Group plc	5,200	18,203
		56,365

Telecommunication Services 1.1%
BT Group plc	35,594	81,896
Cable & Wireless plc	8,580	19,980
Inmarsat plc	650	6,779
Vodafone Group plc	286,130	643,778
		752,433

Transportation 0.0%
British Airways plc *	1,222	3,917

Utilities 0.6%
Centrica plc	25,064	104,723
Drax Group plc	1,664	11,207
International Power plc	8,268	37,572
National Grid plc	12,038	130,486
Scottish & Southern Energy plc	4,446	81,500
Severn Trent plc	910	15,681
United Utilities Group plc	2,860	22,374
		403,543
		10,083,722

13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	390	51,301

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Perrigo Co.	260	10,698
		61,999
Total Common Stock (Cost $66,252,293)		65,484,272

Other Investment Companies 0.2% of net assets
United Kingdom 0.1%
Foreign & Colonial Investment Trust plc	2,756	11,710
Scottish Mortgage Investment Trust plc	1,456	11,983
The Alliance Trust plc	2,626	13,196
		36,889

United States 0.1%
State Street Institutional Liquid Reserves Fund	65,226	65,226

Total Other Investment Companies (Cost $103,102)		102,115

Preferred Stock 0.2% of net assets
Germany 0.2%
Fresenius SE	312	20,826
Henkel AG & Co. KGaA	728	36,669
Porsche Automobil Holding SE	546	37,995
Volkswagen AG	650	55,137
		150,627

Italy 0.0%
EXOR S.p.A.	442	4,751
Unipol Gruppo Finanziario S.p.A. *	5,668	5,000
		9,751
Total Preferred Stock (Cost $165,989)		160,378

Rights 0.1% of net assets
France 0.0%
Pernod Ricard S.A. *	940	1,603

Germany 0.0%
K&S AG *	720	2,411

Netherlands 0.0%
ING Groep N.V. *	9,440	23,385

New Zealand 0.0%
Kiwi Income Property Trust *	290	—

Norway 0.0%
DnB NOR A.S.A. *	888	2,502

Spain 0.0%
Mapfre S.A. *	3,604	54

United Kingdom 0.1%
Lloyds Banking Group plc *	90,664	26,410
Total Rights (Cost $63,692)		56,365

End of Investments.
At 11/30/09, the tax basis cost of the fund’s investments was $66,585,076 and the unrealized appreciation and depreciation were $551,720 and ($1,333,666), respectively, with a net unrealized depreciation of ($781,946).

*	Non-income producing security.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $661,453 or 1.0% of net assets.

ADR	American Depositary Receipt.

CDI	CHESS Depositary Interest.

CVA	Dutch Certificate.

GDR	Global Depositary Receipt.

Reg’d	Registered.

RSP	Risparmio (Convertible Savings Shares)

		Amount		Amount
		of		of
	Currency	Currency	Currency	Currency
Expiration	to be	to be	to be	to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains
Forward Foreign Currency Contracts
12/4/2009	EUR	440	USD	661	4
12/9/2009	EUR	204	USD	306	—

Net unrealized gains on Forward Foreign Currency Contracts					4

14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$65,484,272	$—	$—	$65,484,272

Other Investment Companies — (a)	102,115	—	—	102,115

Preferred Stock — (a)	160,378	—	—	160,378

Rights — (a)	56,365	—	—	56,365

Total	$65,803,130	$—	$—	$65,803,130

Other Financial Instruments Forward Foreign Currency Contracts*	$4	$—	$—	$4

*	Forward Foreign Currency Contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
The fund entered into forward foreign currency exchange contracts during the period ended November 30, 2009. The fund invests in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates.

15

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Randall W. Merk

Randall W. Merk
Chief Executive Officer

Date:	January 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk
Chief Executive Officer

Date:	January 19, 2010

By:	/s/ George Pereira

George Pereira
Principal Financial Officer

Date:	January 19, 2010